UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copy to:

Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801

Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 260-455-2000

Date of fiscal year-end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Delaware Bond Fund
LVIP Janus Capital Appreciation Fund
LVIP FI Equity Income Fund
LVIP UBS Global Asset Allocation Fund
LVIP Delaware Growth and Income Fund
LVIP Mondrian International Value Fund
LVIP Delaware Managed Fund
LVIP Money Market Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Wilshire Conservative  Profile Fund
LVIP Wilshire Moderate Profile Fund
LVIP Wilshire Moderately Aggressive Profile Fund
LVIP Wilshire Aggressive Profile Fund
LVIP Wilshire 2010 Profile Fund
LVIP Wilshire 2020 Profile Fund
LVIP Wilshire 2030 Profile Fund
LVIP Wilshire 2040 Profile Fund
LVIP Cohen & Steers Global Real Estate Fund
LVIP Baron Growth Opportunities Fund
LVIP Mid-Cap Growth Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP Capital Growth Fund
LVIP S&P 500 Index Fund
LVIP MFS Value Fund
LVIP Small-Cap Index Fund
LVIP Mid-Cap Value Fund
LVIP Templeton Growth Fund
LVIP Marsico International Growth Fund
LVIP Value Opportunities Fund

Item 2. Controls and Procedures

Item 3.  Exhibits

Signatures

Certifications

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock– 99.73%
Aerospace & Defense – 2.44%
†Alliant Techsystems	10,000	$1,093,000
Empresa Brasileira de Aeronautica ADR	20,400	895,968
Precision Castparts	16,000	2,367,680
Rockwell Collins	32,300	2,359,192
		6,715,840
Air Freight & Logistics – 1.34%
Expeditors International Washington	33,500	1,584,550
Robinson (C.H.) Worldwide	27,000	1,465,830
UTi Worldwide	28,000	643,440
		3,693,820
Airlines – 0.51%
SkyWest	26,900	677,073
Southwest Airlines	49,700	735,560
		1,412,633
Auto Components – 0.54%
Gentex	26,200	561,728
Wabco Holdings	19,600	916,300
		1,478,028
Automobiles – 0.82%
Harley-Davidson	33,300	1,538,793
Thor Industries	8,600	386,914
Winnebago Industries	13,600	324,768
		2,250,475
Beverages – 0.47%
Brown-Forman Class B	17,200	1,288,452
		1,288,452
Biotechnology – 1.82%
†Alkermes	21,400	393,760
†Amylin Pharmaceuticals	7,700	385,000
†Celgene	7,900	563,349
†Cephalon	17,600	1,285,856
†Genzyme	12,200	755,912
†Martek Biosciences	14,800	429,644
†Medarex	19,900	281,784
†Theravance	10,500	273,945
†Vertex Pharmaceuticals	17,000	652,970
		5,022,220
Capital Markets – 4.49%
†Affiliated Managers Group	8,400	1,071,084
Bear Stearns	7,100	871,951
BlackRock	6,200	1,075,142
Eaton Vance	24,300	971,028
Federated Investors Class B	16,900	670,930
†Interactive Brokers Group Class A	21,700	569,842
Janus Capital Group	23,800	673,064
Lazard Class A	37,000	1,568,800
Legg Mason	8,150	686,964
Northern Trust	36,100	2,392,347
optionsXpress Holdings	20,300	530,642
SEI Investments	27,100	739,288
†TD Ameritrade Holding	30,100	548,422
		12,369,504
Chemicals – 0.86%
Ecolab	24,900	1,175,280
Sigma-Aldrich	12,000	584,880
Valspar	22,100	601,341
		2,361,501
Commercial Banks – 0.97%
City National	5,600	389,256
East West Bancorp	17,000	611,320
First Horizon National	9,900	263,934
†SVB Financial Group	12,500	592,000
Synovus Financial	11,900	333,795
UCBH Holdings	27,400	478,952
		2,669,257
Commercial Services & Supplies – 4.42%
†American Reprographics	43,600	816,192
Avery Dennison	8,800	501,776
†ChoicePoint	9,000	341,280
Cintas	17,500	649,250
Corporate Executive Board	9,800	727,552
Dun & Bradstreet	8,400	828,324
Equifax	16,300	621,356
HNI	9,000	324,000
†LECG	30,000	447,000
Manpower	10,000	643,500
†Monster Worldwide	30,900	1,052,454
Republic Services	47,250	1,545,548
Ritchie Bros Auctioneers	23,100	1,503,810
Robert Half International	29,600	883,856
†Stericycle	22,600	1,291,816
		12,177,714
Communications Equipment – 1.20%
†F5 Networks	31,400	1,167,766
†Foundry Networks	41,200	732,124
†JDS Uniphase	39,300	587,928
†Juniper Networks	22,300	816,403
		3,304,221
Computers & Peripherals – 1.56%
†Avid Technology	7,600	205,808
†Logitech International - Reg	19,700	582,135
†Network Appliance	59,700	1,606,527
†QLogic	39,400	529,930
Seagate Technology	53,400	1,365,972
		4,290,372
Construction & Engineering – 2.10%
Fluor	16,100	2,318,078
†Foster Wheeler	14,100	1,851,048
†Quanta Services	61,800	1,634,610
		5,803,736
Containers & Packaging – 0.23%
Sealed Air	24,900	636,444
		636,444
Diversified Consumer Services – 1.19%
†Apollo Group Class A	16,305	980,746
Block (H&R)	21,800	461,724
DeVry	19,100	706,891
†ITT Educational Services	9,400	1,143,886
		3,293,247
Diversified Financial Services – 2.75%
CME Group	3,613	2,121,802
†IntercontinentalExchange	12,000	1,822,800
Moody's	33,700	1,698,480
Nymex Holdings	14,900	1,939,682
		7,582,764
Diversified Telecommunications Services – 0.94%
†Leap Wireless International	25,100	2,042,387
†NeuStar Class A	16,100	552,069
		2,594,456
Electric Utilities – 0.57%
†Reliant Energy	61,200	1,566,720
		1,566,720
Electrical Equipment – 1.46%
AMETEK	25,200	1,089,144
†General Cable	10,100	677,912
†Genlyte Group	7,800	501,228
†II-VI	16,000	552,480
Roper Industries	18,600	1,218,300
		4,039,064
Electronic Equipment & Instruments – 1.26%
†Cogent	34,100	534,688
†Dolby Laboratories Class A	21,600	752,112
†FLIR Systems	9,100	504,049
Jabil Circuit	51,400	1,173,976
National Instruments	15,150	520,100
		3,484,925
Energy Equipment & Services – 5.28%
BJ Services	27,500	730,125
†Cameron International	24,400	2,251,876
†Core Laboratories	15,200	1,936,328
Diamond Offshore Drilling	4,600	521,134
†FMC Technologies	39,200	2,260,271
†Grant Prideco	37,600	2,049,952
†Nabors Industries	15,100	464,627
Smith International	31,400	2,241,960
†TETRA Technologies	15,900	336,126
†Weatherford International	26,400	1,773,552
		14,565,951
Food Products – 1.31%
Hershey	22,600	1,048,866
McCormick	23,400	841,698
Wrigley (WM) Jr.	26,875	1,726,181
		3,616,745
Health Care Equipment & Supplies – 4.25%
†American Medical Systems Holdings	22,000	372,900
†Arthrocare	11,200	625,968
Bard (C.R.)	13,400	1,181,746
Becton Dickinson	5,300	434,865
DENTSPLY International	18,600	774,504
†Edwards Lifesciences	7,400	364,894
†Gen-Probe	12,700	845,566
†Hologic	10,100	616,100
†Integra LifeSciences Holdings	16,000	777,280
†Intuitive Surgical	5,400	1,242,000
†ResMed	20,200	865,974
†Respironics	12,400	595,572
†St. Jude Medical	48,400	2,132,988
†Varian Medical Systems	12,400	519,436
†Zimmer Holdings	4,700	380,653
		11,730,446
Health Care Providers & Services – 4.56%
CIGNA	24,500	1,305,605
†Coventry Health Care	19,950	1,241,090
†DaVita	11,200	707,616
†Express Scripts Class A	36,600	2,043,012
†Health Net	22,400	1,210,720
†Healthways	10,600	572,082
†Humana	17,000	1,187,960
†Laboratory Corporation of America Holdings	15,200	1,189,096
†Lincare Holdings	26,200	960,230
†Patterson Companies	12,800	494,208
Quest Diagnostics	16,200	935,874
†Schein (Henry)	12,100	736,164
		12,583,657
Hotels, Restaurants & Leisure – 4.94%
Boyd Gaming	8,600	368,510
†Cheesecake Factory	15,750	369,653
Choice Hotels International	23,500	885,245
International Game Technology	45,100	1,943,810
Marriott International Class A	26,000	1,130,220
†Melco PBL Entertainment Macau ADR	45,000	742,500
†Panera Bread Class A	6,200	252,960
Royal Caribbean Cruises	8,100	316,143
†Shuffle Master	36,950	552,403
Starwood Hotels & Resorts Worldwide	22,400	1,360,800
Tim Hortons	29,600	1,031,560
†WMS Industries	14,250	471,675
†Wynn Resorts	13,200	2,079,792
Yum Brands	62,200	2,104,225
		13,609,496
Household Durables – 0.81%
Centex	7,800	207,246
Garmin	5,800	692,520
KB HOME	12,700	318,262
Lennar Class A	13,900	314,835
†Meritage Homes	8,500	120,020
Pulte Homes	21,700	295,337
†Toll Brothers	13,800	275,862
		2,224,082
Household Products – 0.31%
Clorox	14,200	866,058
		866,058
Independant Power Producers & Traders – 0.49%
†AES	67,100	1,344,684
		1,344,684
Industrial Conglomerates – 0.88%
†McDermott International	45,100	2,439,008
		2,439,008
Insurance – 2.17%
Ambac Financial Group	12,000	754,920
Aon	12,500	560,125
†Arch Capital Group	12,800	952,448
Axis Capital Holdings	10,800	420,228
Brown & Brown	14,400	378,720
†Markel	900	435,600
Marsh & McLennan	12,000	306,000
MBIA	12,200	744,810
OneBeacon Insurance Group	16,500	355,575
†Philadelphia Consolidated Holding	3,600	148,824
RenaissanceRe Holdings	7,000	457,870
Willis Group Holdings	11,700	478,998
		5,994,118
Internet & Catalog Retail – 0.46%
†Expedia	29,300	934,084
†VistaPrint	9,300	347,541
		1,281,625
Internet Software & Services – 1.43%
†Baidu.com ADR	4,200	1,216,530
†Digital River	16,000	716,000
†Sina	17,900	856,515
†VeriSign	33,900	1,143,786
		3,932,831
IT Services – 3.35%
†Cognizant Technology Solutions Class A	22,300	1,778,871
†DST Systems	6,600	566,346
Fidelity National Information Services	8,000	354,960
†Fiserv	10,200	518,772
Global Payments	9,600	424,512
†Iron Mountain	22,625	689,610
MoneyGram International	26,700	603,153
Paychex	46,300	1,898,300
†Perot Systems Class A	43,700	738,967
Satyam Computer Services ADR	50,000	1,294,500
Western Union	18,200	381,654
		9,249,645
Leisure Equipment & Products – 0.30%
Mattel	35,100	823,446
		823,446
Life Sciences Tools & Services – 2.47%
†Charles River Laboratories International	19,700	1,106,155
†Illumina	13,100	679,628
†Invitrogen	12,700	1,037,971
†Millipore	10,300	780,740
†Qiagen	23,100	448,371
†Techne	13,800	870,504
†Thermo Fisher Scientific	7,400	427,128
†Waters	21,700	1,452,164
		6,802,661
Machinery – 1.85%
Donaldson	29,600	1,236,096
Graco	20,100	786,111
IDEX	21,625	786,934
ITT	13,300	903,469
Joy Global	20,400	1,037,544
Pall	9,000	350,100
		5,100,254
Media – 4.24%
†Cablevision Systems Class A	14,500	506,630
†Clear Channel Outdoor Holdings Class A	50,800	1,295,400
†DreamWorks Animation Class A	14,300	477,906
†Focus Media Holding ADR	19,200	1,113,984
†Getty Images	8,600	239,424
†Lamar Advertising Class A	25,800	1,263,426
McGraw-Hill	37,500	1,909,125
Meredith	6,000	343,800
Omnicom Group	41,900	2,014,971
Scripps (E.W.) Class A	11,200	470,400
Shaw Communications Class B	29,600	735,264
WPP Group ADR	19,400	1,309,500
		11,679,830
Metals & Mining – 1.08%
Agnico-Eagle Mines	18,400	916,320
Carpenter Technology	15,800	2,054,158
		2,970,478
Multiline Retail – 0.17%
Family Dollar Stores	17,500	464,800
		464,800
Office Electronics – 0.16%
†Zebra Technologies	11,750	428,758
		428,758
Oil, Gas & Consumable Fuels – 3.26%
†Bill Barrett	9,700	382,277
†Compton Petroleum	47,500	443,650
Consol Energy	28,800	1,342,080
Foundation Coal Holdings	29,000	1,136,800
†Mariner Energy	21,400	443,194
Murphy Oil	24,700	1,726,283
†Ultra Petroleum	14,500	899,580
Williams Companies	55,000	1,873,300
XTO Energy	11,933	737,937
		8,985,101
Personal Products – 0.66%
Avon Products	48,800	1,831,464
		1,831,464
Pharmaceuticals – 1.16%
Allergan	34,014	2,192,883
†Elan ADR	37,400	786,896
†Sepracor	8,300	228,250
		3,208,029
Road & Rail – 0.40%
Landstar System	26,200	1,099,614
		1,099,614
Semiconductors & Semiconductor Equipment – 7.64%
Altera	88,400	2,128,672
Analog Devices	49,600	1,793,536
†Broadcom Class A	41,650	1,517,726
†Cymer	10,200	391,578
†Fairchild Semiconductor International	24,400	455,792
†Integrated Device Technology	36,200	560,376
Intersil Class A	17,500	585,025
KLA-Tencor	7,100	396,038
†Lam Research	7,400	394,124
Linear Technology	60,500	2,116,895
†Marvell Technology Group	53,400	874,158
Maxim Integrated Products	51,600	1,514,460
†MEMC Electronic Materials	15,700	924,102
Microchip Technology	52,300	1,899,536
National Semiconductor	48,100	1,304,472
†ON Semiconductor	46,300	581,528
†Silicon Laboratories	26,800	1,119,168
†Teradyne	23,600	325,680
Xilinx	83,700	2,187,917
		21,070,783
Software – 5.87%
†Activision	50,888	1,098,672
†Autodesk	40,800	2,038,775
†Cadence Design Systems	19,600	434,924
†Citrix Systems	24,000	967,680
†Cognos	8,800	365,464
†Electronic Arts	35,200	1,970,847
FactSet Research Systems	14,950	1,024,823
Henry (Jack) & Associates	20,200	522,372
†Intuit	37,500	1,136,250
†McAfee	22,500	784,575
†NAVTEQ	16,900	1,317,693
†Red Hat	90,100	1,790,287
†salesforce.com	19,500	1,000,740
†Symantec	26,000	503,880
†Synopsys	16,600	449,528
†THQ	30,750	768,135
		16,174,645
Specialty Retail – 3.78%
Advance Auto Parts	9,100	305,396
†AnnTaylor Stores	16,800	532,056
†Bed Bath & Beyond	33,800	1,153,256
†Dick's Sporting Goods	6,600	443,190
Men's Wearhouse	9,950	502,674
†O'Reilly Automotive	11,000	367,510
PETsMART	20,000	638,000
Ross Stores	29,800	764,072
Staples	40,800	876,792
Tiffany & Co	29,700	1,554,795
TJX Companies	56,400	1,639,548
†Tractor Supply	8,700	400,983
†Urban Outfitters	23,500	512,300
Williams-Sonoma	22,400	730,688
		10,421,260
Textiles, Apparel & Luxury Goods – 0.74%
†Coach	43,200	2,042,064
		2,042,064
Trading Company & Distributors – 0.68%
Fastenal	16,600	753,806
Grainger (W.W.)	12,300	1,121,637
		1,875,443
Wireless Telecommunciation Services – 3.09%
†American Tower Class A	49,000	2,133,460
†Crown Castle International	55,400	2,250,902
†MetroPCS Communications	22,800	621,984
†NII Holdings	18,900	1,552,635
†SBA Communications Class A	55,400	1,954,512
		8,513,493
Total Common Stock (cost $199,256,373)		274,965,862

Short-Term Investment – 0.23%
Money Market Instrument – 0.23%
Dreyfus Cash Management Fund	645,076	645,076
Total Short-Term Investment (cost $645,076)		645,076
Total Value of Securities – 99.96%
(cost $199,901,449)		275,610,938
Receivables and Other Assets Net of Liabilities (See Notes) – 0.04%		108,696
Net Assets Applicable to 20,197,206 Shares Outstanding – 100.00%		$275,719,634

†Non-income producing security for the period ended September 30, 2007.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) –  LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates –The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$200,789,008
Aggregate unrealized appreciation	82,984,659
Aggregate unrealized depreciation	(8,162,729)
Net unrealized appreciation	$ 74,821,930

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $197,577,473 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $105,580,701 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011.

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

LVIP Delaware Bond Fund

September 30, 2007

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Agency Collateralized Mortgage Obligations – 3.56%
Fannie Mae
Series 2003-122 AJ 4.50% 2/25/28	$1,317,727	$1,292,102
Series 2005-110 MB 5.50% 9/25/35	3,042,607	3,057,573
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	691,269	745,480
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	1,507,163	1,557,561
◆FHLMC Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43	1,161,526	1,191,582
•Series T-60 1A4C 5.395% 3/25/44	2,800,000	2,797,850
Freddie Mac
Series 2662 MA 4.50% 10/15/31	2,417,748	2,385,369
Series 2694 QG 4.50% 1/15/29	3,885,000	3,792,159
Series 2872 GC 5.00% 11/15/29	3,005,000	2,957,227
Series 2890 PC 5.00% 7/15/30	3,780,000	3,716,550
Series 2915 KP 5.00% 11/15/29	2,920,000	2,874,421
Series 3005 ED 5.00% 7/15/25	4,085,000	3,831,177
Series 3022 MB 5.00% 12/15/28	5,770,000	5,741,880
Series 3063 PC 5.00% 2/15/29	3,900,000	3,883,158
Series 3113 QA 5.00% 11/15/25	5,183,020	5,190,983
Series 3173 PE 6.00% 4/15/35	2,715,000	2,742,831
Series 3337 PB 5.50% 7/15/30	3,000,000	2,981,237
Government National Mortgage Association
Series 2002-61 BA 4.648% 3/16/26	473,049	473,232
Series 2003-5 B 4.486% 10/16/25	3,580,000	3,533,936
Total Agency Collateralized Mortgage Obligations (cost $54,865,202)		54,746,308
Agency Mortgage-Backed Securities – 19.95%
Fannie Mae 6.50% 8/1/17	1,142,063	1,163,756
Fannie Mae Relocation 15 yr 4.00% 9/1/20	5,394,122	5,068,277
Fannie Mae Relocation 30 yr
4.00% 3/1/35	2,913,617	2,652,724
5.00% 1/1/34	1,079,752	1,040,420
5.00% 10/1/35	3,160,295	3,042,119
5.00% 2/1/36	4,762,976	4,578,701
Fannie Mae S.F. 15 yr TBA
4.50% 10/1/22	7,390,000	7,117,494
5.00% 10/1/22	13,500,000	13,232,106
5.50% 10/1/22	7,820,000	7,801,670
6.00% 10/1/22	20,745,000	21,020,514
Fannie Mae S.F. 30 yr
5.50% 3/1/29	2,228,560	2,193,818
5.50% 4/1/29	4,019,882	3,957,214
5.50% 6/1/37	91,661,255	89,781,996
7.50% 4/1/32	36,495	38,092
7.50% 11/1/34	60,515	63,006
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/37	55,280,000	52,731,923
5.50% 10/25/37	4,500,000	4,407,188
6.00% 10/1/37	25,630,000	25,662,037
6.50% 10/25/37	21,760,000	22,157,794
7.00% 10/1/37	4,065,000	4,195,844
•Freddie Mac ARM
5.69% 7/1/36	2,570,025	2,593,281
5.833% 4/1/34	678,973	684,585
Freddie Mac Balloon 7 yr 3.50% 10/1/10	294,441	281,987
Freddie Mac Relocation 30 yr 5.00% 9/1/33	2,612,723	2,526,236
Freddie Mac S.F. 15 yr
4.00% 2/1/14	1,402,399	1,369,024
5.00% 6/1/18	2,553,212	2,511,294
Freddie Mac S.F. 30 yr TBA 6.00% 10/1/37	6,645,000	6,652,270
Government National Mortgage Association I S.F. 30 yr 7.00% 12/15/34	3,523,453	3,700,106
Government National Mortgage Association S.F. 30 yr TBA
5.50% 10/1/37	7,315,000	7,213,278
6.00% 10/25/37	7,315,000	7,361,860
Total Agency Mortgage-Backed Securities (cost $305,924,754)		306,800,614
Agency Obligations – 0.72%
Fannie Mae
4.875% 5/18/12	3,080,000	3,118,226
^5.329% 10/9/19	7,605,000	4,043,526
Federal Home Loan Bank System 4.50% 10/9/09	3,000,000	3,007,437
Freddie Mac 4.75% 1/19/16	950,000	941,802
Total Agency Obligations (cost $10,963,103)		11,110,991
Collateralized Debt Obligation – 0.02%
=@#Travelers Funding CBO Series 1A A2 144A 6.35% 2/18/14	343,360	342,058
Total Collateralized Debt Obligation (cost $343,360)		342,058
Commercial Mortgage-Backed Securities – 6.68%
•#Asset Securitization Series 1996-MD6 B1 144A 8.356% 11/13/29	100,000	103,344
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.316% 6/10/39	3,940,000	3,957,135
•Series 2005-6 AM 5.181% 9/10/47	1,745,000	1,695,346
•Series 2006-3 A4 5.889% 7/10/44	6,945,000	7,115,579
Series 2006-4 A4 5.634% 7/10/46	2,355,000	2,369,972
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	3,280,000	3,300,640
•Citigroup Commercial Mortgage Trust Series 2007-C6 A4 5.70% 12/10/49	2,445,000	2,471,737
◆Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	2,189,877	2,267,735
Series 2006-C7 A2 5.69% 6/10/46	2,145,000	2,177,637
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	712,000	747,957
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.555% 2/15/39	1,170,000	1,175,593
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	1,685,000	1,653,524
Series 2006-1A B 5.362% 11/15/36	1,550,000	1,538,329
DLJ Commercial Mortgage
Series 1998-CF1 A3 6.70% 2/18/31	240,000	240,499
•Series 1999-CG3 A3 7.73% 10/10/32	560,000	588,314
First Union National Bank Commercial Mortgage Series 2000-C2 H 6.75% 10/15/32	40,000	40,300
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	1,605,000	1,672,506
Goldman Sachs Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39	6,320,000	6,324,731
•#Series 2006-RR2 A1 144A 5.811% 6/23/46	2,685,000	2,539,339
•#Series 2006-RR3 A1S 144A 5.569% 7/18/56	7,590,000	7,053,659
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	5,900,000	5,830,368
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	3,230,000	3,250,680
Series 2003-C1 A2 4.985% 1/12/37	3,640,000	3,591,737
Series 2006-LDP9 A2 5.134% 5/15/47	1,700,000	1,651,169
•#Series 2006-RR1A A1 144A 5.608% 10/18/52	6,525,000	6,207,950
Series 2007-CB18 A4 5.44% 6/12/47	5,195,000	5,123,570
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	3,305,000	3,471,657
#Merrill Lynch Mortgage Trust 144A
Series 2002-MW1 J 5.695% 7/12/34	749,500	706,458
Series 2005-GGP1 E 4.33% 11/15/10	625,000	623,386
Series 2005-GGP1 F 4.35% 11/15/10	610,000	608,249
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A4 5.378% 8/12/48	2,485,000	2,441,333
Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	1,145,000	1,141,013
•#Series 2004-RR FX 144A 1.477% 4/28/39	335,672	16,230
•Series 2007-IQ14 A4 5.692% 4/15/49	2,560,000	2,564,543
•Series 2007-T27 A4 5.651% 6/11/42	4,100,000	4,135,281
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.331% 2/15/33	595,000	617,912
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	1,988,724	1,942,734
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	2,590,000	2,533,227
Series 2006-1 B 5.588% 2/15/36	1,195,000	1,188,619
Series 2006-1 C 5.707% 2/15/36	1,900,000	1,881,323
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	4,090,000	4,121,605
Total Commercial Mortgage-Backed Securities (cost $104,230,127)		102,682,920
Convertible Bonds – 0.48%
•U.S. Bancorp 3.838% 9/20/36 exercise price $38.28, expiration date 9/20/36	4,790,000	4,796,227
•Wyeth 4.886% 1/15/24 exercise price $60.39, expiration date 1/15/24	2,510,000	2,657,513
Total Convertible Bonds (cost $7,469,428)		7,453,740
Corporate Bonds – 25.22%
Airlines – 0.15%
Continental Airlines 6.503% 6/15/11	2,315,000	2,321,517
		2,321,517
Automobiles – 0.38%
•DaimlerChrysler Holding 5.81% 8/3/09	3,560,000	3,532,061
General Motors 8.375% 7/15/33	2,700,000	2,379,375
		5,911,436
Biotechnology – 0.45%
#Amgen 144A
5.85% 6/1/17	2,065,000	2,049,048
6.375% 6/1/37	4,849,000	4,803,812
		6,852,860
Building Products – 0.15%
•Masco 6.004% 3/12/10	2,405,000	2,374,642
		2,374,642
Capital Markets – 1.75%
AMVESCAP
4.50% 12/15/09	1,145,000	1,139,531
5.625% 4/17/12	3,245,000	3,269,399
Bear Stearns 5.85% 7/19/10	2,970,000	2,991,244
#Capmark Financial Group 144A 6.30% 5/10/17	5,945,000	5,182,833
E Trade Financial 8.00% 6/15/11	865,000	865,000
Goldman Sachs Group 6.75% 10/1/37	8,320,000	8,400,372
Jefferies Group 6.45% 6/8/27	2,800,000	2,637,863
LaBranche 9.50% 5/15/09	1,385,000	1,378,075
Lazard Group 6.85% 6/15/17	1,055,000	1,039,858
		26,904,175
Chemicals – 0.11%
Lubrizol 4.625% 10/1/09	1,625,000	1,612,484
		1,612,484
Commercial Banks – 1.57%
Bank One 5.90% 11/15/11	1,080,000	1,100,564
Marshall & Ilsley Bank
3.95% 8/14/09	5,325,000	5,271,058
•5.85% 12/4/12	1,160,000	1,162,523
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49	2,800,000	2,685,836
Popular North America
4.25% 4/1/08	3,495,000	3,472,359
•5.76% 4/6/09	2,000,000	2,010,016
Popular North America Capital Trust I 6.564% 9/15/34	1,448,000	1,238,634
Silicon Valley Bank 5.70% 6/1/12	2,150,000	2,147,598
U.S. Bank North America 5.70% 12/15/08	2,030,000	2,040,217
•#Vneshtorgbank 144A 5.956% 8/1/08	1,655,000	1,640,519
•VTB 24 Capital 6.54% 12/7/09	1,335,000	1,326,604
		24,095,928
Commercial Services & Supplies – 0.34%
Corrections Corporation of America 7.50% 5/1/11	767,000	776,588
International Lease Finance
5.75% 6/15/11	2,960,000	2,989,614
5.875% 5/1/13	1,470,000	1,477,543
		5,243,745
Consumer Finance – 1.04%
•American Express 6.80% 9/1/66	3,635,000	3,731,320
Ford Motor Credit
7.80% 6/1/12	2,950,000	2,809,005
•8.11% 1/13/12	1,115,000	1,054,513
GMAC
4.375% 12/10/07	1,100,000	1,094,699
6.875% 9/15/11	7,655,000	7,291,135
		15,980,672
Containers & Packaging – 0.18%
Pactiv
5.875% 7/15/12	1,925,000	1,951,086
6.40% 1/15/18	725,000	738,977
		2,690,063
Diversified Financial Services – 2.46%
Bank of America 6.50% 9/15/37	4,395,000	4,576,294
Citigroup
5.00% 9/15/14	1,880,000	1,814,783
5.875% 5/29/37	3,175,000	3,070,971
Discover Card Execution Note Trust 5.65% 9/15/17	5,360,000	5,350,405
•#Fuji JGB Investment Preferred 144A 9.87% 12/29/49	3,130,000	3,212,945
General Electric Capital 5.625% 9/15/17	2,615,000	2,619,218
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	1,350,000	1,303,340
JPMorgan Chase 5.75% 1/2/13	1,745,000	1,771,601
JPMorgan Chase Capital XXV 6.80% 10/1/37	5,175,000	5,199,431
TNK-BP Finance
6.625% 3/20/17	4,095,000	3,811,503
#144A 6.625% 3/20/17	2,525,000	2,357,845
•#USB Realty 144A 6.091% 12/22/49	2,800,000	2,692,172
		37,780,508
Diversified Telecommunications Services – 1.05%
AT&T 8.00% 11/15/31	700,000	854,214
BellSouth 4.20% 9/15/09	1,485,000	1,463,016
Citizens Communications 9.25% 5/15/11	3,135,000	3,417,150
Embarq 7.082% 6/1/16	4,535,000	4,708,985
Telecom Italia Capital 4.00% 1/15/10	3,710,000	3,614,059
Telefonica Emisiones 5.984% 6/20/11	1,345,000	1,369,537
Windstream 8.125% 8/1/13	615,000	650,363
		16,077,324
Electric Utilities – 2.26%
•Alabama Power Capital Trust IV 4.75% 10/1/42	4,775,000	4,775,000
Appalachian Power 5.65% 8/15/12	850,000	856,686
•Avista Capital III 6.50% 4/1/34	990,000	1,002,439
Commonwealth Edison
5.95% 8/15/16	4,435,000	4,427,376
6.15% 9/15/17	1,500,000	1,511,699
Consumers Energy 6.00% 2/15/14	3,965,000	4,037,179
FPL Group Capital
5.625% 9/1/11	2,480,000	2,513,941
•6.65% 6/17/67	1,025,000	989,162
Pepco Holdings
6.125% 6/1/17	1,020,000	1,025,138
•6.246% 6/1/10	2,685,000	2,691,801
#Power Contract Financing 144A 6.256% 2/1/10	2,743,078	2,785,609
•Progress Energy 5.81% 1/15/10	3,170,000	3,181,523
Public Service 6.25% 9/1/37	995,000	1,013,549
Southwestern Public Service 6.00% 10/1/36	3,025,000	2,880,481
Wisconsin Power & Light 6.375% 8/15/37	995,000	1,016,677
		34,708,260
Electronic Equipment & Instruments – 0.28%
#Tyco Electronics Group 144A 7.125% 10/1/37	4,215,000	4,382,121
		4,382,121
Food & Staples Retailing – 0.53%
CVS Caremark
4.875% 9/15/14	1,180,000	1,123,340
5.75% 6/1/17	2,945,000	2,879,718
Kroger 6.375% 3/1/08	2,415,000	2,423,455
Safeway 6.35% 8/15/17	1,685,000	1,715,118
		8,141,631
Food Products – 0.10%
Smithfield Foods 7.75% 7/1/17	1,475,000	1,519,250
		1,519,250
Gas Utilities – 0.77%
Atmos Energy 4.00% 10/15/09	2,715,000	2,666,415
#Caithness Coso Funding 144A 5.489% 6/15/19	1,942,063	1,948,811
Oneok 5.51% 2/16/08	2,230,000	2,228,934
Southern Union 6.15% 8/16/08	4,935,000	4,953,793
		11,797,953
Health Care Equipment & Supplies – 0.12%
Baxter International 5.196% 2/16/08	1,835,000	1,834,094
		1,834,094
Health Care Providers & Services – 0.79%
AmerisourceBergen 5.875% 9/15/15	4,260,000	4,187,695
US Oncology 9.00% 8/15/12	1,115,000	1,128,938
WellPoint
4.25% 12/15/09	1,375,000	1,355,142
5.00% 12/15/14	2,526,000	2,408,213
5.875% 6/15/17	455,000	452,624
6.375% 6/15/37	2,695,000	2,680,404
		12,213,016
Hotels, Restaurants & Leisure – 0.30%
Mandalay Resort Group 9.50% 8/1/08	845,000	868,238
Starwood Hotels & Resorts Worldwide 6.25% 2/15/13	3,715,000	3,732,765
		4,601,003
Household Durables – 0.32%
Centex 4.875% 8/15/08	5,095,000	4,991,276
		4,991,276
Industrial Conglomerates – 0.14%
#Siemens Finance 144A 6.125% 8/17/26	2,115,000	2,129,439
		2,129,439
Insurance – 0.80%
Berkshire Hathaway Finance 4.85% 1/15/15	2,050,000	1,970,774
#Farmers Insurance Exchange 144A 8.625% 5/1/24	520,000	597,449
Montpelier Re Holdings 6.125% 8/15/13	905,000	899,108
#Mutual of Omaha Insurance 144A 6.80% 6/15/36	1,585,000	1,599,815
•◆#Twin Reefs Pass Through Trust 144A 6.82% 12/31/49	5,200,000	4,127,448
Unitrin 6.00% 5/15/17	3,195,000	3,112,297
		12,306,891
IT Services – 0.10%
Sungard Data Systems 9.125% 8/15/13	1,528,000	1,596,760
		1,596,760
Machinery – 0.06%
Caterpillar 6.05% 8/15/36	840,000	843,931
		843,931

Marine – 0.12%
#DP World 144A 6.85% 7/2/37	1,845,000	1,837,764
		1,837,764
Media – 1.45%
CCH I Holdings 13.50% 1/15/14	1,870,000	1,841,950
Comcast
•5.66% 7/14/09	1,610,000	1,602,702
6.30% 11/15/17	4,395,000	4,475,538
Cox Communications 4.625% 1/15/10	1,835,000	1,814,246
CSC Holdings 6.75% 4/15/12	210,000	203,175
THOMSON 5.70% 10/1/14	4,020,000	3,991,659
#Time Warner Cable 144A 5.40% 7/2/12	6,265,000	6,194,350
Viacom 5.75% 4/30/11	2,090,000	2,111,907
		22,235,527
Metals & Mining – 0.23%
Newmont Gold 8.91% 1/5/09	222,918	228,491
U.S. Steel 6.05% 6/1/17	1,635,000	1,567,368
Vale Overseas 6.25% 1/23/17	1,785,000	1,813,915
		3,609,774
Multiline Retail – 0.29%
Kohl's 6.25% 12/15/17	2,195,000	2,196,806
Penney (J.C.)
6.375% 10/15/36	785,000	736,842
8.00% 3/1/10	1,455,000	1,549,143
		4,482,791
Multi-Utilities & Unregulated Power – 0.99%
Avista 9.75% 6/1/08	2,265,000	2,340,547
Consolidated Edison 6.30% 8/15/37	1,910,000	1,921,894
Dominion Resources 5.687% 5/15/08	2,995,000	2,996,767
•Nisource Finance 6.064% 11/23/09	1,945,000	1,930,434
PSEG Funding Trust I 5.381% 11/16/07	5,800,000	5,791,844
TECO Energy 7.20% 5/1/11	210,000	220,138
		15,201,624
Office Electronics – 0.08%
Xerox 5.50% 5/15/12	1,225,000	1,214,505
		1,214,505
Oil, Gas & Consumable Fuels – 2.11%
Apache 5.25% 4/15/13	1,795,000	1,787,111
#Canadian Oil Sands 144A 4.80% 8/10/09	2,745,000	2,728,772
Cimarex Energy 7.125% 5/1/17	65,000	64,838
Devon Energy 7.95% 4/15/32	465,000	555,882
EnCana 6.625% 8/15/37	770,000	792,555
Enterprise Products Operating
4.00% 10/15/07	2,510,000	2,508,725
4.625% 10/15/09	2,295,000	2,276,863
5.60% 10/15/14	2,180,000	2,138,456
Kinder Morgan Energy Partners 5.125% 11/15/14	1,820,000	1,733,508
#Lukoil International Finance 144A
6.356% 6/7/17	465,000	447,563
6.656% 6/7/22	465,000	441,099
Nexen 6.40% 5/15/37	1,684,000	1,641,765
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	2,615,000	2,608,627
Suncor Energy 6.50% 6/15/38	4,335,000	4,449,803
Valero Energy 6.625% 6/15/37	920,000	936,745
Valero Logistics Operations 6.05% 3/15/13	4,960,000	4,985,325
XTO Energy
6.25% 8/1/17	1,270,000	1,291,721
6.75% 8/1/37	955,000	999,747
		32,389,105

Paper & Forest Products – 0.19%
Bowater 9.00% 8/1/09	1,180,000	1,115,100
#Stora Enso 144A 7.25% 4/15/36	1,815,000	1,834,012
		2,949,112
Pharmaceuticals – 0.45%
Schering-Plough 6.75% 12/1/33	273,000	288,149
Wyeth 5.50% 2/1/14	6,675,000	6,646,418
		6,934,567
Real Estate Investment Trusts – 0.50%
HRPT Properties Trust 6.25% 6/15/17	2,055,000	1,979,799
iStar Financial
5.15% 3/1/12	1,495,000	1,384,654
5.875% 3/15/16	2,555,000	2,290,336
Regency Centers 5.875% 6/15/17	2,135,000	2,064,141
		7,718,930
Road & Rail – 0.46%
#Erac USA Finance 144A 7.35% 6/15/08	5,415,000	5,474,987
Hertz 8.875% 1/1/14	1,500,000	1,552,500
		7,027,487
Semiconductors & Semiconductor Equipment – 0.00%
Freescale Semiconductor 8.875% 12/15/14	75,000	72,750
		72,750
Thrift & Mortgage Finance – 0.99%
#Northern Rock 144A
5.625% 6/22/17	3,145,000	3,161,300
•6.594% 6/29/49	3,060,000	2,145,439
Residential Capital
•6.224% 6/9/08	510,000	469,838
7.125% 11/21/08	2,400,000	2,148,550
•7.80% 11/21/08	1,305,000	1,172,869
Washington Mutual
5.25% 9/15/17	1,840,000	1,691,676
5.50% 8/24/11	1,890,000	1,867,509
•#Washington Mutual Preferred Funding II 144A 6.895% 12/31/49	2,800,000	2,628,214
		15,285,395
Tobacco – 0.17%
Reynolds American 6.50% 7/15/10	870,000	897,172
UST 6.625% 7/15/12	1,660,000	1,732,122
		2,629,294
Wireless Telecommunication Services – 0.99%
AT&T Wireless 8.125% 5/1/12	6,455,000	7,164,565
Sprint Capital 7.625% 1/30/11	4,065,000	4,313,392
•Sprint Nextel 5.598% 6/28/10	2,010,000	2,010,503
Triton PCS 8.50% 6/1/13	1,685,000	1,771,356
		15,259,816
Total Corporate Bonds (cost $389,709,670)		387,759,420
Foreign Agency – 0.23%
Pemex Project Funding Master Trust 6.125% 8/15/08	3,457,000	3,482,928
Total Foreign Agency (cost $3,490,933)		3,482,928
Municipal Bonds – 1.28%
§California State 5.00% 2/1/33-14	5,000	5,410
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	2,090,000	2,168,062
Illinois State Taxable Pension 5.10% 6/1/33	2,845,000	2,670,289
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	1,200,000	1,243,404
Mississippi Single Family Mortgage Taxable Revenue Series G Class 3
6.93% 11/1/23 (GNMA) (FNMA)	60,423	61,912
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	2,060,000	2,157,191
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	2,185,000	2,285,969
Oregon State Taxable Pension 5.892% 6/1/27	2,915,000	3,016,850
Sales Tax Asset Receivables Series B 4.66% 10/15/14 (FGIC)	400,000	385,324
West Virginia Economic Development Authority Revenue 5.37% 7/1/20 (MBIA)	690,000	676,407
West Virginia Tobacco Settlement Finance Authority Revenue 7.467% 6/1/47	3,710,000	3,620,662
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	1,455,000	1,455,902
Total Municipal Bonds (cost $19,718,881)		19,747,382
Non-Agency Asset-Backed Securities – 13.87%
•Bank of America Credit Card Trust Series 2006-A10 A10 5.73% 2/15/12	48,380,000	48,150,848
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.00% 9/15/11	3,605,000	3,610,927
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.65% 7/15/20	3,000,000	3,007,800
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12	1,200,000	1,207,313
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	334,886	324,817
•Chase Issuance Trust Series 2007-A11 A11 5.75% 7/16/12	36,500,000	36,236,364
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	8,330,000	8,382,644
•Series 2007-A6 A6 5.35% 7/12/12	56,000,000	55,581,511
•Series 2007-A7 A7 5.85% 8/20/14	4,560,000	4,554,572
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11	1,650,000	1,650,000
Countrywide Asset-Backed Certificates
#Series 2004-BC1 Note 144A 5.50% 4/25/35	1,095	438
•Series 2006-S7 A3 5.712% 11/25/35	7,085,000	6,944,917
•Series 2006-S9 A3 5.728% 8/25/36	4,835,000	4,789,727
Credit-Based Asset Servicing and Securitization Series 2007-CB1 AF2 5.721% 1/25/37	2,660,000	2,643,105
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	5,371,000	5,408,205
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	1,445,000	1,421,525
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	1,200,000	1,200,000
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	1,755,135	1,689,317
Mid-State Trust
Series 11 A1 4.864% 7/15/38	787,524	736,231
Series 2004-1 A 6.005% 8/15/37	476,998	488,516
Series 2005-1 A 5.745% 1/15/40	493,380	468,711
#Series 2006-1 A 144A 5.787% 10/15/40	1,819,997	1,725,015
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	833,445	830,162
Series 2006-1 AF3 5.608% 5/25/36	1,435,000	1,424,379
Series 2006-2 AF3 5.797% 8/25/36	1,300,000	1,292,360
Series 2007-2 AF2 5.675% 6/25/37	1,565,000	1,553,729
•Residential Asset Securities Series 2003-KS9 AI6 4.71% 11/25/33	2,658,128	2,579,555
RSB Bondco Series 2007-A A2 5.72% 4/1/18	2,835,000	2,881,427
#Sail Net Interest Margin Series 2003-10A A 144A 7.50% 10/27/33	65,901	7
#Sierra Receivables Funding Series 2003-2A A1 144A 3.03% 12/15/15	352,593	342,869
•#SLM Student Loan Trust Series 2003-4 A5C 144A 5.854% 3/15/33	4,295,000	4,297,190
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	1,595,280	1,439,725
Series 2005-2XS 1A2A 4.51% 2/25/35	6,506,140	6,404,428
Total Non-Agency Asset-Backed Securities (cost $214,642,390)		213,268,334
Non-Agency Collateralized Mortgage Obligations – 19.97%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.42% 1/25/36	4,115,112	3,967,118
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	2,037,633	2,014,074
Series 2004-2 1A1 6.00% 3/25/34	1,972,439	1,949,634
Series 2004-10 1CB1 6.00% 11/25/34	1,037,097	1,042,282
Series 2004-11 1CB1 6.00% 12/25/34	3,542,435	3,501,477
Series 2005-9 5A1 5.50% 10/25/20	2,938,772	2,902,037
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	1,886,568	1,834,098
•Series 2006-F 1A2 5.165% 7/20/36	3,567,853	3,557,151
Bank of America Mortgage Securities
•Series 2003-D 1A2 7.281% 5/25/33	14,938	15,048
•Series 2004-L 4A1 5.147% 1/25/35	2,060,018	2,040,280
Series 2005-9 2A1 4.75% 10/25/20	4,897,865	4,758,669
•Bear Stearns Adjustable Rate Mortgage Trust Series 2007-3 1A1 5.482% 5/25/47	4,641,009	4,647,727
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.16% 5/25/36	2,879,372	2,915,364
Series 2006-3 34A1 6.165% 5/25/36	4,453,405	4,468,223
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	3,568,929	3,582,899
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	2,651,877	2,576,495
Citicorp Mortgage Securities Series 2006-3 1A4 6.00% 6/25/36	1,855,000	1,807,605
•Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.621% 4/25/37	4,211,633	4,249,410
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	1,435,941	1,419,338
•Series 2004-J7 1A2 4.673% 8/25/34	491,724	490,341
Series 2004-J8 1A1 7.00% 9/25/34	1,629,446	1,661,016
Series 2005-57CB 4A3 5.50% 12/25/35	3,844,937	3,846,802
•Series 2005-63 3A1 5.887% 11/25/35	3,999,858	4,023,339
Series 2005-85CB 2A2 5.50% 2/25/36	4,572,742	4,582,926
Series 2006-2CB A3 5.50% 3/25/36	4,102,214	4,100,671
◆Countrywide Home Loan Mortgage Pass Through Trust
•Series 2004-HYB4 M 4.844% 9/20/34	1,168,090	1,119,416
Series 2005-23 A1 5.50% 11/25/35	6,400,292	6,222,284
Series 2005-29 A1 5.75% 12/25/35	4,894,643	4,755,454
Series 2006-1 A2 6.00% 3/25/36	2,977,247	2,958,641
Series 2006-1 A3 6.00% 3/25/36	442,244	437,130
•Series 2006-HYB3 3A1A 6.095% 5/20/36	3,827,916	3,913,351
•Series 2007-HYB2 3A1 5.462% 2/25/47	9,524,544	9,443,797
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	271,570	278,360
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	653,029	691,122
•Series 2004-AR5 4A1 5.70% 10/25/34	1,605,263	1,605,091
•Series 2007-AR2 1A1 5.863% 8/25/37	975,501	971,843
•Series 2007-AR3 2A2 6.327% 10/25/37	8,105,000	8,132,861
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.188% 5/25/35	3,895,065	3,857,185
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	554,485	587,555
•Series 1999-3 A 8.00% 8/19/29	1,008,450	1,070,113
Series 2005-RP1 1A3 8.00% 1/25/35	2,444,211	2,615,905
Series 2005-RP1 1A4 8.50% 1/25/35	2,074,228	2,234,537
Series 2006-RP1 1A3 8.00% 1/25/36	1,349,285	1,453,497
GSR Mortgage Loan Trust
•Series 2005-AR6 3A1 4.561% 9/25/35	15,609,174	15,438,163
Series 2006-1F 5A2 6.00% 2/25/36	1,287,779	1,272,889
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.776% 2/25/35	4,139,387	4,067,505
Series 2005-A4 1A1 5.399% 7/25/35	2,348,320	2,339,325
Series 2005-A6 1A2 5.138% 9/25/35	4,865,000	4,701,946
Series 2006-A2 3A3 5.679% 4/25/36	3,729,000	3,703,993
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	2,783,465	2,784,920
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.904% 12/25/33	686,877	703,572
Series 2005-6 7A1 5.34% 6/25/35	1,474,099	1,466,774
Series 2006-2 4A1 4.991% 2/25/36	2,422,629	2,403,732
MASTR Alternative Loans Trust
Series 2003-2 6A1 6.00% 3/25/33	284,098	280,814
Series 2003-6 3A1 8.00% 9/25/33	310,847	319,120
Series 2003-9 1A1 5.50% 12/25/18	1,861,312	1,838,046
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	2,148,969	2,291,959
Series 2005-2 1A4 8.00% 5/25/35	2,566,883	2,751,649
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	4,685,000	4,604,335
•Series 2006-AF1 1A2 6.159% 5/25/36	105,000	104,014
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	1,365,712	1,401,130
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.04% 9/25/36	3,753,463	3,797,909
#Sharp Net Interest Margin Trust Series 2004-2N Note 144A 7.00% 1/25/34	33,559	16,800
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	1,750,013	1,748,122
Series 2005-22 4A2 5.373% 12/25/35	198,905	197,327
Series 2006-5 5A4 5.556% 6/25/36	840,062	837,213
•Structured Asset Securities
Series 2002-22H 1A 6.938% 11/25/32	333,158	338,432
Series 2005-6 B2 5.345% 5/25/35	819,015	694,142
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	2,395,515	2,365,571
Series 2006-5 2CB3 6.00% 7/25/36	3,874,347	3,927,805
◆Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	3,723,009	3,623,560
Series 2004-CB3 4A 6.00% 10/25/19	2,361,354	2,368,734
•Series 2006-AR8 1A5 5.895% 8/25/46	743,097	744,544
•Series 2006-AR8 2A3 6.134% 8/25/36	503,545	510,673
•Series 2006-AR10 1A1 5.944% 9/25/36	4,739,458	4,755,929
•Series 2006-AR14 1A4 5.648% 11/25/36	3,800,762	3,782,982
•Series 2007-HY1 1A1 5.717% 2/25/37	7,611,688	7,611,412
•Series 2007-HY3 4A1 5.349% 3/25/37	16,012,600	15,899,172
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 5.75% 9/25/34	1,115,654	1,118,413
Series 2005-7 A2 5.25% 9/25/35	2,680,701	2,568,829
Series 2005-11 1A3 5.50% 11/25/35	2,663,972	2,584,052
Series 2005-14 2A1 5.50% 12/25/35	5,922,806	5,758,078
Series 2005-17 1A1 5.50% 1/25/36	9,569,201	9,300,067
Series 2005-18 1A1 5.50% 1/25/36	3,104,310	3,014,091
•Series 2005-AR16 6A4 4.999% 10/25/35	5,152,201	5,122,197
Series 2006-4 2A3 5.75% 4/25/36	1,872,458	1,865,785
Series 2006-7 2A1 6.00% 6/25/36	7,002,764	6,956,812
•Series 2006-AR4 1A1 5.858% 4/25/36	2,059,306	2,037,170
•Series 2006-AR4 2A1 5.773% 4/25/36	8,129,158	8,024,214
•Series 2006-AR6 7A1 5.111% 3/25/36	7,968,272	7,811,528
•Series 2006-AR10 5A1 5.597% 7/25/36	3,613,831	3,608,201
•Series 2006-AR11 A7 5.52% 8/25/36	4,156,099	4,126,679
•Series 2006-AR12 1A2 6.025% 9/25/36	2,096,004	2,119,398
•Series 2006-AR12 2A2 6.104% 9/25/36	1,800,245	1,820,301
•Series 2006-AR19 A1 5.649% 12/25/36	3,620,668	3,612,502
Series 2007-8 2A6 6.00% 7/25/37	1,132,066	1,109,079
Series 2007-13 A7 6.00% 9/25/37	4,538,557	4,461,969
Total Non-Agency Collateralized Mortgage Obligations (cost $306,348,590)		307,015,744
U.S. Treasury Obligations – 11.68%
U.S. Treasury Bonds 4.75% 2/15/37	12,341,000	12,174,211
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	8,212,599	8,097,113
2.00% 1/15/26	4,565,282	4,361,273
2.375% 1/15/17	17,693,748	17,826,469
2.50% 7/15/16	123,773	126,113
3.00% 7/15/12	6,006,874	6,253,721
3.625% 1/15/08	2,378,851	2,376,622
U.S. Treasury Notes
4.00% 8/31/09	15,705,000	15,720,956
∞4.125% 8/31/12	96,046,000	95,685,924
4.50% 5/15/10	7,160,000	7,252,300
4.75% 8/15/17	2,359,000	2,391,439
^U.S. Treasury Strip 4.293% 11/15/13	9,530,000	7,340,301
Total U.S. Treasury Obligations (cost $178,506,493)		179,606,442
	Number of
	Shares
Convertible Preferred Stock – 0.22%
Citigroup Funding 4.943% exercise price $29.50, expiration date 9/27/08	114,100	3,349,976
Total Convertible Preferred Stock (cost $3,618,370)		3,349,976
Preferred Stock – 0.00%
ION Media Networks PIK 13.25%	2	16,851
Total Preferred Stock (cost $16,200)		16,851
Warrants – 0.00%
@†#Pliant 144A, exercise price $0.01, expiration date 6/1/10	20	0
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	4,350	0
Total Warrants (cost $370,046)		0
	Principal
	Amount (U.S.$)
Certificate of Deposit – 0.65%
Harris 5.34% 12/3/07	$10,000,000	10,001,430
Total Certificate of Deposit (cost $10,000,000)		10,001,430
≠Discounted Commercial Paper – 6.40%
BNP Paribas 5.511% 11/13/07	8,000,000	7,947,827
≥µChesham Finance 5.342% 10/12/07	5,000,000	4,991,949
Deutsche Bank Financial 5.00% 10/1/07	35,615,000	35,614,999
≥Natixis 5.184% 10/1/07	35,000,000	35,000,000
≥Swedish Housing Finance 5.333% 12/4/07	15,000,000	14,859,692
Total Discounted Commercial Paper (cost $98,416,375)		98,414,467
Total Value of Securities – 110.93%
(cost $1,708,633,922)		1,705,799,605
Liabilities Net of Receivables and Other Assets (See Notes) – (10.93%)z		(168,005,036)
Net Assets Applicable to 118,763,737 Shares Outstanding – 100.00%		$1,537,794,569

•Variable rate security. The rate shown is the rate as of September 30, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
†Non-income producing security for the period ended September 30, 2007.
zOf this amount, $276,056,676 represents payable for securities purchased and $96,899,477 represents receivable for securities sold as of September 30, 2007.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2007, the aggregate amount of fair valued securities equaled $342,058, which represented 0.02% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At September 30, 2007, the aggregate amount of illiquid securities equaled $342,058, which represented 0.02% of the Fund’s net assets. See Note 4 in “Notes.”
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2007, the aggregate amount of Rule 144A securities equaled $136,824,728, which represented 8.90% of the Fund’s net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≥Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2007, the aggregate amount of these securities equaled $54,851,641, which represented 3.57% of the Fund’s net assets.
∞Fully or partially pledged as collateral for financial futures contracts.
µAsset-backed commercial paper.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CBO – Collateralized Bond Obligation
FGIC – Insured by the Financial Guaranty Insurance Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by the Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MBIA – Insured by the Municipal Bond Insurance Association
PIK – Pay-in-kind
S.F. – Single Family
TBA – To be announced
yr – Year

The following financial futures contracts were outstanding at September 30, 2007:

Financial Futures Contracts1
Contracts	Notional	Notional		Unrealized
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	Appreciation
3,049 U.S. Treasury 5 year Notes	$326,074,622	$326,338,281	12/31/07	$263,659
(90) U.S. Treasury Long Bond	(10,054,373)	(10,020,938)	12/31/07	33,435
				$297,094

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Delaware Bond Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other– Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,709,401,299
Aggregate unrealized appreciation	9,227,983
Aggregate unrealized depreciation	(12,829,677)
Net unrealized depreciation	$ (3,601,694)

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $9,444,128 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2014.

3. Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gains are included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard and Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2), Rule 144A and Illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Janus Capital Appreciation Fund

September 30, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock – 100.20%
Aerospace & Defense – 4.93%
BAE Systems (United Kingdom)	376,350	$3,801,842
Boeing	168,100	17,648,819
Precision Castparts	57,185	8,462,236
		29,912,897
Air Freight & Logistics – 1.12%
Robinson (C.H.) Worldwide	125,610	6,819,367
		6,819,367
Beverages – 0.96%
Coca-Cola	101,705	5,844,986
		5,844,986
Biotechnology – 5.13%
†Celgene	137,450	9,801,560
†Genzyme	52,345	3,243,296
†Gilead Sciences	441,615	18,048,805
		31,093,661
Capital Markets – 3.28%
†Blackstone Group	78,195	1,961,131
Merrill Lynch	51,835	3,694,799
T. Rowe Price Group	54,545	3,037,611
UBS	108,940	5,801,055
UBS (Switzerland)	99,954	5,375,071
		19,869,667
Chemicals – 7.98%
Monsanto	166,740	14,296,288
†Mosaic	289,650	15,502,068
Potash Corporation Saskatchewan (Canada)	71,805	7,589,789
Syngenta (Switzerland)	50,974	10,990,872
		48,379,017
Communications Equipment – 6.38%
†Cisco Systems	133,360	4,415,550
Corning	258,825	6,380,036
QUALCOMM	291,025	12,298,717
†Research in Motion (Canada)	158,385	15,608,842
		38,703,145
Computers & Peripherals – 6.16%
†Apple	125,590	19,283,089
†EMC	446,385	9,284,808
Hewlett-Packard	175,975	8,761,795
		37,329,692
Consumer Finance – 0.95%
American Express	97,350	5,779,670
		5,779,670
Containers & Packaging – 0.22%
Ball	25,000	1,343,750
		1,343,750
Diversified Financial Services – 4.37%
CME Group	13,675	8,032,011
JPMorgan Chase	357,520	16,381,567
Moody's	41,470	2,090,088
		26,503,666
Diversified Telecommunications Services – 0.92%
†NeuStar Class A	162,375	5,567,839
		5,567,839
Electrical Equipment – 0.71%
Emerson Electric	80,420	4,279,952
		4,279,952
Food & Staples Retailing – 2.53%
CVS Caremark	336,345	13,329,352
Tesco (United Kingdom)	224,110	2,014,040
		15,343,392
Food Products – 0.77%
Archer-Daniels-Midland	141,330	4,675,196
		4,675,196
Health Care Equipment & Supplies – 0.60%
Alcon (Switzerland)	25,290	3,639,737
		3,639,737
Health Care Providers & Services – 2.24%
†Coventry Health Care	218,725	13,606,882
		13,606,882
Hotels, Restaurants & Leisure – 1.05%
Harrah's Entertainment	36,155	3,142,955
†Melco PBL Entertainment Macau ADR (Hong Kong)	53,740	886,710
Station Casinos	26,830	2,347,088
		6,376,753
Household Durables – 0.73%
Sony (Japan)	91,205	4,422,878
		4,422,878
Household Products – 4.75%
Procter & Gamble	235,135	16,539,396
Reckitt Benckiser (United Kingdom)	208,915	12,280,054
		28,819,450
Independant Power Producers & Traders – 2.78%
†NRG Energy	398,955	16,871,807
		16,871,807
Industrial Conglomerates – 1.48%
General Electric	217,460	9,002,844
		9,002,844
Insurance – 1.98%
American International Group	110,085	7,447,250
†Berkshire Hathaway Class B	1,160	4,584,320
		12,031,570
Internet & Catalog Retail – 0.49%
†Liberty Media - Interactive Class A	155,635	2,989,748
		2,989,748
Internet Software & Services – 4.16%
†Akamai Technologies	24,155	693,973
†eBay	116,385	4,541,343
†Google Class A	16,680	9,462,064
†Yahoo	391,785	10,515,509
		25,212,889
IT Services – 1.06%
Paychex	80,055	3,282,255
Western Union	150,020	3,145,919
		6,428,174
Media – 4.21%
†Lamar Advertising Class A	214,905	10,523,898
News Class A	356,065	7,829,869
Publishing & Broadcasting (Australia)	409,625	7,161,781
		25,515,548
Multiline Retail – 1.60%
Nordstrom	206,435	9,679,737
		9,679,737
Oil, Gas & Consumable Fuels – 4.36%
†Electromagnetic Geoservices (Norway)	95,555	1,595,183
EnCana (Canada)	95,470	5,904,820
Exxon Mobil	163,250	15,110,419
Hess	58,030	3,860,736
		26,471,158
Personal Products – 0.93%
Avon Products	150,940	5,664,778
		5,664,778
Pharmaceuticals – 5.37%
Merck	211,920	10,954,145
Roche Holding (Switzerland)	95,777	17,368,374
Takeda Pharmaceutical	60,800	4,277,067
		32,599,586
Real Estate Management & Development – 0.66%
Hang Lung Properties (Hong Kong)	894,000	4,002,032
		4,002,032
Semiconductors & Semiconductor Equipment – 6.34%
†Cypress Semiconductor	418,070	12,211,825
KLA-Tencor	100,715	5,617,883
†Marvell Technology Group (Belgium)	110,085	1,802,091
†SiRF Technology Holdings	246,755	5,268,219
Texas Instruments	370,020	13,539,032
		38,439,050
Software – 3.88%
†Amdocs	139,585	5,191,166
†Electronic Arts	161,905	9,065,061
†Oracle	338,300	7,324,195
†VMware Class A	22,815	1,939,275
		23,519,697
Specialty Retail – 1.34%
Staples	331,142	7,116,241
Yamada Denki (Japan)	10,000	989,901
		8,106,142
Thrift & Mortgage Finance – 1.44%
Fannie Mae	98,550	5,992,825
NewAlliance Bancshares	188,335	2,764,758
		8,757,583
Tobacco – 0.58%
Altria Group	50,255	3,494,230
		3,494,230
Wireless Telecommunciation Services – 1.76%
†Crown Castle International	262,135	10,650,545
		10,650,545
Total Common Stock (cost $489,277,326)		607,748,715
	Principal
	Amount
	(U.S. $)
≠Discounted Commercial Paper – 3.00%
Giro Multi-Funding 5.90% 10/1/07	$18,200,000	18,200,000
Total Discounted Commercial Paper (cost $18,200,000)		18,200,000
Total Value of Securities – 103.20%
(cost $507,477,326)		625,948,715
Liabilities Net of Receivables and Other Assets (See Notes) – (3.20%)		(19,392,349)
Net Assets Applicable to 25,780,367 Shares Outstanding – 100.00%		$606,556,366

†Non-income producing security for the period ended September 30, 2007.
≠The rate shown is the effective yield as of the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipt
GBP – British Pound Sterling
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2007:

Foreign Currency Exchange Contracts1
			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
GBP (250,000)	USD 496,600	11/29/07	$ (14,157)
GBP (4,070,000)	USD 8,002,568	10/17/07	(321,109)
JPY 27,439,569	USD (237,192)	10/02/07	1,768
JPY 78,349,764	USD (681,604)	10/01/07	621
			$(332,877)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) –  LVIP Janus Capital Appreciation Fund (the “Fund”).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates –The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other– Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.  The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$508,641,289
Aggregate unrealized appreciation	126,376,115
Aggregate unrealized depreciation	(9,068,689)
Net unrealized appreciation	$117,307,426

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $250,420,275 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $96,551,194 expires in 2009, $123,927,079 expires in 2010, and $29,942,002 expires in 2011.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At September 30, 2007, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

LVIP FI Equity-Income Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 99.39%
Aerospace & Defense – 3.15%
Lockheed Martin	70,000	$7,594,300
Raytheon	234,300	14,953,026
		22,547,326
Auto Components – 0.63%
Autoliv	74,900	4,475,275
		4,475,275
Automobiles – 0.54%
General Motors	104,700	3,842,490
		3,842,490
Capital Markets – 2.36%
Ameriprise Financial	42,700	2,694,797
Bank of New York Mellon	321,800	14,204,252
		16,899,049
Chemicals – 2.36%
Albemarle	147,000	6,497,400
Celanese Series A	171,100	6,669,478
Lubrizol	57,000	3,708,420
		16,875,298
Commercial Banks – 4.97%
People's United Financial	294,700	5,092,416
PNC Financial Services Group	105,800	7,204,980
Regions Financial	188,600	5,559,928
SunTrust Banks	82,600	6,250,342
U.S. Bancorp	246,500	8,018,645
Wells Fargo	97,300	3,465,826
		35,592,137
Computers & Peripherals – 2.00%
Hewlett-Packard	214,400	10,674,976
†Lexmark International Class A	87,000	3,613,110
		14,288,086
Construction & Engineering – 0.31%
†KBR	57,000	2,209,890
		2,209,890
Consumer Finance – 0.97%
American Express	91,000	5,402,670
†AmeriCredit	87,700	1,541,766
		6,944,436
Diversified Financial Services – 8.12%
Bank of America	622,600	31,298,102
Citigroup	325,998	15,214,327
JPMorgan Chase	180,700	8,279,674
†MF Global	113,500	3,291,500
		58,083,603
Diversified Telecommunications Services – 6.69%
AT&T	733,000	31,013,230
CenturyTel	140,258	6,482,725
Embarq	120,700	6,710,920
Verizon Communications	82,200	3,639,816
		47,846,691
Electric Utilities – 1.29%
Edison International	166,000	9,204,700
		9,204,700
Electronic Equipment & Instruments – 0.80%
†Avnet	143,886	5,735,296
		5,735,296
Energy Equipment & Services – 3.35%
GlobalSantaFe	83,000	6,309,660
Halliburton	163,800	6,289,920
Noble	117,100	5,743,755
†Pride International	152,900	5,588,495
		23,931,830
Food & Staples Retailing – 1.30%
Kroger	325,800	9,291,816
		9,291,816
Food Products – 1.37%
Bunge	27,000	2,901,150
ConAgra Foods	264,500	6,911,385
		9,812,535
Gas Utilities – 0.63%
Energen	78,700	4,495,344
		4,495,344
Health Care Providers & Services – 4.51%
Aetna	138,700	7,527,249
McKesson	111,500	6,555,085
†Medco Health Solutions	48,200	4,356,798
†WellPoint	175,500	13,850,460
		32,289,592
Hotels, Restaurants & Leisure – 1.17%
McDonald's	154,000	8,388,380
		8,388,380
Household Products – 2.29%
Procter & Gamble	232,600	16,361,084
		16,361,084
Independent Power Producers & Energy Traders – 2.22%
Constellation Energy Group	96,800	8,304,472
†NRG Energy	179,400	7,586,826
		15,891,298
Industrial Conglomerates – 3.26%
General Electric	562,630	23,292,882
		23,292,882
Insurance – 10.44%
ACE	142,600	8,637,282
American International Group	277,800	18,793,170
AXIS Capital Holdings	77,900	3,031,089
Chubb	236,100	12,664,404
Hartford Financial Services Group	26,000	2,406,300
Loews	231,600	11,197,860
MetLife	172,300	12,014,479
Prudential Financial	60,700	5,923,106
		74,667,690
IT Services – 0.78%
Accenture Class A	139,200	5,602,800
		5,602,800
Leisure Equipment & Products – 0.74%
Eastman Kodak	198,600	5,314,536
		5,314,536
Life Sciences Tools & Services – 0.51%
PerkinElmer	124,400	3,633,724
		3,633,724
Machinery – 3.64%
†AGCO	152,100	7,722,117
Cummins	53,600	6,854,904
Deere & Co	39,600	5,877,432
†Terex	62,600	5,572,652
		26,027,105
Media – 1.67%
Disney (Walt)	347,800	11,960,842
		11,960,842
Metals & Mining – 1.94%
Nucor	123,800	7,362,386
United States Steel	61,700	6,536,498
		13,898,884
Multiline Retail – 0.70%
†Sears Holdings	39,400	5,011,680
		5,011,680
Multi-Utilities – 1.87%
Public Service Enterprise Group	69,100	6,080,109
Sempra Energy	125,800	7,311,496
		13,391,605
Oil, Gas & Consumable Fuels – 12.59%
Chevron	118,700	11,107,946
ConocoPhillips	181,900	15,965,363
Exxon Mobil	442,300	40,939,288
Marathon Oil	199,400	11,369,788
Tesoro	40,500	1,863,810
Valero Energy	130,800	8,787,144
		90,033,339
Personal Products – 0.69%
Alberto-Culver	200,000	4,958,000
		4,958,000
Pharmaceuticals – 2.20%
Merck	141,200	7,298,628
Pfizer	345,100	8,430,793
		15,729,421
Semiconductors & Semiconductor Equipment – 0.85%
Applied Materials	295,500	6,116,850
		6,116,850
Textiles, Apparel & Luxury Goods – 0.88%
NIKE Class B	106,800	6,264,888
		6,264,888
Thrift & Mortgage Finance – 3.24%
Countrywide Financial	231,504	4,400,891
Downey Financial	38,800	2,242,640
Fannie Mae	272,100	16,546,401
		23,189,932
Tobacco – 2.36%
Altria Group	243,000	16,895,790
		16,895,790
Total Common Stock (cost $609,470,799)		710,996,124

Short-Term Investment – 1.06%
Money Market Instrument – 1.06%
Dreyfus Cash Management Fund	7,614,159	7,614,159

Total Short-Term Investment (cost $7,614,159)		7,614,159
Total Value of Securities – 100.45%
(cost $617,084,958)		718,610,283
Liabilities Net of Receivables and Other Assets (See Notes) – (0.45%)		(3,240,665)
Net Assets Applicable to 40,440,620 Shares Outstanding – 100.00%		$715,369,618

†Non-income producing security for the period ended September 30, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP FI Equity-Income Fund (the “Fund”).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other– Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$621,323,165
Aggregate unrealized appreciation	104,621,607
Aggregate unrealized depreciation	(7,334,489)
Net unrealized appreciation	$ 97,287,118

Schedule of Investments (Unaudited)

LVIP UBS Global Asset Allocation Fund

September 30, 2007

		Number of	Value
		Shares	(U.S.$)
Common Stock – 63.23%❖
Aerospace & Defense – 0.36%
Boeing		2,100	$220,479
General Dynamics		2,900	244,963
Precision Castparts		700	103,586
United Technologies		8,400	676,032
			1,245,060
Air Freight & Logistics – 0.75%
FedEx		21,300	2,231,175
TNT (Netherlands)		8,993	377,026
			2,608,201
Airlines – 0.20%
Qantas Airways (Australia)		138,447	685,624
			685,624
Auto Components – 1.74%
Borg Warner		20,500	1,876,365
Bridgestone (Japan)		15,300	338,342
Michelin Class B (France)		3,930	528,362
Johnson Controls		24,500	2,893,696
Magna International Class A (Canada)		2,500	241,189
NOK (Japan)		8,200	175,622
			6,053,576
Automobiles – 0.79%
DaimlerChrysler (Germany)		4,937	498,021
Fiat (Italy)		11,458	346,552
Harley-Davidson		14,000	646,940
Honda Motor (Japan)		17,500	588,107
Toyota Motor (Japan)		11,400	672,924
			2,752,544
Beverages – 1.00%
Anheuser-Busch		19,400	969,806
Asahi Breweries (Japan)		23,600	359,568
†Constellation Brands Class A		47,000	1,137,871
†Cott (Canada)		7,400	58,780
Diageo (United Kingdom)		32,883	723,227
PepsiCo		2,900	212,454
			3,461,706
Biotechnology – 1.26%
†Amgen		8,700	492,159
†Cephalon		7,800	569,868
†Genentech		5,400	421,308
†Genzyme		35,700	2,211,972
†Millennium Pharmaceuticals		67,700	687,155
			4,382,462
Building Products – 0.60%
Masco		89,600	2,076,032
			2,076,032
Capital Markets – 2.79%
Bank of New York Mellon		69,400	3,063,316
BlackRock		500	86,705
†Blackstone Group		14,738	369,629
Credit Suisse Group (Switzerland)		16,748	1,112,121
Goldman Sachs Group		1,700	368,458
Morgan Stanley		70,900	4,466,701
Nomura Holdings (Japan)		14,000	234,755
			9,701,685
Chemicals – 0.50%
Clariant (Switzerland)		11,353	139,560
Nitto Denko (Japan)		8,500	395,177
Praxair		9,100	762,215
Shin-Etsu Chemical (Japan)		6,500	449,330
			1,746,282
Commercial Banks – 5.43%
ABN AMRO Holding		18,151	956,389
Alpha Bank (Greece)		13,469	469,414
Banco Santander Central Hispano (Spain)		73,389	1,426,416
Bank of Ireland (Ireland)		1,555	28,827
Bank of Ireland (United Kingdom)		30,802	573,204
Bank of Yokohama (Japan)		38,000	262,354
Barclays (United Kingdom)		82,591	1,006,258
City National		8,800	611,688
Duetsche Postbank (Germany)		3,316	243,524
Fifth Third Bancorp		55,200	1,870,176
Intesa Sanpaolo (Italy)		155,395	1,199,928
KBC Groep (Belgium)		2,580	354,958
National Australia Bank (Australia)		14,747	519,723
National Bank of Greece (Greece)		4,057	258,602
PNC Financial Services Group		17,100	1,164,510
Royal Bank of Scotland Group (United Kingdom)		82,277	884,598
Standard Chartered (United Kingdom)		12,063	394,638
Sumitomo Mitsui Financial Group (Japan)		70	545,447
Sumitomo Trust & Banking (Japan)		36,000	272,366
Toronto-Dominion Bank (Canada)		11,100	851,571
UniCredito Italiano (Italy)		56,789	485,887
Wells Fargo		125,700	4,477,435
			18,857,913
Commercial Services & Supplies – 0.12%
Experian Group (United Kingdom)		24,747	262,016
Rentokil Initial (United Kingdom)		41,860	142,939
			404,955
Communications Equipment – 0.79%
†Cisco Systems		25,000	827,750
Ericsson LM Class B (Sweden)		125,000	500,469
Nokia (Finland)		15,594	592,840
QUALCOMM		14,200	600,092
†Research in Motion (Canada)		2,300	226,665
			2,747,816
Computers & Peripherals – 0.73%
†Apple		5,500	844,470
†Dell		50,900	1,404,840
†EMC		12,800	266,240
			2,515,550
Containers &Packaging – 0.03%
†Smurfit Kappa Group (Ireland)		1,536	35,396
†Smurfit Kappa Group (United Kingdom)		3,287	75,980
		111,376
Construction & Engineering – 0.04%
Balfour Beatty (United Kingdom)		14,594	141,604
			141,604
Construction Materials – 0.22%
CRH (Ireland)		8,828	350,596
Holcim (Switzerland)		3,590	396,593
		747,189
Diversified Consumer Services – 0.10%
†ITT Educational Services		2,700	328,563
		328,563
Diversified Financial Services – 2.57%
Citigroup		111,800	5,217,706
†Contifinancial Liquidating Trust		168,500	2,949
Discover Financial Services		34,750	722,800
ING Groep CVA (Netherlands)		12,377	549,432
JPMorgan Chase		53,000	2,428,460
			8,921,347
Diversified Telecommunications Services – 1.33%
AT&T		49,900	2,111,270
France Telecom (France)		42,377	1,419,491
Royal KPN (Netherlands)		31,701	550,152
Telekom Austria (Austria)		11,783	308,327
Telenor (Norway)		11,400	228,372
†USA Mobility		4	67
			4,617,679
Electric Utilities – 2.14%
American Electric Power		27,700	1,276,416
E.ON (Germany)		2,909	536,906
Exelon		59,700	4,498,992
Northeast Utilities		4,800	137,136
Pepco Holdings		21,600	584,928
Scottish & Southern Energy (United Kingdom)		12,583	389,252
			7,423,630
Electrical Equipment – 0.10%
Rockwell Automation		5,100	354,501
			354,501
Electronic Equipment & Instruments – 0.13%
Hoya (Japan)		13,400	457,322
			457,322
Energy Equipment & Services – 1.60%
Baker Hughes		4,000	361,480
ENSCO International		18,200	1,021,020
GlobalSantaFe		18,500	1,406,370
Halliburton		46,300	1,777,920
Schlumberger		5,600	588,000
†Weatherford International		5,700	382,926
			5,537,716
Food & Staples Retailing – 1.47%
Aeon (Japan)		13,100	185,106
Costco Wholesale		34,300	2,104,992
Metro (Germany)		4,691	423,036
Sysco		51,500	1,832,885
Tesco (United Kingdom)		63,549	571,104
			5,117,123
Food Products – 0.31%
Associated British Foods		10,114	165,645
†Aurora Foods		708	6
Cadbury Schweppes (United Kingdom)		20,271	235,362
Nestle (Switzerland)		1,493	670,766
			1,071,779
Gas Utilities – 0.06%
Tokyo Gas (Japan)		47,000	218,919
			218,919
Health Care Equipment & Supplies – 1.00%
Alcon (Switzerland)		3,000	431,760
Bard (C.R.)		5,200	458,588
Baxter International		8,000	450,240
Becton Dickinson		4,500	369,225
Medtronic		26,600	1,500,506
Straumann Holding (Switzerland)		957	268,825
			3,479,144
Health Care Providers & Services – 1.35%
†Express Scripts		5,100	284,682
†Laboratory Corporation of America Holdings		6,900	539,787
†Medco Health Solutions		19,200	1,735,488
Quest Diagnostics		8,700	502,599
UnitedHealth Group		33,800	1,636,934
			4,699,490
Hotels, Restaurants & Leisure – 1.30%
Carnival		45,300	2,193,879
Carnival (United Kingdom)		7,515	359,014
International Game Technology		13,900	599,090
†Las Vegas Sands		3,200	426,944
†Starbucks		10,800	282,960
†Wynn Resorts		4,100	645,996
			4,507,883
Household Durables – 0.47%
Fortune Brands		15,600	1,271,244
Funai Electric (Japan)		1,900	82,709
Philips Electronics (Netherlands)		6,367	287,361
			1,641,314
Household Products – 0.08%
Procter & Gamble		3,700	260,258
			260,258
Industrial Conglomerates – 1.54%
General Electric		97,100	4,019,940
Siemens (Germany)		9,768	1,340,682
			5,360,622
Insurance – 2.63%
AFLAC		16,800	958,272
Allianz (Germany)		5,712	1,334,609
Allstate		21,700	1,241,023
AXA (France)		25,372	1,135,343
Hartford Financial Services Group		15,000	1,388,251
Irish Life & Permanent (Ireland)		10,763	238,662
Manulife Financial (Canada)		8,400	346,372
Mitsui Sumitomo Insurance (Japan)		36,000	422,810
Prudential (United Kingdom)		59,446	914,001
QBE Insurance Group (Australia)		30,896	926,803
Sompo Japan Insurance (Japan)		19,500	223,759
			9,129,905
Internet & Catalog Retail – 0.61%
†Amazon.com		21,600	2,012,040
Home Retail Group (United Kingdom)		12,687	96,690
			2,108,730
Internet Software & Services – 1.20%
†eBay		14,600	569,692
†Google Class A		3,800	2,155,626
†Yahoo		53,100	1,425,204
			4,150,522
IT Services – 0.25%
Automatic Data Processing		5,500	252,615
Mastercard Class A		4,200	621,474
			874,089
Life Sciences Tools & Services – 0.25%
†Millipore		5,200	394,160
Pharmaceutical Product Development		13,500	478,440
			872,600

Machinery – 1.83%
Illinois Tool Works		51,800	3,089,352
Kubota (Japan)		31,000	255,319
MAN (Germany)		2,690	392,417
Manitowoc		3,400	150,552
NTN (Japan)		23,000	205,250
PACCAR		16,700	1,423,675
Sandvik (Sweden)		28,000	600,719
SMC (Japan)		1,600	219,119
			6,336,403
Marine – 0.06%
Mitsui OSK Lines (Japan)		12,000	194,428
			194,428
Media – 2.40%
British Sky Broadcasting (United Kingdom)		26,401	375,135
†Comcast Class A		41,900	1,013,142
†R.H. Donnelley		20,448	1,145,497
McGraw-Hill		18,400	936,744
News Class A		71,800	1,578,883
Omnicom Group		31,300	1,505,217
Reed Elsevier (Netherlands)		21,392	406,326
†Viacom Class B		28,800	1,122,336
WPP Group (United Kingdom)		18,856	255,582
			8,338,862
Metals & Mining – 0.36%
Alcan (Canada)		4,600	458,959
JFE Holdings (Japan)		3,200	226,780
Rio Tinto (United Kingdom)		6,305	545,143
			1,230,882
Multiline Retail – 0.32%
Target		17,700	1,125,189
			1,125,189
Multi-Utilities – 0.62%
NiSource		33,000	631,620
Sempra Energy		26,300	1,528,556
			2,160,176
Office Electronics – 0.17%
Canon (Japan)		11,100	605,929
			605,929
Oil, Gas & Consumable Fuels – 2.93%
Apache		2,200	198,132
BP (United Kingdom)		169,673	1,970,034
Chevron		11,200	1,048,096
Consol Energy		1,900	88,540
EOG Resources		16,700	1,207,911
Exxon Mobil		14,900	1,379,144
Peabody Energy		20,900	1,000,483
Range Resources		5,100	207,366
†Southwestern Energy		4,900	205,065
StatoilHydro (Norway)		19,400	661,216
Total (France)		22,060	1,793,710
XTO Energy		6,900	426,696
			10,186,393
Paper & Forest Products – 0.18%
Stora Enso (Finland)		32,835	639,598
			639,598
Pharmaceuticals – 4.98%
Abbott Laboratories		2,600	139,412
Allergan		60,100	3,874,647
AstraZeneca (United Kingdom)		7,633	382,610
Bristol-Myers Squibb		38,500	1,109,570
GlaxoSmithKline (United Kingdom)		6,616	175,697
Johnson & Johnson		30,900	2,030,130
Merck		48,900	2,527,641
Novartis (Switzerland)		23,921	1,320,268
Novo Nordisk Class B (Denmark)		3,200	386,232
Roche Holding (Switzerland)		8,765	1,589,461
Sanofi-Aventis (France)		1,135	96,107
Schering-Plough		27,400	866,662
Wyeth		62,400	2,779,920
			17,278,357
Real Estate Management & Development – 0.20%
†CB Richard Ellis Group Class A		1,900	52,896
Mitsui Fudosan (Japan)		10,000	277,729
Sun Hung Kai Properties (Hong Kong)		22,000	370,730
			701,355
Road & Rail – 1.12%
Burlington Northern Santa Fe		37,200	3,019,524
Canadian National Railway (Canada)		6,800	388,083
Canadian Pacific Railway (Canada)		3,900	274,496
East Japan Railway (Japan)		27	212,972
			3,895,075
Semiconductors & Semiconductor Equipment – 3.30%
Analog Devices		66,900	2,419,104
†ASML Holding (Netherlands)		18,076	599,301
†Broadcom Class A		9,700	353,468
Intel		165,400	4,277,244
Linear Technology		30,500	1,067,195
Microchip Technology		9,700	352,304
Rohm (Japan)		4,600	406,495
STMicrolectronics (Switzerland)		17,122	287,864
Texas Instruments		8,700	318,333
Xilinx		53,200	1,390,648
			11,471,956
Software – 3.32%
†Adobe Systems		8,400	366,744
†BEA Systems		67,700	938,999
†Citrix Systems		37,400	1,507,968
†Intuit		153,100	4,510,326
†Red Hat		26,200	520,594
SAP (Germany)		10,222	598,077
†Symantec		97,006	1,879,976
†VMware Class A		2,600	221,000
			11,528,434
Specialty Retail – 0.78%
Abercrombie & Fitch Class A		2,500	201,750
American Eagle Outfitters		9,400	247,314
†Chico's FAS		39,700	557,785
Esprit Holdings (Hong Kong)		30,100	478,186
Fast Retailing (Japan)		2,100	121,217
†J. Crew Group		6,900	286,350
Kesa Electricals (United Kingdom)		39,765	223,936
Kingfisher (United Kingdom)		86,115	315,022
Yamada Denki (Japan)		2,740	271,233
			2,702,793
Textiles, Apparel & Luxury Goods – 0.25%
†Coach		15,300	723,232
Yue Yuen Industrial Holdings (Hong Kong)		47,000	140,567
			863,799
Thrift & Mortgage Finance – 0.40%
Freddie Mac		23,300	1,374,933
			1,374,933
Tobacco – 0.13%
Japan Tobacco (Japan)		82	450,479
			450,479
Trading Companies & Distributors – 0.32%
Mitsubishi (Japan)		22,700	719,379
Wolseley (United Kingdom)		23,024	389,331
			1,108,710
Wireless Telecommunication Services – 1.72%
†American Tower Class A		3,900	169,806
KDDI (Japan)		31	229,949
NTT DoCoMo (Japan)		209	298,415
Sprint Nextel		161,024	3,059,456
Vodafone Group (United Kingdom)		610,724	2,205,387
			5,963,013
Total Common Stock (cost $170,609,833)		219,529,475

Preferred Stock – 0.12%
Henkel KGAA 6.92%		8,358	429,305
US Airways Series A		8	-
World Access Series D		8	-
Total Preferred Stock (cost $419,852)			429,305

¤Affiliated Investment Companies – 6.00%
UBS Emerging Markets Equity Relationship Fund		291,492	11,140,029
UBS High Yield Relationship Fund		440,191	9,710,563
Total Affiliated Investment Companies (cost $12,289,521)			20,850,592

		Principal
		Amount¡

Agency Collateralized Mortgage Obligations – 0.21%
Fannie Mae Grantor Trust
Series 2001-T7 A1 7.50% 2/25/41		128	133
Series 2002-T19 A1 6.50% 7/25/42		387,714	399,573
•Fannie Whole Loan Series 2004-W1 3A 6.407% 1/25/43		299,430	300,091
Freddie Mac Series 2426-GH 6.00% 8/15/30		36,503	36,653
Total Agency Collateralized Mortgage Obligations (cost $740,609)			736,450
Agency Mortgage-Backed Securities – 4.19%
Fannie Mae
6.00% 12/1/36		1,188,031	1,180,185
7.00% 1/1/34		60,345	62,157
•Fannie Mae ARM 5.00% 6/1/35		376,778	377,051
Fannie Mae S.F. 15 yr
5.50% 11/1/16		375,544	376,167
5.50% 3/1/20		649,432	649,962
Fannie Mae S.F. 20 yr
5.50% 12/1/23		368,296	364,468
5.50% 4/1/24		606,329	599,532
Fannie Mae S.F. 30 yr
5.50% 6/1/33		762,963	750,144
5.50% 7/1/33		740,131	724,956
5.50% 4/1/37		786,125	770,007
5.50% 4/1/37		793,131	776,870
6.00% 1/1/33		751,617	758,226
6.50% 1/1/36		1,321,893	1,358,000
•Freddie Mac ARM 5.244% 5/1/37		626,191	623,549
Freddie Mac S.F. 15 yr
5.50% 12/1/18		267,124	267,173
5.50% 5/1/20		655,935	654,251
Freddie Mac S.F. 20 yr 5.50% 5/1/23		765,660	758,411
Freddie Mac S.F. 30 yr
5.50% 3/1/37		1,319,090	1,291,633
6.50% 11/1/28		520,119	534,165
GNMA I S.F. 30 yr 6.00% 7/15/29		526,692	531,925
•GNMA II ARM 6.125% 12/20/29		64,301	64,921
Total Agency Mortgage-Backed Securities (cost $14,640,660)			14,543,665
Agency Obligations – 1.59%
Fannie Mae
4.375% 9/13/10		640,000	639,300
5.25% 8/1/12		390,000	398,381
5.375% 6/12/17		705,000	726,363
5.625% 7/15/37		320,000	337,700
6.07% 5/12/16		460,000	463,892
Federal Home Loan Bank
5.375% 5/18/16		650,000	670,109
5.50% 8/13/14		1,125,000	1,171,455
Freddie Mac
5.375% 12/27/11		550,000	551,281
5.75% 9/15/10	EUR	150,000	221,627
5.75% 6/27/16		320,000	333,636
Total Agency Obligations (cost $5,404,049)			5,513,744
Commercial Mortgage-Backed Securities – 2.62%
Bank of America Commercial Mortgage
•Series 2006-2 B 5.775% 5/10/45		100,000	96,710
Series 2006-5 B 5.463% 9/10/47		150,000	140,608
Series 2006-6 A4 5.356% 10/10/45		325,000	320,883
Citigroup Commercial Mortgage Trust
Series 2006-C5 A4 5.431% 10/15/49		375,000	371,525
•Series 2007-C6 A4 5.70% 12/10/49		1,250,000	1,263,669
•Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 B 5.447% 12/11/49		100,000	93,103
•Credit Suisse Mortgage Capital Certificates
Series 2006-C2 A3 5.659% 3/15/39		375,000	379,825
Series 2006-C3 B 5.827% 6/15/38		100,000	96,830
Series 2007-C3 B 5.723% 6/15/39		75,000	71,559
First Union Commercial Mortgage Securities Series 1997-C2 A3 6.65% 11/18/29		8,291	8,272
•GE Capital Commercial Mortgage Series 2006-C1 A4 5.339% 3/10/44		475,000	472,733
•Goldman Sachs Mortgage Securities II
#Series 2006-CC1 A 144A 5.520% 3/21/46		723,833	677,515
#Series 2006-RR2 A1 144A 5.811% 6/23/46		725,000	685,669
Series 2007-GG10 C 5.799% 8/10/45		100,000	95,104
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP5 A4 5.179% 12/15/44		1,450,000	1,433,511
Series 2006-LDP8 A3B 5.447% 5/15/45		650,000	647,945
Series 2006-LDP8 A4 5.399% 5/15/45		475,000	469,776
•Series 2006-LDP8 B 5.52% 5/15/45		100,000	93,501
•Series 2007-CB19 D 5.747% 2/12/49		100,000	94,265
#Mach One Trust Commercial Mortgage Series 2004-1 A1 144A (Canada) 3.89% 5/28/40		96,405	95,891
•Merrill Lynch Mortgage Trust
Series 2005-LC1 A4 5.291% 1/12/44		575,000	568,683
Series 2007-C1 B 5.83% 6/12/50		100,000	95,797
•Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 B 5.525% 7/12/46		100,000	94,227
•Morgan Stanley Dean Witter Capital I Series 2000-LIFE A2 7.57% 11/15/36		260,931	272,406
•Wachovia Bank Commercial Mortgage Trust Series 2006-C23 A4 5.418% 1/15/45		450,000	446,406
Total Commercial Mortgage-Backed Securities (cost $9,045,868)			9,086,413
≠Discounted Commercial Paper – 0.82%
ING Funding 4.95% 10/15/07		2,000,000	1,996,150
Nestle Finance France 4.77% 10/22/07		850,000	847,635
Total Discounted Commercial Paper (cost $2,843,785)			2,843,785

Corporate Bonds – 4.45%
Automobiles – 0.11%
DaimlerChrysler 4.05% 6/4/08		395,000	390,736
			390,736
Beverages – 0.02%
#SABMiller 144A (United Kingdom) 6.50% 7/1/16		70,000	71,844
			71,844
Capital Markets – 0.42%
Bear Stearns
5.35% 2/1/12		70,000	68,682
5.55% 1/22/17		145,000	137,119
Credit Suisse First Boston USA 6.50% 1/15/12		100,000	104,606
Goldman Sachs Group 6.875% 1/15/11		235,000	246,134
JPMorgan Chase Capital XXV 6.80% 10/1/37		105,000	105,496
Lehman Brothers Holdings 6.50% 7/19/17		260,000	263,968
Merrill Lynch 6.05% 8/15/12		105,000	107,771
Morgan Stanley Dean Witter 6.75% 4/15/11		425,000	444,527
			1,478,303
Chemicals – 0.04%
ICI Wilmington 4.375% 12/1/08		125,000	124,420
			124,420
Commercial Banks – 1.22%
Abbey National (United Kingdom) 7.95% 10/26/29		30,000	36,500
Bank One 7.875% 8/1/10		145,000	155,237
Halifax (United Kingdom) 9.375% 5/15/21
	GBP	100,000	259,840
KFW (Germany)
4.625% 10/12/12	EUR	230,000	331,527
4.75% 12/7/10	GBP	210,000	420,959
5.00% 7/4/11	EUR	330,000	481,508
5.50% 12/7/15	GBP	170,000	347,796
Lloyds TSB Group (United Kingdom) 6.625% 3/30/15	GBP	160,000	333,487
Rabobank (Netherlands) 4.125% 4/4/12	EUR	260,000	363,366
Rentenbank (Germany) 6.00% 9/15/09	AUD	320,000	279,398
Royal Bank Scotland (United Kingdom)
9.118% 3/31/49		40,000	42,854
9.625% 6/22/15	GBP	130,000	320,043
US Bank 6.375% 8/1/11		50,000	52,119
Wachovia 7.80% 8/18/10		120,000	128,643
Wells Fargo 6.375% 8/1/11		175,000	181,179
Wells Fargo Bank 5.95% 8/26/36		500,000	490,286
			4,224,742
Commercial Services & Supplies – 0.01%
Waste Management 7.375% 8/1/10		40,000	42,363
			42,363
Consumer Finance – 0.60%
Capital One Financial
5.50% 6/1/15		165,000	157,449
6.75% 9/15/17		255,000	261,575
Ford Motor Credit 5.80% 1/12/09		1,070,000	1,033,783
GMAC 6.875% 9/15/11		185,000	176,206
HSBC Finance 6.75% 5/15/11		125,000	130,475
International Lease Finance 3.50% 4/1/09		325,000	318,408
			2,077,896
Diversified Financial Services – 0.58%
Bank of America 5.42% 3/15/17		300,000	292,217
Citigroup
5.00% 9/15/14		330,000	318,552
5.50% 11/18/15	GBP	195,000	385,225
5.625% 8/27/12		290,000	293,709
General Electric Capital
5.625% 9/15/17		230,000	230,371
6.00% 6/15/12		400,000	412,879
JPMorgan Chase 6.75% 2/1/11		75,000	78,855
			2,011,808
Diversified Telecommunications Services – 0.17%
AT&T 8.00% 11/15/31		60,000	73,218
AT&T Wireless Services 8.75% 3/1/31		55,000	69,829
Bellsouth 6.55% 6/15/34		45,000	46,069
Telecom Italia Capital (Luxembourg) 5.25% 11/15/13		290,000	281,807
Verizon New York 6.875% 4/1/12		105,000	110,714
			581,637
Electric Utilities – 0.06%
Midamerican Energy Holdings 5.95% 5/15/37		100,000	94,770
Pacific Gas & Electric 6.05% 3/1/34		60,000	59,117
PPL Capital Funding Trust I 4.33% 3/1/09		50,000	49,452
			203,339
Food & Staples Retailing – 0.04%
CVS Caremark 5.75% 6/1/17		130,000	127,118
			127,118
Food Products – 0.00%
ConAgra Foods 6.75% 9/15/11		2,000	2,092
			2,092
Household Durables – 0.05%
Fortune Brands 5.375% 1/15/16		200,000	189,974
			189,974
Independent Power Producers & Traders – 0.07%
Exelon Generation 5.35% 1/15/14		95,000	92,455
PSEG Power 6.95% 6/1/12		160,000	168,926
			261,381
Insurance – 0.03%
Metlife 5.00% 11/24/13		100,000	98,270
			98,270
IT Services – 0.01%
Computer Sciences 3.50% 4/15/08		50,000	49,344
			49,344
Media – 0.19%
AOL Time Warner 6.875% 5/1/12		145,000	152,295
Comcast 6.30% 11/15/17		150,000	152,749
Comcast Cable Communications 6.75% 1/30/11		340,000	352,908
			657,952
Multi-Utilities – 0.05%
Dominion Resources 5.95% 6/15/35		110,000	103,428
Xcel Energy 7.00% 12/1/10		55,000	57,744
			161,172
Oil, Gas & Consumable Fuels – 0.15%
Anadarko Finance (Canada) 6.75% 5/1/11		50,000	52,309
Devon Financing 6.875% 9/30/11		150,000	158,703
Duke Capital 5.668% 8/15/14		65,000	63,644
Kinder Morgan Energy Partners
5.125% 11/15/14		110,000	104,772
5.80% 3/15/35		175,000	155,038
			534,466
Paper & Forest Products – 0.05%
Weyerhaeuser 6.75% 3/15/12		155,000	161,072
			161,072
Personal Products – 0.02%
Avon Products 7.15% 11/15/09		75,000	78,651
			78,651
Pharmaceuticals – 0.12%
Allergan 5.75% 4/1/16		175,000	173,208
AstraZeneca (United Kingdom) 6.45% 9/15/37		60,000	62,422
Bristol-Myers Squibb 5.875% 11/15/36		130,000	124,411
Teva Pharmaceuticals 5.55% 2/1/16		55,000	53,517
			413,558
Real Estate Investment Trusts – 0.04%
Prologis 5.625% 11/15/15		135,000	129,592
			129,592
Road & Rail – 0.01%
#Erac USA Finance 144A 8.00% 1/15/11		50,000	53,947
			53,947
Thrift & Mortgage Finance – 0.32%
•Countrywide Financial 5.44% 10/31/07		105,000	104,672
Countrywide Home Loans
3.25% 5/21/08		55,000	53,014
4.25% 12/19/07		45,000	44,482
Residential Capital
•6.224% 6/9/08		160,000	147,400
7.125% 11/21/08		185,000	165,617
7.375% 6/30/10		280,000	232,536
Washington Mutual 5.50% 1/15/13		365,000	352,169
			1,099,890
Wireless Telecommunication Services – 0.07%
Sprint Capital 8.75% 3/15/32		200,000	229,973
			229,973
Total Corporate Bonds (cost $15,388,210)			15,455,540
Foreign Agency – 0.02%
Pemex Project Funding Trust 8.00% 11/15/11		80,000	87,680
Total Foreign Agency (cost $87,257)			87,680

Non-Agency Asset-Backed Securities – 1.13%
•Capital One Auto Finance Trust Series 2005-D A4 5.131% 10/15/12		250,000	245,784
•Citibank Credit Card Issuance Trust
Series 2002-A8 A8 5.315% 11/7/11		250,000	249,697
Series 2003-A9 A9 5.59% 11/22/10		250,000	249,730
Conseco Finance Securitizations Series 2000-5 A5 7.70% 2/1/32		198,060	198,388
•#Countrywide Asset-Backed Certificates Series 2004-SD1 A1 144A 5.471% 6/25/33		12,891	12,557
•#Fieldstone Mortgage Investment Series 2006-S1 A 144A 5.351% 1/25/37		154,340	138,472
•First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FFB A2 5.261% 12/25/26		100,324	91,778
#G-Force CDO Series 2006-1A A3 144A 5.60% 9/27/46		475,000	461,863
Home Equity Mortgage Trust
•Series 2006-3 A1 5.472% 9/25/36		91,950	85,803
Series 2006-5 A1 5.50% 1/25/37		221,990	203,257
•Series 2006-6 2A1 5.231% 3/25/37		91,236	83,990
Lehman XS Trust Series 2005-8 2A3 6.00% 12/25/35		1,000,000	955,066
Long Beach Mortgage Loan Trust Series 2006-A A2 5.548% 5/25/36		75,000	46,542
•Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-A A1 6.231% 10/25/27		98,298	98,182
•Merrill Lynch Mortgage Investors Series 2006-SL1 A 5.311% 9/25/36		53,996	53,140
•Morgan Stanley Mortgage Loan Trust Series 2006-14SL A1 5.291% 11/25/36		133,048	121,247
•Nomura Asset Acceptance Series 2006-S4 A1 5.301% 8/25/36		136,139	128,992
#Pinnacle Capital Asset Trust Series 2006-A B 144A 5.51% 9/25/09		350,000	349,805
•SACO I Series 2006-5 2A1 5.281% 5/25/36		168,878	141,576
Total Non-Agency Asset-Backed Securities (cost $4,009,176)			3,915,869
Non-Agency Collateralized Mortgage Obligations – 3.39%
•Bank of America Series 2007-C 1A4 5.761% 5/20/36		975,000	993,883
•Bear Stearns ARM Trust Series 2005-1 4A1 5.358% 3/25/35		364,654	355,538
Countrywide Alternative Loan Trust Series 2006-5T2 A3 6.00% 4/25/36		448,579	452,529
Credit Suisse Mortgage Capital Certificates Series 2006-4 8A1 7.00% 5/25/36		347,287	355,484
•First Horizon Asset Securities Series 2007-AR2 1A1 5.863% 8/25/37		682,851	680,290
GSR Mortgage Loan Trust Series 2005-4F 3A1 6.50% 4/25/20		274,833	282,195
•Indymac Index Mortgage Loan Trust Series 2005-AR27 3A3 5.572% 12/25/35		1,075,000	1,079,780
JPMorgan Alternative Loan Trust
•Series 2006-A4 A7 6.30% 9/25/36		700,000	708,895
Series 2006-S1 1A19 6.50% 3/25/36		457,576	462,203
•Merrill Lynch Credit Corporation Mortgage Investors Series 2006-2 4A 5.804% 5/25/36		1,121,196	1,127,017
Morgan Stanley Mortgage Loan Trust Series 2006-7 4A4 6.00% 6/1/36		293,998	296,777
•#Paragon Mortgages (United Kingdom) Series 7A B1A 144A 6.308% 5/15/43		170,000	164,279
Residential Accredit Loans Series 2007-QS6 A29 6.00% 4/25/37		1,175,911	1,184,738
Residential Asset Securitization Trust Series 2006-A2 A11 6.00% 1/25/46		625,000	612,637
•Temporary Deal Series LB-AR4 1A1 6.032% 9/25/37		450,000	452,473
◆Washington Mutual Alternative Mortgage Pass Through Certificates Series 2006-5 1A3 6.00% 7/25/36		424,345	427,069
◆•Washington Mutual Mortgage Trust Pass Through Certificates
Series 2007-HY1 1A1 5.717% 2/25/37		428,383	428,367
Series 2002-AR17 1A 6.183% 11/25/42		295,141	296,205
Wells Fargo Mortgage Backed Securities Trust
Series 2006-10 A19 6.00% 8/25/36		466,264	465,129
Series 2007-11 B1 6.00% 8/25/37		1,000,000	957,137
Total Non-Agency Collateralized Mortgage Obligations (cost $11,721,343)			11,782,625

Sovereign Agency – 0.05%
Development Bank of Japan 1.70% 9/20/22	JPY	22,000,000	183,706
Total Sovereign Agency (cost $178,560)			183,706
Sovereign Debt – 6.19%
Austria – 0.29%
Republic of Austria
5.00% 1/15/08	EUR	190,000	271,570
5.25% 1/4/11	EUR	490,000	720,808
			992,378
Belgium – 0.23%
Kingdom of Belgium
5.00% 9/28/11	EUR	150,000	220,413
5.75% 3/28/08	EUR	410,000	589,056
			809,469
Canada – 0.25%
Government of Canada 6.00% 6/1/11	CAD	805,000	858,510
			858,510
France – 0.85%
French Treasury Note 3.00% 7/12/08	EUR	470,000	664,575
Government of France
3.75% 4/25/21	EUR	535,000	702,513
4.75% 4/25/35	EUR	165,000	238,781
5.50% 4/25/29	EUR	850,000	1,348,294
			2,954,163
Germany – 2.44%
Bundesschatzanweisungen 2.75% 12/14/07	EUR	1,000,000	1,422,193
Deutschland Republic
3.50% 10/10/08	EUR	545,000	772,809
3.75% 1/4/09	EUR	700,000	994,587
4.00% 1/4/37	EUR	575,000	744,214
4.50% 7/4/09	EUR	1,356,000	1,946,909
4.75% 7/4/34	EUR	635,000	925,596
5.25% 7/4/10	EUR	180,000	264,196
6.25% 1/4/24	EUR	85,000	144,578
6.50% 7/4/27	EUR	710,000	1,259,302
			8,474,384
Italy – 0.36%
Italy Buoni Poliennali Del Tesoro
4.50% 5/1/09	EUR	450,000	645,047
5.25% 8/1/11	EUR	410,000	605,368
			1,250,415
Japan – 1.07%
Japan Government Bond
5 Yr 0.30% 3/20/08	JPY	217,000,000	1,882,417
10 Yr 1.30% 6/20/11	JPY	60,000,000	526,907
10 Yr 1.30% 6/20/15	JPY	25,000,000	215,272
20 Yr 1.90% 6/20/25	JPY	35,000,000	296,724
30 Yr 2.30% 6/20/35	JPY	27,000,000	230,234
30 Yr 2.30% 6/20/35	JPY	20,000,000	170,544
CPI Inflation Linked 1.00% 6/10/16	JPY	45,052,000	384,627
			3,706,725
Netherlands – 0.22%
Netherlands Government
4.00% 1/15/37	EUR	220,000	282,045
5.00% 7/15/11	EUR	340,000	498,597
			780,642
Poland – 0.18%
Poland Government 5.75% 9/23/22	PLN	1,610,000	610,156
			610,156
Sweden – 0.07%
Kingdom of Sweden 6.75% 5/5/14	SEK	1,440,000	254,795
			254,795
United Kingdom – 0.23%
U.K. Treasury
4.75% 9/7/15	GBP	230,000	462,286
4.75% 3/7/20	GBP	170,000	341,584
			803,870
Total Sovereign Debt (cost $20,263,405)			21,495,507
Supranational Bank – 0.40%
European Investment Bank
5.375% 10/15/12	EUR	320,000	476,764
5.75% 9/15/09	AUD	360,000	313,455
6.125% 5/21/10	AUD	160,000	139,677
6.25% 4/15/14	GBP	210,000	446,881
Total Supranational Bank (cost $1,320,379)			1,376,777
U.S. Treasury Obligations – 4.24%
U.S. Treasury Bonds
4.75% 2/15/37		1,365,000	1,346,552
6.25% 8/15/23		615,000	706,722
6.25% 5/15/30		1,710,000	2,033,298
6.625% 2/15/27		495,000	601,696
U.S. Treasury Notes
4.50% 3/31/09		8,940,000	9,011,939
4.625% 11/15/16		1,000,000	1,005,235
Total U.S. Treasury Obligations (cost $14,420,243)			14,705,442
		Number of
		Shares
Warrants – 0.00%
†#Mediq 144A, exercise price $0.01, expiration date 6/1/09		40	-
@†#Pliant 144A, exercise price $0.01, expiration date 6/1/10		30	-
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		20	-
†#Startec Global Communications 144A, exercise price $24.20, expiration date 5/15/08		40	-
†US Airways, exercise price $10.00, expiration date 1/1/10		8	-
Total Warrants (cost $3,520)
Total Value of Securities – 98.65%
(cost $283,386,270)			342,536,575
Receivables and Other Assets Net of Liabilities (See Notes) – 1.35%∆			4,671,860
Net Assets Applicable to 21,796,168 Shares Outstanding – 100.00%			$347,208,435

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
   AUD – Australian Dollar
   CAD – Canadian Dollar
   CHF – Swiss Franc
   EUR – European Monetary Unit
   GBP – British Pounds Sterling
   JPY – Japanese Yen
   PLN – Polish Zlotych
   SEK – Swedish Krona
   SGD – Singapore Dollar
   USD – United States Dollar

❖Securities have been classified by type of business.
†Non-income producing security for the period ended September 30, 2007.
¤Considered an affiliated company. See Note 2 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2007, the aggregate amount of Rule 144A securities equaled $2,711,842, which represented 0.78% of the Fund’s net assets. See Note 6 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of September 30, 2007.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
@Illiquid security. At September, 30 2007, the aggregate amount of illiquid securities equals $0, which represented 0.00% of the Fund's net assets. See Note 6 in "Notes."
∆Includes $1,557,000 cash pledged as collateral for futures contracts.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDO – Collateralized Debt Obligation
CPI – Consumer Price Index
CVA – Dutch Certificate
GNMA – Government National Mortgage Association
S.F. – Single Family
yr – Year

The following foreign currency exchange contracts, foreign cross currency exchange contracts, and financial futures contracts were outstanding at September 30, 2007:

Foreign Currency Exchange Contracts1
			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD (1,270,000)	USD 1,018,377	11/29/07	(85,688)
CAD (3,420,000)	USD 3,261,475	11/29/07	(179,698)
CHF 22,995,000	USD (18,965,574)	11/29/07	879,314
EUR (2,015,000)	JPY 345,096,654	11/29/07	(16,907)
EUR (25,780,000)	USD 35,071,489	11/29/07	(1,738,785)
GBP (8,005,000)	USD 15,801,788	11/29/07	(552,667)
JPY 4,081,300,000	USD (34,382,016)	11/29/07	1,423,602
SEK 116,820,000	USD (17,232,376)	11/29/07	930,437
SGD 5,860,000	USD (3,878,740)	11/29/07	84,444
			$ 744,052

Financial Futures Contracts2
				Unrealized
	Notional	Notional		Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
17 Amsterdam Index Futures	$2,498,834	$2,630,257	10/19/07	$ 131,423
(11) DAX Index Futures	(3,003,783)	(3,119,357)	12/21/07	(115,574)
52 New Financial Times Stock
Exchange 100 Index Futures	6,490,146	6,936,057	12/21/07	445,911
(24) NIKKEI 225 Index Futures	(3,330,222)	(3,516,629)	12/14/07	(186,407)
(10) S&P/Toronto Stock Exchange
60 Index Futures	(1,576,967)	(1,656,025)	12/21/07	(79,058)
(10) SPI 200 Index Futures	(1,309,954)	(1,465,706)	12/21/07	(155,752)
				$ 40,543

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, and financial futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements.  The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1] See Note 4 in “Notes.”
[2] See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP UBS Global Asset Allocation Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date.  Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price.  If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used.  Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued.  U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily.  Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates-The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds of the Trust are allocated based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund.  Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes.  Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Taxable non-cash dividends are recorded as dividend income.  Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.  Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The Fund may invest in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the “UBS Relationship Funds”), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds are offered as investment options only to mutual funds and certain other accounts managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds pay no investment management fees to UBS Global Asset Management (Americas) Inc. or the applicable sub-advisors.

3. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$283,987,605
Aggregate unrealized appreciation	62,312,148
Aggregate unrealized depreciation	(3,763,178)
Net unrealized appreciation	$ 58,548,970

4. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

5. Financial Futures Contracts
The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed.  When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

6. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans.  Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.  Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Growth and Income Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.32%
Aerospace & Defense – 3.70%
DRS Technologies	178,800	$9,855,456
Goodrich	271,300	18,510,799
Northrop Grumman	239,400	18,673,200
United Technologies	348,200	28,023,136
		75,062,591
Beverages – 1.64%
PepsiCo	453,300	33,208,758
		33,208,758
Biotechnology – 2.85%
†Amgen	336,600	19,041,462
†Genentech	210,600	16,431,012
†Gilead Sciences	396,400	16,200,868
†Vertex Pharmaceuticals	159,900	6,141,759
		57,815,101
Capital Markets – 3.36%
Bank of New York Mellon	512,400	22,617,336
Bear Stearns	113,300	13,914,373
†Blackstone Group	386,200	9,685,896
Morgan Stanley	349,000	21,987,000
		68,204,605
Chemicals – 3.49%
Cytec Industries	136,800	9,355,752
Dow Chemical	418,600	18,024,916
duPont (E.I.) deNemours	318,000	15,760,080
Lubrizol	234,000	15,224,040
Monsanto	145,500	12,475,170
		70,839,958
Commercial Banks – 0.88%
U.S. Bancorp	546,600	17,780,898
		17,780,898
Commercial Services & Supplies – 1.12%
Manpower	75,500	4,858,425
Republic Services Class A	349,600	11,435,416
Robert Half International	216,600	6,467,676
		22,761,517
Communications Equipment – 5.00%
†Cisco Systems	1,311,500	43,423,765
Corning	876,000	21,593,400
Motorola	869,200	16,106,276
QUALCOMM	480,800	20,318,608
		101,442,049
Computers & Peripherals – 4.14%
†EMC	948,000	19,718,400
Hewlett-Packard	548,700	27,319,773
International Business Machines	314,200	37,012,760
		84,050,933
Consumer Finance – 0.73%
Capital One Financial	223,900	14,873,677
		14,873,677

Diversified Financial Services – 6.10%
Bank of America	778,400	39,130,168
CIT Group	361,300	14,524,260
Citigroup	849,700	39,655,499
JPMorgan Chase	664,100	30,429,062
		123,738,989
Diversified Telecommunications Services – 3.00%
AT&T	302,400	12,794,544
Embarq	132,000	7,339,200
†Qwest Communications International	1,177,700	10,787,732
Verizon Communications	674,400	29,862,432
		60,783,908
Electric Utilities – 2.19%
Exelon	178,600	13,459,296
FirstEnergy	190,800	12,085,272
PPL	407,500	18,867,250
		44,411,818
Electrical Equipment – 0.51%
†Thomas & Betts	177,100	10,385,144
		10,385,144
Energy Equipment & Services – 2.01%
†Grant Prideco	271,300	14,791,276
†National Oilwell Varco	103,700	14,984,650
Tidewater	173,400	10,896,456
		40,672,382
Food & Staples Retailing – 1.06%
CVS Caremark	541,100	21,443,793
		21,443,793
Health Care Equipment & Supplies – 2.30%
†Cytyc	271,200	12,922,680
†Gen-Probe	171,600	11,425,128
Medtronic	393,900	22,219,899
		46,567,707
Health Care Providers & Services – 2.59%
†Express Scripts	303,000	16,913,460
UnitedHealth Group	384,900	18,640,707
†WellPoint	216,300	17,070,396
		52,624,563
Hotels, Restaurants & Leisure – 2.69%
Burger King Holdings	619,300	15,785,957
Marriott International Class A	344,300	14,966,721
McDonald's	436,700	23,787,049
		54,539,727
Household Durables – 1.34%
Fortune Brands	174,200	14,195,558
†Jarden	417,100	12,905,074
		27,100,632
Household Products – 2.44%
Procter & Gamble	702,600	49,420,884
		9,420,884
Industrial Conglomerates – 2.68%
General Electric	885,900	36,676,260
Textron	285,400	17,754,734
		54,430,994
Insurance – 5.62%
AFLAC	265,500	15,144,120
Allstate	219,400	12,547,486
American International Group	481,700	32,587,005
Berkley (W.R.)	419,200	12,420,896
Everest Re Group	91,000	10,031,840

Hanover Insurance Group	208,900	9,231,291
Prudential Financial	226,600	22,111,628
		114,074,266
Internet Software & Services – 1.55%
†Digital River	97,300	4,354,175
†Google Class A	47,800	27,115,506
		31,469,681
IT Services – 0.37%
†VeriFone Holdings	168,900	7,487,337
		7,487,337
Machinery – 2.21%
Caterpillar	305,400	23,952,522
Deere & Co.	140,000	20,778,800
		44,731,322
Media – 3.06%
CBS Class B	417,100	13,138,650
†Comcast Class A	433,600	10,484,448
†Comcast Special Class A	224,500	5,379,020
Disney (Walt)	463,400	15,936,326
Time Warner	934,400	17,155,584
		62,094,028
Metals & Mining – 1.50%
Freeport-McMoRan Copper & Gold Class B	187,000	19,614,430
Steel Dynamics	229,500	10,717,650
		30,332,080
Multiline Retail – 0.75%
Macy's	469,800	15,183,936
		15,183,936
Oil, Gas & Consumable Fuels – 8.27%
Chevron	194,400	18,191,952
ConocoPhillips	405,400	35,581,958
EOG Resources	165,200	11,948,916
Exxon Mobil	692,400	64,088,544
Occidental Petroleum	409,300	26,227,944
St. Mary Land & Exploration	329,500	11,753,265
		167,792,579
Pharmaceuticals – 4.93%
Johnson & Johnson	634,900	41,712,930
Merck	514,000	26,568,660
Pfizer	490,000	11,970,700
Wyeth	444,000	19,780,200
		100,032,490
Real Estate Investment Trusts – 1.26%
Developers Diversified Realty	135,300	7,559,211
Host Hotels & Resorts	366,000	8,213,040
ProLogis	146,700	9,733,545
		25,505,796
Road & Rail – 0.79%
Norfolk Southern	306,800	15,925,988
		15,925,988
Semiconductors & Semiconductor Equipment – 3.13%
Applied Materials	643,400	13,318,380
Intel	1,129,700	29,214,042
Texas Instruments	571,700	20,918,503
		63,450,925
Software – 2.28%
Microsoft	1,571,000	46,281,660
		46,281,660
Specialty Retail – 1.60%
Abercrombie & Fitch Class A	201,800	16,285,260
Best Buy	351,600	16,180,632
		32,465,892
Textiles, Apparel & Luxury Goods – 1.89%
†Coach	301,500	14,251,905
NIKE Class B	256,400	15,040,424
Phillips-Van Heusen	172,600	9,058,048
		38,350,377
Thrift & Mortgage Finance – 2.66%
Fannie Mae	246,800	15,007,908
Freddie Mac	208,400	12,297,684
PMI Group	349,400	11,425,380
Washington Mutual	430,700	15,208,017
		53,938,989
Tobacco – 0.39%
Altria Group	115,200	8,009,856
		8,009,856
Wireless Telecommunication Services – 0.24%
†MetroPCS Communications	175,100	4,776,728
		4,776,728
Total Common Stock (Cost $1,309,606,431)		1,994,064,558
	Principal
	Amount (U.S.$)
≠Discounted Commercial Paper – 0.40%
µ≥Chesham Finance 5.342% 10/12/07	$5,000,000	4,991,949
Deutsche Bank Financial 5.00% 10/1/07	3,205,000	3,205,000
Total Discounted Commercial Paper (Cost $8,196,949)		8,196,949
Total Value of Securities – 98.72%
(Cost $1,317,803,380)		2,002,261,507
Receivables and Other Assets Net of Liabilities (See Notes) – 1.28%		25,947,628
Net Assets Applicable to 51,809,324 Shares Outstanding – 100.00%		$2,028,209,135

†Non-income producing security for the period ended September 30, 2007.
≠The rate shown is the effective yield at the time of purchase.
≥Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2007, the aggregate amount of these securities equaled $4,991,949, which represented 0.25% of the Fund’s net assets. See Note 3 in "Notes."
µAsset-Backed Commercial Paper.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Delaware Growth and Income Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,325,179,541
Aggregate unrealized appreciation	699,771,616
Aggregate unrealized depreciation	(22,689,650)
Net unrealized appreciation	$ 677,081,966

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $37,763,164 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2010.

3. Credit Risk
The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2) securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Mondrian International Value Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock– 98.96%∆
Australia – 9.94%
Amcor	1,751,278	$11,470,433
Foster's Group	4,382,926	25,400,700
National Australia Bank	864,765	30,476,589
Telstra	7,926,693	30,672,338
Wesfarmers	329,909	12,297,358
		110,317,418
Belgium – 1.35%
Fortis	510,872	15,043,597
		15,043,597
Finland – 1.35%
UPM-Kymmene	617,744	14,940,114
		14,940,114
France – 13.83%
Carrefour	256,260	17,953,417
Cie de Saint-Gobain	202,441	21,128,553
France Telecom	677,513	22,694,477
Renault	217,636	31,537,659
Societe Generale	150,639	25,278,984
†Suez Strip	3,068	899
Total	429,867	34,952,708
		153,546,697
Germany – 5.69%
Bayer	109,620	8,706,919
Deutsche Telekom	1,086,975	21,359,363
RWE	263,768	33,114,764
		63,181,046
Hong Kong – 2.47%
Hong Kong Electric Holdings	2,667,000	13,860,159
Wharf Holdings	2,759,000	13,557,478
		27,417,637
Italy – 4.98%
Intesa Sanpaolo	4,461,866	34,453,592
UniCredito Italiano	2,433,696	20,822,703
		55,276,295
Japan – 15.85%
Astellas Pharma	344,400	16,521,363
Canon	519,900	28,380,399
Kao	873,000	26,069,908
KDDI	1,993	14,783,526
Millea Holdings	521,100	20,960,140
Nitto Denko	216,100	10,046,786
Takeda Pharmaceutical	384,800	27,069,333
Toyota Motor	353,800	20,884,239
West Japan Railway	2,356	11,240,535
		175,956,229
Netherlands – 4.58%
ING Groep CVA	639,505	28,388,509
Reed Elsevier	1,183,510	22,479,968
		50,868,477
New Zealand – 0.86%
Telecom New Zealand	2,831,235	9,591,694
		9,591,694
Singapore – 1.81%
Jardine Matheson Holdings	336,000	9,609,600
Oversea-Chinese Banking	1,746,400	10,463,117
		20,072,717
South Africa – 1.19%
Sasol	308,357	13,248,614
		13,248,614
Spain – 8.10%
Banco Santander Central Hispano	1,420,027	27,600,184
Iberdrola	371,005	21,796,989
Telefonica	1,449,920	40,586,712
		89,983,885
Switzerland – 2.96%
Novartis	595,014	32,840,520
		32,840,520
Taiwan – 2.05%
Chunghwa Telecom ADR	650,278	12,017,141
Taiwan Semiconductor Manufacturing ADR	1,056,806	10,694,877
		22,712,018
United Kingdom – 21.95%
Aviva	601,620	9,065,464
BG Group	1,156,177	20,023,791
BP	2,117,845	24,589,803
Compass Group	1,430,972	8,841,645
GKN	1,591,083	11,515,540
GlaxoSmithKline	1,255,559	33,343,167
HBOS	1,503,236	28,125,865
Lloyds TSB Group	2,408,805	26,735,998
Royal Bank of Scotland Group	2,286,694	24,585,316
Royal Dutch Shell Class A	625,491	25,830,877
Unilever	982,684	31,082,675
		243,740,141
Total Common Stock (cost $718,576,318)		1,098,737,099
Right– 0.24%
Fortis Group	510,872	2,717,318

Total Right (cost $0)		2,717,318
	Principal
	Amount
	(U.S.$)
≠Discounted Commercial Paper– 0.16%
Deutsche Bank Financial 5.006% 10/1/07	$1,800,000	1,800,000
Total Discounted Commercial Paper (cost $1,800,000)		1,800,000
Total Value of Securities – 99.36%
(cost $720,376,318)		1,103,254,417
Receivables and Other Assets Net of Liabilities (See Notes) – 0.64%		7,060,229
Net Assets Applicable to 44,947,560 Shares Outstanding – 100.00%		$1,110,314,646

∆Securities have been classified by country of origin.
†Non-income producing security for the period ended September 30, 2007.
≠The rate shown is the effective yield as of the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
GBP – British Pound Sterling
USD – United States Dollar

The following foreign currency exchange contract was outstanding at September 30, 2007:

Foreign Currency Exchange Contract1
Contract to			Unrealized
Deliver	In Exchange For	Settlement Date	Depreciation
GBP (33,104,500)	USD 67,397,452	10/31/07	$(283,065)
			$(283,065)

1See Note 3 in “Notes.”

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Mondrian International Value Fund (the “Fund”).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other– Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$720,708,822
Aggregate unrealized appreciation	388,387,468
Aggregate unrealized depreciation	(5,841,873)
Net unrealized appreciation	$382,545,595

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, which exempts from registration transactions by an issuer not involving any pubic offering. As of September 30, 2007, there were no Section 4(2) securities.

Schedule of Investments (Unaudited)

LVIP Delaware Managed Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 65.89%
Aerospace & Defense – 2.22%
DRS Technologies	37,600	$2,072,512
Goodrich	43,500	2,968,005
†Innovative Solutions & Support	19,500	369,915
†MTC Technologies	13,500	260,685
Northrop Grumman	37,800	2,948,400
United Technologies	55,600	4,474,688
		13,094,205
Air Freight & Logistics – 0.13%
†HUB Group Class A	14,400	432,432
Pacer International	18,200	346,710
		779,142
Auto Components – 0.09%
†Tenneco	16,400	508,564
		508,564
Beverages – 0.90%
PepsiCo	72,000	5,274,720
		5,274,720
Biotechnology – 2.05%
†Alkermes	28,800	529,920
†Amgen	53,700	3,037,809
†Applera - Celera Group	34,700	487,882
†Genentech	34,100	2,660,482
†Geron	37,000	270,840
†Gilead Sciences	62,700	2,562,549
†Medarex	29,700	420,552
†Progenics Pharmaceuticals	13,100	289,641
†Regeneron Pharmaceuticals	14,600	259,880
†United Therapeutics	8,300	552,282
†Vertex Pharmaceuticals	26,400	1,014,024
		12,085,861
Building Products – 0.05%
AAON	13,450	265,369
		265,369
Capital Markets – 2.01%
Bank of New York Mellon	84,800	3,743,072
Bear Stearns	18,700	2,296,547
†Blackstone Group	62,000	1,554,960
†Cowen Group	26,000	359,320
Morgan Stanley	55,500	3,496,500
Waddell & Reed Financial	15,500	418,965
		11,869,364
Chemicals – 2.33%
Cytec Industries	22,500	1,538,775
Dow Chemical	67,900	2,923,774
duPont (E.I.) deNemours	50,700	2,512,692
Ferro	22,800	455,544
Hercules	22,400	470,848
Lubrizol	37,900	2,465,774
Monsanto	24,300	2,083,482
†PolyOne	57,600	430,272
†Rockwood Holdings	12,100	433,543
†Terra Industries	13,700	428,262
		13,742,966
Commercial Banks – 1.03%
Bancfirst	9,300	417,291
Center Financial	21,200	294,892
Citizens Republic Bancorp	22,100	356,031
City Holding	11,700	425,997
MainSource Financial Group	18,600	327,918
Provident Bankshares	14,300	448,019
South Financial Group	20,800	472,992
Trustmark	13,800	386,952
U.S. Bancorp	89,500	2,911,435
		6,041,527
Commercial Services & Supplies – 1.09%
Administaff	10,700	388,410
†FTI Consulting	9,700	488,007
Healthcare Services Group	15,150	307,091
Heidrick & Struggles International	7,500	273,375
†Kforce	24,000	308,640
Manpower	11,900	765,765
McGrath RentCorp	15,200	505,248
Republic Services	56,900	1,861,199
Robert Half International	35,500	1,060,030
†United Stationers	7,800	433,056
		6,390,821
Communications Equipment – 2.99%
†Cisco Systems	215,400	7,131,894
Corning	145,500	3,586,575
Motorola	137,500	2,547,875
†NETGEAR	12,800	389,376
QUALCOMM	76,500	3,232,890
†Tekelec	29,800	360,580
†Viasat	13,100	403,873
		17,653,063
Computers & Peripherals – 2.41%
†EMC	150,600	3,132,480
Hewlett-Packard	90,500	4,505,995
International Business Machines	51,800	6,102,040
†Synaptics	10,000	477,600
		14,218,115
Construction & Engineering – 0.11%
Granite Construction	6,100	323,422
†URS	6,100	344,345
		667,767
Consumer Finance – 0.55%
ADVANTA Class B	17,500	479,850
Capital One Financial	36,500	2,424,695
†CompuCredit	15,600	338,676
		3,243,221
Containers & Packaging – 0.04%
Chesapeake	25,000	211,500
		211,500
Diversified Financial Services – 3.33%
Bank of America	123,900	6,228,453
CIT Group	56,900	2,287,380
Citigroup	135,000	6,300,450
JPMorgan Chase	105,500	4,834,010
		19,650,293
Diversified Telecommunications Services – 1.69%
Alaska Communications Systems Group	25,300	365,585
AT&T	45,100	1,908,181
Embarq	21,900	1,217,640
†Qwest Communications International	189,100	1,732,156
Verizon Communications	107,300	4,751,244
		9,974,806
Electric Utilities – 1.29%
Exelon	28,600	2,155,296
FirstEnergy	30,300	1,919,202
Otter Tail	15,500	552,575
PPL	64,500	2,986,350
		7,613,423
Electrical Equipment – 0.52%
Acuity Brands	10,400	524,992
†Genlyte Group	6,400	411,264
LSI Industries	21,500	441,180
†Thomas & Betts	29,100	1,706,424
		3,083,860
Electronic Equipment & Instruments – 0.16%
†Anixter International	5,500	453,475
†Rofin-Sinar Technologies	7,100	498,491
		951,966
Energy Equipment & Services – 1.53%
†Bristow Group	11,400	498,294
†Exterran Holdings	7,000	562,380
†Grant Prideco	43,400	2,366,168
†Hercules Offshore	17,700	462,147
Lufkin Industries	7,700	423,654
†National Oilwell Varco	17,100	2,470,950
†Oil States International	10,800	521,640
Tidewater	27,400	1,721,816
		9,027,049
Food & Staples Retailing – 0.77%
Casey's General Stores	18,600	515,220
CVS Caremark	88,500	3,507,255
Longs Drug Stores	10,600	526,502
		4,548,977
Food Products – 0.05%
Seaboard	160	313,600
		313,600
Health Care Equipment & Supplies – 1.56%
†Align Technology	15,400	390,082
†Cytyc	44,800	2,134,720
†Gen-Probe	32,500	2,163,850
Medtronic	62,400	3,519,984
Mentor	12,400	571,020
Vital Signs	7,600	396,264
		9,175,920
Health Care Providers & Services – 1.82%
†AMN Healthcare Services	17,500	327,775
†Express Scripts	50,000	2,791,000
†Healthways	8,100	437,157
†Psychiatric Solutions	14,700	577,416
†Res-Care	16,800	383,712
†Sun Healthcare Group	27,400	457,854
UnitedHealth Group	61,400	2,973,602
†WellPoint	35,400	2,793,768
		10,742,284
Hotels, Restaurants & Leisure – 1.89%
†AFC Enterprises	22,000	331,100
†Buffalo Wild Wings	11,200	422,464
Burger King Holdings	99,400	2,533,706
CKE Restaurants	28,000	453,880
IHOP	6,500	411,645
Marriott International Class A	54,700	2,377,809
McDonald's	69,800	3,802,006
†Papa John's International	17,400	425,256
†Shuffle Master	24,000	358,800
		11,116,666
Household Durables – 0.90%
Fortune Brands	28,400	2,314,316
†Jarden	68,100	2,107,014
Tempur-Pedic International	13,800	493,350
†Universal Electronics	12,600	409,500
		5,324,180
Household Products – 1.36%
Procter & Gamble	113,700	7,997,658
		7,997,658
Independent Power Producers & Traders – 0.09%
Black Hills	12,600	516,852
		516,852
Industrial Conglomerates – 1.47%
General Electric	140,300	5,808,420
Textron	45,800	2,849,218
		8,657,638
Insurance – 3.58%
AFLAC	42,500	2,424,200
Allstate	34,600	1,978,774
American International Group	76,300	5,161,695
Aspen Insurance Holdings	18,600	519,126
Berkley (W.R.)	67,100	1,988,173
Everest Re Group	14,700	1,620,528
FBL Financial Group Class A	13,000	513,370
Hanover Insurance Group	34,500	1,524,555
Max Capital Group	15,600	437,424
Prudential Financial	37,500	3,659,250
†RAM Holdings	42,700	397,110
RLI	9,100	516,152
†United America Indemnity Class A	17,300	372,123
		21,112,480
Internet & Catalog Retail – 0.06%
†NutriSystem	7,200	337,608
		337,608
Internet Software & Services – 1.30%
†Chordiant Software	22,600	313,236
†DealerTrack Holdings	8,700	364,356
†Digital River	25,100	1,123,225
†EarthLink	38,300	303,336
†Google Class A	7,600	4,311,252
†j2 Global Communications	14,400	471,312
†SAVVIS	8,800	341,264
United Online	30,000	450,300
		7,678,281
IT Services – 0.37%
infoUSA	40,300	374,387
†SI International	13,100	374,267
†VeriFone Holdings	27,100	1,201,343
†Virtusa	17,000	255,000
		2,204,997
Life Sciences Tools & Services – 0.23%
†Bio-Rad Laboratories Class A	5,400	488,700
†Dionex	6,300	500,598
†Techne	5,900	372,172
		1,361,470
Machinery – 1.61%
Barnes Group	16,000	510,720
Caterpillar	48,800	3,827,384
†Columbus Mckinnon	18,000	448,020
Crane	8,800	422,136
Deere & Co	22,500	3,339,450
†Kadant	17,500	490,000
Lincoln Electric Holdings	6,200	481,182
		9,518,892
Media – 1.95%
Arbitron	7,900	358,186
CBS Class B	66,100	2,082,150
†Comcast Class A	69,900	1,690,182
†Comcast Special Class A	35,800	857,768
Disney (Walt)	74,300	2,555,177
Entercom Communications Class A	12,900	249,357
†Harris Interactive	77,600	334,456
National CineMedia	17,100	383,040
†Scholastic	8,500	296,310
Time Warner	147,900	2,715,444
		11,522,070
Metals & Mining – 1.00%
†Century Aluminum	9,100	479,115
Freeport-McMoRan Copper & Gold	30,700	3,220,123
Ryerson	12,500	421,750
Steel Dynamics	37,600	1,755,920
		5,876,908
Multiline Retail – 0.42%
Macy's	75,800	2,449,856
		2,449,856
Oil, Gas & Consumable Fuels – 4.99%
Chevron	31,100	2,910,338
ConocoPhillips	64,900	5,696,273
EOG Resources	27,300	1,974,609
Exxon Mobil	111,800	10,348,207
Occidental Petroleum	68,000	4,357,440
Penn Virginia	10,400	457,392
†Petrohawk Energy	36,500	599,330
†Petroquest Energy	31,900	342,287
St. Mary Land & Exploration	65,200	2,325,684
World Fuel Services	10,500	428,505
		29,440,065
Paper & Forest Products – 0.06%
Wausau Paper	33,200	370,180
		370,180
Personal Products – 0.12%
Alberto-Culver	15,600	386,724
Nu Skin Enterprises Class A	20,200	326,432
		713,156
Pharmaceuticals – 3.05%
†Cardiome Pharma	25,500	240,720
†Eurand	24,300	392,445
Johnson & Johnson	101,200	6,648,840
Merck	82,400	4,259,256
†MGI PHARMA	20,500	569,490
†Noven Pharmaceuticals	18,300	291,519
Pfizer	78,600	1,920,198
†Sciele Pharma	17,500	455,350
Wyeth	71,200	3,171,960
		17,949,778
Real Estate Investment Trusts – 1.23%
Developers Diversified Realty	21,500	1,201,205
First Industrial Realty Trust	10,400	404,248
First Potomac Realty Trust	11,500	250,700
Home Properties	8,500	443,530
Host Hotels & Resorts	60,800	1,364,352
Maguire Properties	9,800	253,134
Nationwide Health Properties	13,800	415,794
Pennsylvania Real Estate Investment Trust	10,500	408,870
ProLogis	23,300	1,545,955
Senior Housing Properties Trust	24,000	529,440
Sovran Self Storage	9,100	417,144
		7,234,372
Road & Rail – 0.50%
Arkansas Best	11,400	372,324
Norfolk Southern	49,500	2,569,545
		2,941,869
Semiconductors & Semiconductor Equipment – 2.15%
Applied Materials	103,700	2,146,590
†Cymer	9,200	353,188
Intel	186,300	4,817,718
†Kulicke & Soffa Industries	38,000	322,240
†MIPS Technologies	50,000	395,000
†OmniVision Technologies	15,800	359,134
†ON Semiconductor	31,600	396,896
†Tessera Technologies	11,000	412,500
Texas Instruments	94,600	3,461,414
		12,664,680
Software – 1.89%
†Aspen Technology	31,400	449,648
†Blackboard	5,500	252,120
†Lawson Software	39,000	390,390
Microsoft	256,800	7,565,328
†Progress Software	14,300	433,290
Quality Systems	7,500	274,725
†Secure Computing	34,300	333,739
†Smith Micro Software	24,500	393,470
†SPSS	9,900	407,286
†Synchronoss Technolgies	8,500	357,510
†Wind River Systems	26,100	307,197
		11,164,703
Specialty Retail – 1.33%
Abercrombie & Fitch Class A	31,900	2,574,330
†Aeropostale	22,450	427,897
Best Buy	55,500	2,554,110
†Charlotte Russe Holding	19,400	284,016
†Charming Shoppes	43,000	361,200
†DSW Class A	14,300	359,931
†Jos. A. Bank Clothiers	11,700	391,014
Stage Stores	26,000	473,980
†Wet Seal Class A	103,700	401,319
		7,827,797
Textiles, Apparel & Luxury Goods – 1.23%
†Coach	50,200	2,372,954
NIKE Class B	40,300	2,363,998
Phillips-Van Heusen	28,400	1,490,432
†Quiksilver	32,400	463,320
†True Religion Apparel	19,400	341,440
UniFirst	6,000	224,760
		7,256,904
Thrift & Mortgage Finance – 1.88%
BankUnited Financial Class A	26,000	404,040
City Bank	14,700	422,184
Dime Community Bancshares	29,500	441,615
Fannie Mae	39,800	2,420,238
First Niagara Financial Group	29,700	420,255
†FirstFed Financial	9,100	450,905
Freddie Mac	33,300	1,965,033
PMI Group	56,700	1,854,090
†Triad Guaranty	16,100	305,417
Washington Mutual	68,600	2,422,266
		11,106,043
Tobacco – 0.20%
Altria Group	16,500	1,147,245
		1,147,245
Trading Company & Distributors – 0.11%
Applied Industrial Technologies	17,100	527,193
Lawson Products	3,100	107,911
		635,104
Wireless Telecommunication Services – 0.20%
†Harris Stratex Networks Class A	22,200	387,834
†MetroPCS Communications	28,600	780,208
		1,168,042
Total Common Stock (cost $275,574,591)		388,423,877
Convertible Preferred Stock – 0.07%
•Citigroup Funding 4.953% 9/27/08 exercise price $29.50, expiration date 9/27/08	13,400	393,424

Total Convertible Preferred Stock (cost $424,942)		393,424
	Principal
	Amount
	(U.S.$)
Agency Collateralized Mortgage Obligations – 1.13%
Fannie Mae
Series 2003-122 AJ 4.50% 2/25/28	$175,556	172,142
Series 2005-110 MB 5.50% 9/25/35	489,165	491,571
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	120,278	129,711
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	262,032	270,794
Freddie Mac
Series 2662 MA 4.50% 10/15/31	331,030	326,597
Series 2694 QG 4.50% 1/15/29	400,000	390,441
Series 2872 GC 5.00% 11/15/29	410,000	403,482
Series 2890 PC 5.00% 7/15/30	575,000	565,348
Series 2915 KP 5.00% 11/15/29	340,000	334,693
Series 3005 ED 5.00% 7/15/25	500,000	468,932
Series 3022 MB 5.00% 12/15/28	615,000	612,003
Series 3063 PC 5.00% 2/15/29	550,000	547,625
Series 3113 QA 5.00% 11/15/25	580,189	581,080
Series 3173 PE 6.00% 4/15/35	335,000	338,434
Series 3337 PB 5.50% 7/15/30	350,000	347,811
◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43	208,686	214,087
•Series T-60 1A4C 5.395% 3/25/44	365,000	364,720
GNMA Series 2002-61 BA 4.648% 3/16/26	128,002	128,051

Total Agency Collateralized Mortgage Obligations (cost $6,724,120)		6,687,522
Agency Mortgage-Backed Securities – 6.84%
Fannie Mae 6.50% 8/1/17	169,564	172,785
Fannie Mae Relocation 15 yr 4.00% 9/1/20	730,413	686,291
Fannie Mae Relocation 30 yr
4.00% 3/1/35	421,423	383,688
5.00% 1/1/34	180,329	173,760
5.00% 10/1/35	201,405	193,874
5.00% 2/1/36	700,285	673,192
Fannie Mae S.F. 15 yr TBA
4.50% 10/1/22	830,000	799,394
5.00% 10/1/22	2,700,000	2,646,421
5.50% 10/1/37	2,915,000	2,908,167
6.00% 10/1/22	3,270,000	3,313,429
Fannie Mae S.F. 30 yr
5.50% 3/1/29	434,841	428,062
5.50% 4/1/29	294,056	289,472
5.50% 7/1/37	8,640,416	8,463,267
7.50% 6/1/31	51,341	53,738
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/37	7,865,000	7,502,471
5.50% 10/25/37	3,000,000	2,938,125
6.00% 10/1/37	2,665,000	2,668,331
6.50% 10/25/37	1,345,000	1,369,588
7.00% 10/1/37	390,000	402,553
•Freddie Mac ARM
5.69% 7/1/36	300,881	303,604
5.833% 4/1/34	114,261	115,205
Freddie Mac Relocation 30 yr 5.00% 9/1/33	473,147	457,485
Freddie Mac S.F. 15 yr
4.00% 2/1/14	172,566	168,459
5.00% 6/1/18	299,980	295,055
Freddie Mac S.F. 30 yr 7.00% 11/1/33	9,304	9,660
Freddie Mac S.F. 30 yr TBA 6.00% 10/1/37	835,000	835,913
GNMA I S.F. 30 yr
7.00% 12/15/34	365,804	384,144
7.50% 1/15/32	25,541	26,796
GNMA S.F. 30 yr TBA
5.50% 10/1/37	825,000	813,528
6.00% 10/25/37	825,000	830,285

Total Agency Mortgage-Backed Securities (cost $40,225,868)		40,306,742
Agency Obligations – 0.27%
Fannie Mae
4.875% 5/18/12	360,000	364,468
^5.386% 10/9/19	1,460,000	776,272
Federal Home Loan Bank 4.50% 10/9/09	360,000	360,892
Freddie Mac 4.75% 1/19/16	105,000	104,094

Total Agency Obligations (cost $1,579,719)		1,605,726
Commercial Mortgage-Backed Securities – 2.06%
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.316% 6/10/39	440,000	441,914
•Series 2005-6 AM 5.181% 9/10/47	205,000	199,167
•Series 2006-3 A4 5.889% 7/10/44	705,000	722,316
Series 2006-4 A4 5.634% 7/10/46	60,000	60,381
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	465,000	467,926
•Citigroup Commercial Mortgage Trust Series 2007-C6 A4 5.700% 12/10/49	285,000	288,117
◆Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	296,305	306,839
Series 2006-C7 A2 5.69% 6/10/46	290,000	294,413
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.555% 2/15/39	160,000	160,765
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	225,000	220,797
Series 2006-1A B 5.362% 11/15/36	190,000	188,569
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	120,000	125,047
Goldman Sachs Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39	740,000	740,553
•#Series 2006-RR2 A1 144A 5.811% 8/23/36	340,000	321,555
•#Series 2006-RR3 A1S 144A 5.659% 7/18/56	850,000	789,935
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	665,000	657,152
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	310,000	311,985
Series 2003-C1 A2 4.985% 1/12/37	580,000	572,310
Series 2006-LDP9 A2 5.134% 5/15/47	150,000	145,691
•#Series 2006-RR1A A1 144A 5.608% 10/18/52	730,000	694,529
Series 2007-CB18 A4 5.44% 6/12/47	585,000	576,956
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	485,000	509,456
#Merrill Lynch Mortgage Trust 144A
Series 2002-MW1 J 5.695% 7/12/34	275,000	259,208
Series 2005-GGP1 E 4.33% 11/15/10	100,000	99,742
Series 2005-GGP1 F 4.35% 11/15/10	100,000	99,713
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A4 5.378% 8/12/48	305,000	299,641
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	145,000	144,495
Series 2007-IQ14 A4 5.692% 4/15/49	260,000	260,461
Series 2007-T27 A4 5.651% 6/11/42	465,000	469,001
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.331% 2/15/33	100,000	103,851
•#STRIPs III Series 2003-1A AFIX 144A 3.31% 3/24/18	371,738	363,142
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	395,000	386,342
Series 2006-1 B 5.588% 2/15/36	160,000	159,146
Series 2006-1 C 5.707% 2/15/36	240,000	237,641
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	480,000	483,709

Total Commercial Mortgage-Backed Securities (cost $12,364,158)		12,162,465

Convertible Bonds – 0.15%
•U.S. Bancorp 3.838% 9/20/36 exercise price $38.28, expiration date 9/20/36	575,000	575,748
•Wyeth 4.886% 1/15/24 exercise price $60.39, expiration date 1/15/24	295,000	312,337

Total Convertible Bonds (cost $890,576)		888,085

Corporate Bonds – 8.51%
Airlines – 0.05%
Continental Airlines 6.503% 6/15/11	275,000	275,774
		275,774
Automobiles – 0.12%
•DaimlerChrysler North America 5.81% 8/3/09	435,000	431,586
General Motors 8.375% 7/15/33	305,000	268,781
		700,367
Biotechnology – 0.14%
#Amgen 144A
5.85% 6/1/17	255,000	253,030
6.375% 6/1/37	567,000	561,716
		814,746
Building Products – 0.04%
•Masco 6.004% 3/12/10	255,000	251,781
		251,781
Capital Markets – 0.94%
AMVESCAP 5.625% 4/17/12	355,000	357,669
Bear Stearns 5.85% 7/19/10	350,000	352,504
#Capmark Financial Group 144A 6.30% 5/10/17	705,000	614,617
E Trade Financial 8.00% 6/15/11	105,000	105,000
Goldman Sachs Group
6.75% 10/1/37	975,000	984,418
•#144A 5.356% 10/24/08	2,500,000	2,499,497
Jefferies Group 6.45% 6/8/27	330,000	310,891
LaBranche 9.50% 5/15/09	180,000	179,100
Lazard Group 6.85% 6/15/17	130,000	128,134
		5,531,830
Chemicals – 0.03%
Lubrizol 4.625% 10/1/09	190,000	188,537
		188,537
Commercial Banks – 0.50%
Bank One 5.90% 11/15/11	125,000	127,380
Marshall & Ilsley Bank
3.95% 8/14/09	690,000	683,010
•5.85% 12/4/12	140,000	140,305
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49	300,000	287,768
Popular North America
4.25% 4/1/08	440,000	437,150
•5.76% 4/6/09	255,000	256,277
Popular North America Capital Trust I 6.564% 9/15/34	170,000	145,420
Silicon Valley Bank 5.70% 6/1/12	250,000	249,721
U.S. Bank North America 5.70% 12/15/08	250,000	251,258
•#Vneshtorgbank 144A 5.956% 8/1/08	185,000	183,381
•VTB 24 Capital 6.54% 12/7/09	200,000	198,742
		2,960,412
Commercial Services & Supplies – 0.02%
Corrections Corporation of America 7.50% 5/1/11	115,000	116,438
		116,438
Consumer Finance – 0.48%
•American Express 6.80% 9/1/66	430,000	441,394
Ford Motor Credit
7.80% 6/1/12	565,000	537,996
•8.11% 1/13/12	140,000	132,405
GMAC
4.375% 12/10/07	125,000	124,398
6.875% 9/15/11	1,115,000	1,062,000
International Lease Finance
5.75% 6/15/11	350,000	353,502
5.875% 5/1/13	175,000	175,898
		2,827,593
Containers & Packaging – 0.05%
Pactiv
5.875% 7/15/12	225,000	228,049
6.40% 1/15/18	85,000	86,639
		314,688
Diversified Financial Services – 0.99%
Bank of America
•4.815% 5/16/08	2,000,000	2,000,767
6.50% 9/15/37	515,000	536,244
Citigroup
5.00% 9/15/14	220,000	212,368
5.875% 5/29/37	375,000	362,713
•#Fuji JGB Investment 144A 9.87% 12/29/49	375,000	384,938
General Electric Capital 5.625% 9/15/17	305,000	305,492
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	160,000	154,470
JPMorgan Chase 5.75% 1/2/13	205,000	208,125
JPMorgan Chase Capital XXV 6.80% 10/1/37	610,000	612,879
TNK-BP Finance
6.625% 3/20/17	480,000	446,770
#144A 6.625% 3/20/17	315,000	294,147
•#USB Realty 144A 6.091% 12/22/49	300,000	288,447
		5,807,360
Diversified Telecommunications Services – 0.35%
AT&T 8.00% 11/15/31	82,000	100,065
BellSouth 4.20% 9/15/09	200,000	197,039
Citizens Communications 9.25% 5/15/11	305,000	332,450
Embarq 7.082% 6/1/16	535,000	555,525
Telecom Italia Capital 4.00% 1/15/10	435,000	423,751
Telefonica Emisiones 5.984% 6/20/11	180,000	183,284
Triton PCS 8.50% 6/1/13	200,000	210,250
Windstream 8.125% 8/1/13	55,000	58,163
		2,060,527
Electric Utilities – 0.71%
•Alabama Power Capital Trust IV 4.75% 10/1/42	560,000	559,999
Appalachian Power 5.65% 8/15/12	100,000	100,787
•AVA Capital Trust III 6.50% 4/1/34	140,000	141,759
Commonwealth Edison
5.95% 8/15/16	535,000	534,080
6.15% 9/15/17	175,000	176,365
Consumers Energy 6.00% 2/15/14	450,000	458,192
FPL Group Capital
5.625% 9/1/11	285,000	288,901
•6.65% 6/15/67	125,000	120,630
Pepco Holdings
6.125% 6/1/17	125,000	125,630
•6.246% 6/1/10	360,000	360,912
#Power Contract Financing 144A 6.256% 2/1/10	340,807	346,091
•Progress Energy 5.81% 1/15/10	410,000	411,490
Public Service 6.25% 9/1/37	115,000	117,144
Southwestern Public Service 6.00% 10/1/36	365,000	347,562
Wisconsin Power & Light 6.375% 8/15/37	115,000	117,505
		4,207,047
Food & Staples Retailing – 0.17%
CVS Caremark
4.875% 9/15/14	140,000	133,278
5.75% 6/1/17	345,000	337,352
Fred Meyer 7.45% 3/1/08	3,000	3,024
Kroger 6.375% 3/1/08	330,000	331,155
Safeway 6.35% 8/15/17	200,000	203,575
		1,008,384
Food Products – 0.03%
Smithfield Foods 7.75% 7/1/17	175,000	180,250
		180,250
Gas Utilities – 0.27%
Atmos Energy 4.00% 10/15/09	415,000	407,574
#Caithness Coso Funding 144A 5.489% 6/15/19	259,766	260,669
ONEOK 5.51% 2/16/08	305,000	304,854
Southern Union 6.15% 8/16/08	600,000	602,285
		1,575,382
Health Care Equipment & Supplies – 0.05%
Baxter International 5.196% 2/16/08	280,000	279,862
		279,862
Health Care Providers & Services – 0.25%
AmerisourceBergen 5.875% 9/15/15	480,000	471,853
US Oncology 9.00% 8/15/12	130,000	131,625
WellPoint
4.25% 12/15/09	210,000	206,967
5.00% 12/15/14	298,000	284,104
5.875% 6/15/17	55,000	54,713
6.375% 6/15/37	320,000	318,267
		1,467,529
Hotels, Restaurants & Leisure – 0.09%
Mandalay Resort Group 9.50% 8/1/08	105,000	107,888
Starwood Hotels & Resorts Worldwide 6.25% 2/15/13	420,000	422,008
		529,896
Household Durables – 0.10%
Centex 4.875% 8/15/08	610,000	597,582
		597,582
Industrial Conglomerates – 0.13%
#Siemens Finance 144A 6.125% 8/17/26	255,000	256,741
#Tyco Electronics Group 144A 7.125% 10/1/37	500,000	519,824
		776,565
Insurance – 0.25%
Berkshire Hathaway Finance 4.85% 1/15/15	240,000	230,725
Montpelier Re Holdings 6.125% 8/15/13	110,000	109,284
#Mutual of Omaha Insurance 144A 6.80% 6/15/36	190,000	191,776
•◆#Twin Reefs Pass Through Trust 144A 6.82% 12/31/49	700,000	555,617
Unitrin 6.00% 5/15/17	380,000	370,164
		1,457,566
IT Services – 0.03%
Sungard Data Systems 9.125% 8/15/13	178,000	186,010
		186,010
Machinery – 0.02%
Caterpillar 6.05% 8/15/36	95,000	95,445
		95,445
Marine – 0.02%
#DP World 144A 6.85% 7/2/37	135,000	134,471
		134,471
Media – 0.45%
CCH I Holdings 13.50% 1/15/14	210,000	206,850
Comcast
•5.66% 7/14/09	200,000	199,093
6.30% 11/15/17	515,000	524,437
Cox Communications 4.625% 1/15/10	250,000	247,173
THOMSON 5.70% 10/1/14	470,000	466,687
#Time Warner Cable 144A 5.40% 7/2/12	740,000	731,654
Viacom 5.75% 4/30/11	250,000	252,621
		2,628,515
Metals & Mining – 0.08%
Newmont Gold 8.91% 1/5/09	38,639	39,605
U.S. Steel 6.05% 6/1/17	200,000	191,727
Vale Overseas 6.25% 1/23/17	210,000	213,402
		444,734
Multiline Retail – 0.09%
Kohl's 6.25% 12/15/17	260,000	260,214
Penney (J.C.)
6.375% 10/15/36	90,000	84,479
8.00% 3/1/10	195,000	207,617
		552,310
Multi-Utilities – 0.30%
Avista 9.75% 6/1/08	295,000	304,839
Consolidated Edison 6.30% 8/15/37	225,000	226,401
Dominion Resources 5.687% 5/15/08	385,000	385,227
•Nisource Finance 6.064% 11/23/09	260,000	258,053
PSEG Funding Trust I 5.381% 11/16/07	585,000	584,178
TECO Energy 7.20% 5/1/11	35,000	36,690
		1,795,388
Office Electronics – 0.02%
Xerox 5.50% 5/15/12	145,000	143,758
		143,758
Oil, Gas & Consumable Fuels – 0.59%
Apache 5.25% 4/15/13	200,000	199,121
Devon Energy 7.95% 4/15/32	55,000	65,749
EnCana 6.625% 8/15/37	90,000	92,636
Enterprise Products Operating
4.00% 10/15/07	270,000	269,863
4.625% 10/15/09	360,000	357,155
5.60% 10/15/14	255,000	250,140
Kinder Morgan Energy Partners 5.125% 11/15/14	170,000	161,921
#Lukoil International Finance 144A
6.356% 6/7/17	100,000	96,250
6.656% 6/7/22	100,000	94,860
Nexen 6.40% 5/15/37	197,000	192,059
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	315,000	314,232
Suncor Energy 6.50% 6/15/38	505,000	518,375
Valero Energy 6.625% 6/15/37	110,000	112,002
Valero Logistics Operations 6.05% 3/15/13	510,000	512,605
XTO Energy
6.25% 8/1/17	150,000	152,565
6.75% 8/1/37	110,000	115,154
		3,504,687
Paper & Forest Products – 0.07%
Bowater 9.00% 8/1/09	165,000	155,925
#Stora Enso 144A 7.25% 4/15/36	245,000	247,566
		403,491
Pharmaceuticals – 0.13%
Wyeth 5.50% 2/1/14	785,000	781,639
		781,639
Real Estate Investment Trusts – 0.16%
HRPT Properties Trust 6.25% 6/15/17	250,000	240,852
iStar Financial
5.15% 3/1/12	175,000	162,083
5.875% 3/15/16	300,000	268,923
Regency Centers 5.875% 6/15/17	250,000	241,703
		913,561
Road & Rail – 0.16%
#Erac USA Finance 144A 7.35% 6/15/08	650,000	657,201
Hertz 8.875% 1/1/14	250,000	258,750
		915,951
Semiconductors & Semiconductor Equipment – 0.00%
Freescale Semiconductor 8.875% 12/15/14	5,000	4,850
		4,850
Thrift & Mortgage Finance – 0.31%
#Northern Rock 144A
5.625% 6/22/17	375,000	376,944
•6.594% 6/29/49	360,000	252,405
Residential Capital
6.125% 11/21/08	325,000	290,949
•6.224% 6/9/08	60,000	55,275
•7.80% 11/21/08	175,000	157,281
•Washington Mutual
5.25% 9/15/17	215,000	197,669
5.50% 8/24/11	220,000	217,382
•#Washington Mutual Preferred Funding III 144A 6.895% 6/29/49	300,000	281,594
		1,829,499
Tobacco – 0.05%
Reynolds American 6.50% 7/15/10	100,000	103,123
UST 6.625% 7/15/12	195,000	203,472
		306,595
Wireless Telecommunication Services – 0.27%
AT&T Wireless 8.125% 5/1/12	760,000	843,543
Sprint Capital 7.625% 1/30/11	480,000	509,330
•Sprint Nextel 5.598% 6/28/10	240,000	240,060
		1,592,933
Total Corporate Bonds (cost $50,528,421)		50,163,953

Foreign Agency – 0.07%
Pemex Project Funding Master Trust 6.125% 8/15/08	415,000	418,113

Total Foreign Agency (cost $437,274)		418,113
Municipal Bonds – 0.60%
California State 5.00% 2/1/33	265,000	268,530
California State University Systemwide Revenue Series A 5.00% 11/1/30 (AMBAC)	305,000	316,392
Illinois State Taxable Pension 5.10% 6/1/33	420,000	394,208
Massachusetts Health & Education Facilities Authority Revenue (Harvard University)
Series A 5.00% 7/15/36	495,000	512,903
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	320,000	335,098
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	310,000	324,325
Oregon State Taxable Pension 5.892% 6/1/27	485,000	501,946
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	145,000	142,144
West Virginia Tobacco Settlement Finance Authority Revenue 7.467% 6/1/47	450,000	439,164
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	305,000	305,189
Total Municipal Bonds (cost $3,525,400)		3,539,899

Non-Agency Asset Backed Securities – 5.24%
•BA Credit Card Trust Series 2006-A10 A10 5.733% 2/15/12	5,730,000	5,702,859
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	425,000	425,699
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	400,000	401,040
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12	140,000	140,853
#Cendant Timeshare Receivables Funding 2004-1A A1 144A 3.67% 5/20/16	83,721	81,204
•Chase Issuance Trust Series 2007-A11 A11 5.75% 7/16/12	8,000,000	7,942,216
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	1,010,000	1,016,383
•Series 2007-A6 A6 5.35% 7/12/12	8,000,000	7,940,215
•Series 2007-A7 A7 5.85% 8/20/14	480,000	479,429
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11	200,000	200,000
•Countrywide Asset-Backed Certificates
Series 2006-S7 A3 5.712% 11/25/35	835,000	818,491
Series 2006-S9 A3 5.728% 8/25/36	570,000	564,663
#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	191	76
•Credit-Based Asset Servicing and Securitization Series 2007-CB1 AF2 5.721% 1/25/37	310,000	308,031
Discover Card Master Trust 5.65% 3/16/20	630,000	628,872
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	615,000	619,260
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	175,000	172,157
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	140,000	140,000
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	189,978	182,854
Mid-State Trust
Series 11 A1 4.864% 7/15/38	137,088	128,159
Series 2004-1 A 6.005% 8/15/37	85,070	87,124
#Series 2006-1 A 144A 5.787% 10/15/40	192,038	182,016
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	112,194	111,753
Series 2006-2 AF3 5.797% 8/25/36	175,000	173,972
Series 2007-2 AF2 5.675% 6/25/37	195,000	193,596
•Residential Asset Securities Series 2003-KS9 AI6 4.71% 11/25/33	298,361	289,542
RSB Bondco Series 2007-A A2 5.72% 4/1/18	335,000	340,486
#Sail Net Interest Margin Note Series 2003-10A A 144A 7.50% 10/27/33	11,041	1
#Sierra Receivables Funding Series 2003-2A A1 144A 3.03% 12/15/15	65,272	63,472
•#SLM Student Loan Trust Series 2003-4 A5C 144A 5.854% 3/15/33	505,000	505,258
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	246,059	222,066
Series 2005-2XS 1A2A 4.51% 2/25/35	834,464	821,418

Total Non-Agency Asset Backed Securities (cost $31,086,494)		30,883,165
Non-Agency Collateralized Mortgage Obligations – 5.74%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.420% 1/25/36	484,862	467,425
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	376,288	371,937
Series 2004-2 1A1 6.00% 3/25/34	361,151	356,975
Series 2004-10 1CB1 6.00% 11/25/34	31,238	31,394
Series 2004-11 1CB1 6.00% 12/25/34	534,645	528,464
Series 2005-9 5A1 5.50% 10/25/20	214,152	211,475
•Bank of America Funding Securities Series 2006-F 1A2 5.165% 7/20/36	422,887	421,619
Bank of America Mortgage Securities
•Series 2003-D 1A2 7.281% 5/25/33	2,565	2,584
•Series 2004-L 4A1 5.147% 1/25/35	407,264	403,362
Series 2005-9 2A1 4.75% 10/25/20	495,077	481,007
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.16% 5/25/36	319,163	323,152
Series 2006-3 34A1 6.165% 5/25/36	574,170	576,080
Bear Stearns Asset Backed Securities Trust Series 2005-AC8 A5 5.50% 11/25/35	466,263	468,088
•Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.621% 4/25/37	514,705	519,322
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	196,182	193,913
•Series 2004-J7 1A2 4.673% 8/25/34	73,806	73,599
Series 2004-J8 1A1 7.00% 9/25/34	194,959	198,736
Series 2005-57CB 4A3 5.50% 12/25/35	373,219	373,400
•Series 2005-63 3A1 5.889% 11/25/35	537,575	540,731
Series 2005-85CB 2A2 5.50% 2/25/36	594,456	595,780
Series 2006-2CB A3 5.50% 3/25/36	536,213	536,011
◆Countrywide Home Loan Mortgage Pass Through Trust
•Series 2004-HYB4 M 4.844% 9/20/34	170,827	163,709
Series 2005-23 A1 5.50% 11/25/35	312,311	303,625
Series 2005-29 A1 5.75% 12/25/35	644,702	626,368
Series 2006-1 A2 6.00% 3/25/36	390,912	388,469
Series 2006-1 A3 6.00% 3/25/36	102,664	101,477
•Series 2006-HYB3 3A1A 6.098% 5/25/36	490,038	500,975
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	59,317	60,800
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	121,002	128,061
•Series 2004-AR5 4A1 5.70% 10/25/34	248,594	248,568
•Series 2007-AR2 1A1 5.863% 8/25/37	268,263	267,257
Series 2007-AR3 2A2 6.327% 10/25/37	955,000	958,283
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.188% 5/25/35	424,029	419,906
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	96,738	102,508
•Series 1999-3 A 8.00% 8/19/29	161,978	171,883
Series 2005-RP1 1A3 8.00% 1/25/35	319,828	342,294
Series 2005-RP1 1A4 8.50% 1/25/35	274,564	295,784
Series 2006-RP1 1A3 8.00% 1/25/36	163,024	175,615
GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	170,870	168,895
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.776% 2/25/35	481,160	472,804
Series 2005-A4 1A1 5.399% 7/25/35	281,432	280,354
Series 2005-A6 1A2 5.138% 9/25/35	660,000	637,880
Series 2006-A2 3A3 5.679% 4/25/36	455,000	451,949
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	367,499	367,691
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.904% 12/25/33	127,066	130,155
Series 2005-6 7A1 5.340% 6/25/35	178,799	177,911
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	53,960	55,396
Series 2003-9 1A1 5.50% 12/25/18	340,484	336,228
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	313,937	334,826
Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35	670,000	658,464
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	204,319	209,618
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.04% 9/25/36	449,302	454,623
#Sharp Net Interest Margin Trust Series 2004-2N Note 144A 7.00% 1/25/34	5,424	2,715
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	263,701	263,416
Series 2005-22 4A2 5.373% 12/25/35	52,115	51,702
Series 2006-5 5A4 5.556% 6/25/36	108,395	108,027
•Structured Asset Securities
Series 2002-22H 1A 6.938% 11/25/32	55,769	56,652
Series 2005-6 B2 5.345% 5/25/35	96,810	82,050
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	507,945	501,595
Series 2006-5 2CB3 6.00% 7/25/36	466,119	472,550
◆Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	731,014	711,487
Series 2004-CB3 4A 6.00% 10/25/19	237,465	238,207
•Series 2006-AR8 1A5 5.895% 8/25/46	95,175	95,360
•Series 2006-AR8 2A3 6.134% 8/25/36	61,585	62,456
•Series 2006-AR10 1A1 5.944% 9/25/36	460,252	461,852
•Series 2006-AR14 1A4 5.648% 11/25/36	458,990	456,843
•Series 2007-HY1 1A1 5.717%2/25/37	933,424	933,390
•Series 2007-HY3 4A1 5.349% 3/25/37	1,931,121	1,917,441
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 5.75% 9/25/34	126,362	126,674
Series 2005-7 A2 5.25% 9/25/35	314,595	301,466
Series 2005-11 1A3 5.50% 11/25/35	309,973	300,674
Series 2005-14 2A1 5.50% 12/25/35	760,379	739,231
Series 2005-17 1A1 5.50% 1/25/36	1,232,224	1,197,566
•Series 2005-AR16 6A4 4.999% 10/25/35	604,535	601,015
Series 2006-2 3A1 5.75% 3/25/36	404,765	394,886
Series 2006-4 2A3 5.75% 4/25/36	195,233	194,537
Series 2006-7 2A1 6.00% 6/25/36	933,232	927,108
•Series 2006-AR4 1A1 5.858% 4/25/36	512,654	507,144
•Series 2006-AR4 2A1 5.773% 4/25/36	1,033,935	1,020,587
•Series 2006-AR6 7A1 5.111% 3/25/36	920,840	902,726
•Series 2006-AR10 5A1 5.597% 7/25/36	456,312	455,601
•Series 2006-AR11 A7 5.520% 8/25/36	497,929	494,404
•Series 2006-AR12 1A2 6.025% 9/25/36	250,302	253,095
•Series 2006-AR14 2A4 6.091% 10/25/36	347,835	352,069
•Series 2006-AR19 A1 5.649% 12/25/36	333,965	333,212
Series 2007-8 2A6 6.00% 7/25/37	135,000	132,259

Series 2007-13 A7 6.00% 9/25/37	535,114	526,084
Total Non-Agency Collateralized Mortgage Obligations (cost $33,926,742)		33,843,511
U.S. Treasury Obligations – 3.11%
U.S. Treasury Bonds 4.75% 2/15/37	2,703,000	2,666,469
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	958,231	944,756
2.00% 1/15/26	608,704	581,503
2.375% 4/15/11	766,091	771,298
2.375% 1/15/17	1,926,377	1,940,827
3.00% 7/15/12	747,239	777,946
3.625% 1/15/08	277,210	276,951
U.S. Treasury Notes
4.00% 8/31/09	4,305,000	4,309,374
4.125% 8/31/12	4,908,000	4,889,599
4.50% 5/15/10	1,055,000	1,068,600
4.50% 5/15/17	45,000	44,761
4.875% 6/30/12	50,000	51,414

Total U.S. Treasury Obligations (cost $18,163,847)		18,323,498
	Number of
	Shares
Exchange Traded Fund – 0.12%
ishares Russell 2000 Index Fund	8,700	697,305

Total Exchange Traded Fund (cost $677,977)		697,305

Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	1,465	0

Total Warrant (cost $124,625)		0
	Principal
	Amount
	(U.S.$)
Certificate of Deposit– 0.51%
Wilmington Trust 5.29% 1/8/08	$3,000,000	3,000,415

Total Certificate of Deposit (cost $3,000,000)		3,000,415
≠Discounted Commercial Paper – 3.50%
≥Cullinan Finance 5.308% 11/26/07	3,000,000	2,975,967
Deutsche Bank Financial 5.00% 10/1/07	5,235,000	5,235,000
≥Dnb NOR Bank 5.340% 11/5/07	2,500,000	2,487,191
Natixis 5.16% 10/1/07	5,000,000	5,000,000
≥Swedish Housing Finance 5.333% 12/4/07	2,500,000	2,476,615
≥Westpac Securities 5.331% 11/30/07	2,500,000	2,478,051

Total Discounted Commercial Paper (cost $20,652,824)		20,652,824
Total Value of Securities – 103.81%
(cost $499,907,578)		611,990,524
Liabilities Net of Receivables and Other Assets (See Notes) – (3.81%)∆		(22,452,254)
Net Assets Applicable to 33,101,323 Shares Outstanding – 100.00%		$589,538,270

◆Pass Through Agreement.  Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
†Non-income producing security for the period ended September 30, 2007.
•Variable rate security. The rate shown is the rate as of September 30, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933.  At September 30, 2007, the aggregate amount of Rule 144A securities equaled $18,743,103, which represented 3.18% of the Fund’s net assets.  See Note 4 in "Notes."
≠The rate shown is the effective yield as of the time of purchase.
^Zero coupon security. The rate shown is the yield at the time of purchase.
≥Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2007, the aggregate amount of these securities equaled $10,417,824, which represented 1.77% of the Fund’s net assets. See Note 4 in "Notes."
∆Includes $300,000 cash pledged as collateral for futures contracts.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
GSR – Goldman Sachs Reperforming
MBIA – Insured by the Municipal Bond Insurance Association
NIM – Net Interest Margin
S.F. – Single Family
TBA – To Be Announced
yr – Year

The following financial futures contracts were outstanding at September 30, 2007:

 Financial Futures Contracts1
Contracts	Notional	Notional		Unrealized
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	Appreciation
326 U.S. Treasury 5 yr Notes	$ 34,853,241	$34,892,188	12/31/07	$38,947
(19) U.S. Treasury Long Bond	(2,122,590)	(2,115,531)	12/31/07	7,059
				$46,006

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements.  The notional amount presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”
______________________________________________________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Delaware Managed Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting -Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other– Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$504,929,403
Aggregate unrealized appreciation	116,239,060
Aggregate unrealized depreciation	(9,177,938)
Net unrealized appreciation	$107,061,122

3. FinancialFutures Contracts
The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Credit and Market Risk
The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard and Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Lincoln Investment Advisors Corporation  the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. At September 30, 2007, no securities have been determined to be illiquid under the Fund’s liquidity procedures. Section 4(2) and/or Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Special Opportunities Fund

September 30, 2007

	Number of	Value
	Shares	(U.S $)
Common Stock – 96.91%
Aerospace & Defense – 1.12%
†Alliant Techsystems	30,900	$3,377,370
Goodrich	83,800	5,717,674
		9,095,044
Auto Components – 1.95%
Borg Warner	56,200	5,143,986
Johnson Controls	90,400	10,677,144
		15,821,130
Beverages – 0.65%
†Constellation Brands Class A	217,200	5,258,412
		5,258,412
Building Products – 0.45%
Masco	156,200	3,619,154
		3,619,154
Capital Markets – 1.96%
Bear Stearns	46,000	5,649,260
Northern Trust	77,500	5,135,925
Raymond James Financial	157,550	5,175,518
		15,960,703
Chemicals – 4.89%
Eastman Chemical	66,800	4,457,564
FMC	220,400	11,465,208
Monsanto	108,400	9,294,216
PPG Industries	63,500	4,797,425
RPM International	181,500	4,346,925
Sigma-Aldrich	110,000	5,361,400
		39,722,738
Commercial Banks – 4.61%
Associated Banc-Corp	124,500	3,688,935
Bank of Hawaii	171,300	9,053,205
Colonial BancGroup	399,100	8,628,542
Marshall & Ilsley	73,800	3,230,226
Regions Financial	130,000	3,832,400
TCF Financial	157,100	4,112,878
Zions Bancorp	72,100	4,951,107
		37,497,293
Commercial Services & Supplies – 3.01%
Brink's	117,000	6,537,960
Donnelley (R.R.) & Sons	136,100	4,975,816
Manpower	83,400	5,366,790
Pitney Bowes	37,200	1,689,624
Republic Services	180,450	5,902,520
		24,472,710
Communications Equipment – 0.37%
†Polycom	111,300	2,989,518
		2,989,518
Computers & Peripherals – 0.75%
†Apple	39,600	6,080,184
		6,080,184
Containers & Packaging – 2.06%
Ball	134,600	7,234,750
†Pactiv	231,700	6,640,522
Sonoco Products	94,900	2,864,082
		16,739,354
Diversified Consumer Services – 0.96%
Service International	603,300	7,782,570
		7,782,570
Diversified Financial Services – 0.46%
CIT Group	93,200	3,746,640
		3,746,640
Diversified Telecommunications Services – 0.59%
CenturyTel	103,100	4,765,282
		4,765,282
Electric Utilities – 2.17%
Edison International	163,100	9,043,895
PPL	186,000	8,611,800
		17,655,695
Electrical Equipment – 1.04%
Rockwell Automation	121,300	8,431,563
		8,431,563
Electronic Equipment & Instruments – 2.40%
†Agilent Technologies	134,400	4,956,672
†Avnet	132,200	5,269,492
CDW	76,600	6,679,520
Tektronix	92,400	2,563,176
		19,468,860
Energy Equipment & Services – 1.54%
ENSCO International	123,100	6,905,910
Rowan	153,600	5,618,688
		12,524,598
Food & Staples Retailing – 0.73%
CVS Caremark	150,200	5,952,426
		5,952,426
Food Products – 3.40%
Archer-Daniels-Midland	201,300	6,659,004
Bunge	57,900	6,221,355
Del Monte Foods	422,300	4,434,150
Hershey	60,000	2,784,600
†Smithfield Foods	143,900	4,532,850
Tyson Foods Class A	168,900	3,014,865
		27,646,824
Gas Utilities – 1.46%
Equitable Resources	129,100	6,696,417
Questar	98,000	5,147,940
		11,844,357
Health Care Equipment & Supplies – 0.69%
Becton Dickinson	68,700	5,636,835
		5,636,835
Health Care Providers & Services – 4.99%
Aetna	125,200	6,794,604
CIGNA	112,800	6,011,112
†Community Health Systems	137,000	4,307,280
†Health Net	101,100	5,464,455
McKesson	128,400	7,548,636
Omnicare	116,600	3,862,958
Universal Health Services Class B	119,900	6,524,958
		40,514,003
Hotels, Restaurants & Leisure – 1.86%
Harrah's Entertainment	60,125	5,226,666
Marriott International Class A	154,800	6,729,156
Starwood Hotels & Resorts Worldwide	52,000	3,159,000
		15,114,822
Household Durables – 1.27%
Centex	63,200	1,679,224
D.R. Horton	165,533	2,120,478
Fortune Brands	80,200	6,535,498
		10,335,200
Household Products – 0.93%
†Energizer Holdings	68,000	7,537,800
		7,537,800
Independant Power Producers & Traders – 1.01%
Energy Future Holdings	120,000	8,216,400
		8,216,400
Industrial Conglomerates – 1.16%
Textron	151,400	9,418,594
		9,418,594
Insurance – 9.30%
Ambac Financial Group	67,600	4,252,716
American Financial Group	224,650	6,400,279
Berkley (W.R.)	297,450	8,813,443
Loews	186,000	8,993,099
Manulife Financial	173,526	7,159,683
MBIA	69,000	4,212,450
Nationwide Financial Services Class A	59,600	3,207,672
Old Republic International	200,850	3,763,929
Protective Life	127,600	5,415,344
Reinsurance Group of America	111,800	6,346,886
Stancorp Financial Group	141,500	7,005,665
Torchmark	76,000	4,736,320
Travelers	103,500	5,210,190
		75,517,676
IT Services – 1.10%
Acxiom	233,600	4,622,944
†Computer Sciences	77,200	4,315,480
		8,938,424
Leisure Equipment & Products – 1.34%
Brunswick	178,400	4,078,224
Eastman Kodak	126,000	3,371,760
Hasbro	123,000	3,429,240
		10,879,224
Life Sciences Tools & Services – 0.70%
†Thermo Fisher Scientific	98,500	5,685,420
		5,685,420
Machinery – 5.75%
Cummins	71,600	9,156,924
Eaton	43,600	4,318,144
Harsco	163,800	9,708,425
Ingersoll-Rand Class A	63,800	3,475,186
PACCAR	81,000	6,905,250
Parker Hannifin	60,500	6,765,715
Timken	172,700	6,415,805
		46,745,449
Media – 1.50%
Belo Class A	239,500	4,157,720
†Mediacom Communications Class A	270,800	1,909,140
Meredith	106,900	6,125,370
		12,192,230
Metals & Mining – 1.16%
Nucor	158,000	9,396,260
		9,396,260
Multiline Retail – 2.30%
†Dollar Tree Stores	212,700	8,622,858
Macy's	230,000	7,433,600
†Saks	153,900	2,639,385
		18,695,843
Multi-Utilities & Unregulated Power – 3.88%
Energy East	232,600	6,291,830
PG&E	133,100	6,362,180
Public Service Enterprise Group	99,100	8,719,809
Sempra Energy	107,000	6,218,840
Wisconsin Energy	88,000	3,962,640
		31,555,299
Oil, Gas & Consumable Fuels – 4.35%
Chesapeake Energy	136,500	4,812,990
El Paso	331,300	5,622,161
Marathon Oil	185,600	10,582,912
†Newfield Exploration	173,500	8,355,760
Williams Companies	175,000	5,960,500
		35,334,323
Pharmaceuticals – 1.05%
Mylan Laboratories	205,300	3,276,588
†Watson Pharmaceuticals	161,800	5,242,320
		8,518,908
Real Estate Invesment Trusts – 4.19%
Apartment Investment & Management Class A	57,300	2,585,949
Boston Properties	60,600	6,296,340
Brandywine Realty Trust	283,600	7,177,916
Highwoods Properties	213,600	7,832,712
Kimco Realty	117,600	5,316,696
Simon Property Group	48,300	4,830,000
		34,039,613
Real Estate Management & Development – 0.39%
St. Joe	94,700	3,182,867
		3,182,867
Road & Rail – 1.81%
Canadian National Railway	104,100	5,933,700
CSX	134,600	5,751,458
†YRC Worldwide	110,900	3,029,788
		14,714,946
Semiconductors & Semiconductor Equipment – 0.52%
National Semiconductor	154,800	4,198,176
		4,198,176
Software – 3.83%
†Adobe Systems	94,600	4,130,236
†BEA Systems	351,000	4,868,370
†Citrix Systems	85,400	3,443,328
†Compuware	815,900	6,543,518
†Sybase	233,900	5,410,107
†Synopsys	249,200	6,748,336
		31,143,895
Specialty Retail – 3.19%
†AutoNation	108,321	1,919,448
PETsMART	173,000	5,518,700
Ross Stores	243,400	6,240,776
Sherwin-Williams	92,000	6,045,320
Tiffany & Co	118,700	6,213,945
		25,938,189
Textiles, Apparel & Luxury Goods – 0.96%
Jones Apparel Group	107,000	2,260,910
VF	68,800	5,555,600
		7,816,510
Tobacco – 1.11%
Reynolds American	142,000	9,029,780
		9,029,780
Total Common Stock (cost $457,436,225)		787,371,741

	Principal
	Amount
	(U.S $)
≠Discounted Commercial Paper – 3.04%
≥µChesham Finance 5.27% 10/12/07	$5,000,000	4,991,949
Deutsche Bank Financial 5.00% 10/1/07	9,700,000	9,700,000
≥Natixis 5.16% 10/1/07	10,000,000	10,000,000
Total Discounted Commercial Paper (cost $24,691,949)		24,691,949
Total Value of Securities – 99.95%
(cost $482,128,174)		812,063,690
Receivables and Other Assets Net of Liabilities (See Notes) – 0.05%		376,249
Net Assets Applicable to 18,377,323 Shares Outstanding – 100.00%		$812,439,939
† Non-income producing security for the period ended September 30, 2007.
≠The rate shown is the effective yield as of the time of purchase.
≥Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2007, the aggregate amount of these securities equaled $14,991,949, which represented 1.85% of the Fund’s net assets. See Note 3 in "Notes.”
µAsset-Backed Commercial Paper.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) –  LVIP Delaware Special Opportunities Fund (the “Fund”).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates –The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$482,130,908
Aggregate unrealized appreciation	344,719,997
Aggregate unrealized depreciation	(14,787,215)
Net unrealized appreciation	$329,932,782

3. Credit Risk
The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, which exempts from registration transactions by an issuer not involving any pubic offering. Section 4(2) securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Delaware Social Awareness Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 96.64%
Air Freight & Logistics – 0.91%
FedEx	104,400	$10,935,900
		10,935,900
Airlines – 0.33%
Southwest Airlines	264,300	3,911,640
		3,911,640
Auto Components – 0.83%
Magna International Class A	69,800	6,722,438
WABCO Holdings	69,433	3,246,008
		9,968,446
Biotechnology – 3.23%
†Amgen	216,900	12,270,033
†Genentech	129,900	10,134,798
†Gilead Sciences	300,300	12,273,261
†Vertex Pharmaceuticals	102,100	3,921,661
		38,599,753
Building Products – 0.62%
American Standard	208,300	7,419,646
		7,419,646
Capital Markets – 3.11%
Bank of New York Mellon	304,500	13,440,630
Bear Stearns	145,400	17,856,574
†Blackstone Group	232,700	5,836,116
		37,133,320
Chemicals – 3.37%
Airgas	284,400	14,683,572
Ecolab	314,800	14,858,560
Lubrizol	164,500	10,702,370
		40,244,502
Commercial Banks – 3.29%
PNC Financial Services Group	104,500	7,116,450
U.S. Bancorp	394,600	12,836,338
Wachovia	385,700	19,342,855
		39,295,643
Commercial Services & Supplies – 1.09%
Manpower	46,500	2,992,275
Republic Services	212,900	6,963,959
Robert Half International	103,400	3,087,524
		13,043,758
Communications Equipment – 5.35%
†Cisco Systems	850,900	28,173,299
Corning	533,900	13,160,635
Motorola	552,700	10,241,531
QUALCOMM	293,900	12,420,214
		63,995,679
Computers & Peripherals – 3.64%
†EMC	762,200	15,853,760
Hewlett-Packard	554,700	27,618,513
		43,472,273
Construction & Engineering – 1.53%
Fluor	127,200	18,314,256
		18,314,256
Consumer Finance – 1.12%
Capital One Financial	200,900	13,345,787
		13,345,787
Containers & Packaging – 1.34%
†Pactiv	233,400	6,689,244
Temple-Inland	176,700	9,299,721
		15,988,965
Diversified Financial Services – 3.75%
Bank of America	739,200	37,159,584
CIT Group	190,300	7,650,060
		44,809,644
Diversified Telecommunications Services – 2.19%
Embarq	180,600	10,041,360
†Qwest Communications International	662,300	6,066,668
Telefonos de Mexico ADR	306,200	10,064,794
		26,172,822
Electrical Equipment – 3.28%
Emerson Electric	519,600	27,653,112
†Thomas & Betts	196,800	11,540,352
		39,193,464
Energy Equipment & Services – 4.47%
†Grant Prideco	219,700	11,978,044
†National Oilwell Varco	122,000	17,629,000
Patterson-UTI Energy	181,500	4,096,455
Tidewater	104,400	6,560,496
†Transocean	117,000	13,226,850
		53,490,845
Food & Staples Retailing – 2.41%
CVS Caremark	378,700	15,007,881
Walgreen	293,300	13,855,492
		28,863,373
Food Products – 3.36%
General Mills	182,500	10,586,825
Heinz (H.J.)	272,100	12,571,020
Kellogg	148,700	8,327,200
Wrigley, (WM) Jr.	109,000	7,001,070
Wrigley, (Wm) Jr. Class B	26,900	1,711,109
		40,197,224
Health Care Equipment & Supplies – 3.84%
Bard (C.R.)	95,600	8,430,964
Baxter International	143,200	8,059,296
†Cytyc	172,200	8,205,330
†Gen-Probe	116,800	7,776,544
Medtronic	237,600	13,403,016
		45,875,150
Health Care Providers & Services – 3.14%
†Express Scripts	236,000	13,173,520
UnitedHealth Group	268,800	13,017,984
†WellPoint	144,700	11,419,724
		37,611,228
Hotels, Restaurants & Leisure – 1.89%
Burger King Holdings	301,300	7,680,137
McDonald's	274,700	14,962,909
		22,643,046
Household Durables – 1.02%
†Jarden	247,000	7,642,180
Sony ADR	94,600	4,546,476
		12,188,656
Household Products – 1.91%
Clorox	215,100	13,118,949
†Energizer Holdings	87,900	9,743,715
		22,862,664
Insurance – 5.84%
AFLAC	165,500	9,440,120
Allstate	176,300	10,082,597
American International Group	306,700	20,748,255
Berkley (W.R.)	229,200	6,791,196
Everest Re Group	61,300	6,757,712
Prudential Financial	164,300	16,032,394
		69,852,274
Internet Software & Services – 1.90%
†Digital River	85,500	3,826,125
†Google Class A	33,300	18,890,091
		22,716,216
IT Services – 0.39%
†VeriFone Holdings	104,100	4,614,753
		4,614,753
Life Sciences Tools & Services – 0.59%
PerkinElmer	240,200	7,016,242
		7,016,242
Media – 2.92%
†Comcast Class A	264,300	6,390,774
†Comcast Special Class A	409,700	9,816,412
Omnicom Group	87,600	4,212,684
Time Warner	791,200	14,526,432
		34,946,302
Metals & Mining – 0.47%
Worthington Industries	237,500	5,595,500
		5,595,500
Multiline Retail – 1.61%
†Kohl's	127,500	7,309,575
Nordstrom	255,500	11,980,395
		19,289,970
Multi-Utilities & Unregulated Power – 1.13%
NSTAR	209,300	7,285,733
Puget Energy	256,100	6,266,767
		13,552,500
Oil, Gas & Consumable Fuels – 1.82%
EOG Resources	301,000	21,771,330
		21,771,330
Pharmaceuticals – 4.46%
Allergan	217,200	14,002,884
†Barr Pharmaceuticals	96,000	5,463,360
†Forest Laboratories	297,000	11,075,130
Shire ADR	308,900	22,852,422
		53,393,796
Real Estate Investment Trusts – 1.36%
Developers Diversified Realty	91,400	5,106,518
Host Hotels & Resorts	233,000	5,228,520
ProLogis	90,100	5,978,135
		16,313,173
Semiconductors & Semiconductor Equipment – 3.13%
Applied Materials	379,400	7,853,580
Intel	666,900	17,246,034
Texas Instruments	336,000	12,294,240
		37,393,854
Software – 3.60%
†BEA Systems	284,300	3,943,241
Microsoft	1,070,300	31,531,038
†Oracle	348,100	7,536,365
		43,010,644

Specialty Retail – 2.46%
Abercrombie & Fitch Class A	138,700	11,193,090
Best Buy	256,100	11,785,722
†Urban Outfitters	295,900	6,450,620
		29,429,432
Textiles, Apparel & Luxury Goods – 1.00%
†Coach	251,900	11,907,313
		11,907,313
Thrift & Mortgage Finance – 2.94%
Fannie Mae	148,900	9,054,609
Freddie Mac	157,900	9,317,679
PMI Group	191,600	6,265,320
Washington Mutual	299,400	10,571,814
		35,209,422
Total Common Stock (cost $766,506,692)		1,155,590,405
	Principal
	Amount (U.S.$)
≠Discount Notes – 2.39%
Federal Home Loan Bank
3.997% 10/1/07	$23,520,000	23,520,000
4.718% 10/5/07	5,000,000	4,997,387
Total Discount Notes (cost $28,517,387)		28,517,387
Total Value of Securities – 99.03%
(cost $795,024,079)		1,184,107,792
Receivables and Other Assets Net of Liabilities (See Notes) – 0.97%		11,622,282
Net Assets Applicable to 30,546,879 Shares Outstanding – 100.00%		$1,195,730,074

†Non-income producing security for the period ended September 30, 2007.
≠The rate shown is the effective yield as of the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Delaware Social Awareness Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$798,413,957
Aggregate unrealized appreciation	407,322,070
Aggregate unrealized depreciation	(21,628,235)
Net unrealized appreciation	$385,693,835

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $11,226,606 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,767,110 expires in 2010 and $9,459,496 expires in 2011.

3. Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

Schedule of Investments (Unaudited)

LVIP Money Market Fund

September 30, 2007

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Certificates of Deposit – 15.24%
Barclays Bank 5.70% 12/6/07	$20,000,000	$20,000,000
DEPFA Bank 5.45% 11/9/07	15,000,000	15,000,000
First Tennessee Bank
5.32% 10/1/07	10,000,000	10,000,000
5.32% 10/22/07	10,000,000	10,000,000
5.57% 11/27/07	15,000,000	15,000,000
Harris 5.34% 12/3/07	15,000,000	15,000,000
Lloyds TSB Bank 5.70% 10/5/07	20,000,000	20,000,000
UBS 5.59% 1/10/08	15,000,000	15,000,206
Wilmington Trust 5.29% 1/8/08	15,000,000	15,000,000
Total Certificates of Deposit (cost $135,000,206)		135,000,206

≠Discounted Commercial Paper – 78.61%
Colleges and Universities – 1.40%
Massachusetts College of Pharmacy 5.367% 10/4/07	12,422,000	12,416,462
		12,416,462
Financial Services – 31.10%
≥µAquinas Funding 5.361% 12/19/07	10,781,000	10,657,504
≥Cargill Asia Pacific Treasury 5.102% 10/1/07	21,550,000	21,550,001
CBA Delaware Finance 5.126% 12/28/07	20,000,000	19,752,622
≥µChesham Finance
5.33% 10/3/07	15,000,000	14,995,617
5.342% 10/12/07	10,000,000	9,983,897
≥Cullinan Finance
5.308% 11/26/07	15,000,000	14,879,833
5.333% 10/29/07	10,000,000	9,959,089
≥Danske
5.073% 10/30/07	10,000,000	9,959,319
5.288% 10/12/07	10,000,000	9,984,233
5.446% 12/20/07	5,000,000	4,940,333
5.685% 11/5/07	15,000,000	14,917,896
Merrill Lynch 5.329% 10/22/07	15,000,000	14,953,887
≥Natixis
5.184% 10/1/07	15,000,000	15,000,000
5.313% 11/9/07	15,000,000	14,914,850
5.541% 12/4/07	10,000,000	9,902,756
≥Nestle Capital 5.35% 1/23/08	20,000,000	19,668,767
Nordea North America
5.302% 2/19/08	13,000,000	12,737,270
5.465% 11/16/07	17,000,000	16,882,917
Societe Generale North America
5.154% 12/3/07	15,000,000	14,865,994
5.322% 11/7/07	15,000,000	14,919,062
		275,425,847
Industrial – 12.71%
≥AstraZeneca
5.023% 1/23/08	15,000,000	14,765,350
5.346% 12/12/07	10,750,000	10,637,555
≥BASF
5.326% 12/28/07	17,650,000	17,425,649
5.482% 1/10/08	15,000,000	14,773,592
≥BMW Capital 5.10% 10/1/07	40,000,000	40,000,000
≥Cargill 5.474% 11/15/07	15,000,000	14,898,750
		112,500,896
Mortgage Bankers & Brokers – 30.62%
Bank of America
5.29% 1/18/08	10,000,000	10,000,000
5.343% 11/20/07	3,300,000	3,275,892
5.376% 2/8/08	10,000,000	9,810,056
BNP Paribas Finance
4.995% 10/25/07	10,000,000	9,966,833
5.412% 1/11/08	15,000,000	14,774,113
5.511% 11/13/07	10,000,000	9,934,783
Credit Suisse 5.311% 11/7/07	15,000,000	14,919,217
Deutsche Bank Financial 5.00% 10/1/07	41,050,000	41,049,999
≥DnB NOR Bank 5.34% 11/5/07	15,000,000	14,923,146
HBOS Treasury Services
5.317% 10/18/07	10,000,000	9,975,232
5.322% 10/12/07	20,000,000	19,967,916
ING Funding
5.022% 10/29/07	10,000,000	9,961,111
5.311% 11/7/07	15,000,000	14,919,217
5.614% 11/5/07	15,000,000	14,918,917
Morgan Stanley
5.094% 5/5/08	10,000,000	9,702,228
5.527% 3/20/08	10,000,000	9,744,925
5.616% 11/29/07	12,000,000	11,891,440
≥Westpac Securities
5.311% 10/15/07	10,000,000	9,979,894
5.321% 10/11/07	6,685,000	6,675,251
5.328% 10/22/07	10,000,000	9,969,317
5.331% 11/30/07	10,000,000	9,913,500
5.485% 12/19/07	5,000,000	4,940,640
		271,213,627
State Agency Bonds – 2.78%
Sunshine State Governmental Financing Commission 5.319% 10/4/07	9,780,000	9,775,705
≥Swedish Housing Finance 5.333% 12/4/07	15,000,000	14,861,600
		24,637,305
Total Discounted Commercial Paper (cost $696,194,137)		696,194,137
•Floating Rate Notes – 5.70%
American Express Bank 5.864% 9/18/08	15,000,000	15,000,000
≥American International Group 5.21% 6/23/08	6,500,000	6,500,464
≥Australian & New Zealand Banking Group 5.639% 10/03/08	10,000,000	10,000,000
Bank of America 4.815% 5/16/08	5,000,000	5,000,000
≥Goldman Sachs Group 5.356% 10/24/08	14,000,000	14,000,000
Total Floating Rate Notes (cost $50,500,464)		50,500,464
Total Value of Securities – 99.55%
(cost $881,694,807) ©		881,694,807
Receivables and Other Assets Net of Liabilities (See Notes) – 0.45%		3,979,764
Net Assets Applicable to 88,567,906 Shares Outstanding – 100.00%		$885,674,571

≠The rate shown is the effective yield at the time of purchase.
≥Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2007, the aggregate amount of these securities equaled $395,578,803, which represented 44.66% of the Fund’s net assets. See Note 2 in "Notes."
µAsset-Backed Commercial Paper.
•Variable rate security. The rate shown is the rate as of September 30, 2007.
©Also the cost for federal income tax purposes.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Money Market Fund (the “Fund”).

Security Valuation - Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the life of the respective securities The Fund declares and pays dividends daily from net investment income and declares and pays distributions from net realized gain on investments, if any, annually.

2. Credit Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 85% of net assets at September 30, 2007. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2) securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Wilshire Conservative Profile Fund

September 30, 2007

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 96.73%
Equity Funds – 28.88%
*Delaware VIP Trust –
† Delaware VIP U.S. Growth Series	1,550,292	$13,875,114
Delaware VIP Value Series	476,849	10,938,912
*Lincoln Variable Insurance Products Trust –
MFS Value Fund	411,569	11,173,288
T. Rowe Price Growth Stock Fund	607,428	11,445,763
		47,433,077
Fixed Income Funds – 59.51%
**Delaware Group Government Funds –
Inflation Protected Bond Fund	1,375,342	13,327,069
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	6,001,729	60,257,359
Delaware VIP High Yield Series	1,313,845	7,922,482
*Lincoln Variable Insurance Products Trust –
Delaware Bond Fund	1,251,774	16,217,987
		97,724,897
International Funds – 8.34%
*Lincoln Variable Insurance Products Trust –
Marsico International Growth Fund	397,048	7,130,190
Mondrian International Value Fund	265,617	6,564,732
		13,694,922
Total Affiliated Investment Companies (cost $148,755,491)		158,852,896

Unaffiliated Investment Company – 3.09%
Equity Funds – 3.09%
**Fidelity Variable Insurance Products –
Mid Cap Portfolio	136,772	5,076,990
Total Unaffiliated Investment Company (cost $4,759,635)		5,076,990

Short-Term Investment – 0.20%
Money Market Instrument – 0.20%
Dreyfus Cash Management Fund	319,913	319,913
Total Short-Term Investment (cost $319,913)		319,913

Total Value of Securities – 100.02%
(cost $153,835,039)		164,249,799
Liabilities Net of Receivables and Other Assets (See Notes) – (0.02%)		(24,947)
Net Assets Applicable to 13,526,802 Shares Outstanding – 100.00%		$164,224,852

*Standard Class Shares
**Institutional Class Shares
†Non-income producing security for the period ended September 30, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Wilshire Conservative Profile Fund (the “Fund”).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the “Underlying Funds”). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$154,408,118
Aggregate unrealized appreciation	9,841,681
Aggregate unrealized depreciation	0
Net unrealized appreciation	$ 9,841,681

Schedule of Investments (Unaudited)

LVIP Wilshire Moderate Profile Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 95.82%
Equity Funds – 36.64%
*Delaware VIP Trust –
†Delaware VIP U.S. Growth Series	5,651,492	$50,580,856
Delaware VIP Value Series	1,971,506	45,226,354
*Lincoln Variable Insurance Products Trust –
Janus Capital Appreciation Fund	1,534,809	36,123,261
MFS Value Fund	1,729,713	46,958,256
Mid-Cap Value Fund	1,595,270	26,045,965
T. Rowe Price Growth Stock Fund	2,552,570	48,098,083
		253,032,775
Fixed Income Funds – 39.32%
**Delaware Group Government Funds - Inflation Protected Bond Fund	2,861,846	27,731,285
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	18,286,277	183,594,220
Delaware VIP High Yield Series	4,374,647	26,379,121
*Lincoln Variable Insurance Products Trust - Delaware Bond Fund	2,612,006	33,841,153
		271,545,779
International Funds – 19.86%
*Delaware VIP Trust - Delaware VIP Emerging Markets Series	1,448,282	38,698,104
*Lincoln Variable Insurance Products Trust –
†Cohen & Steers Global Real Estate Fund	1,394,793	12,839,070
Marsico International Growth Fund	2,484,013	44,607,899
Mondrian International Value Fund	1,659,264	41,008,714
		137,153,787
Total Affiliated Investment Companies (cost $606,296,519)		661,732,341
Unaffiliated Investment Company – 4.12%
Equity Funds – 4.12%
**Fidelity Variable Insurance Products Trust - Mid Cap Portfolio	767,517	28,490,214
Total Unaffiliated Investment Company (cost $26,690,747)		28,490,214
Short-Term Investment – 0.04%
Money Market Instrument – 0.04%
Dreyfus Cash Management Fund	256,109	256,109
Total Short-Term Investment (cost $256,109)		256,109
Total Value of Securities – 99.98%
(cost $633,243,375)		690,478,664
Receivables and Other Assets Net of Liabilities (See Notes) – 0.02%		156,303
Net Assets Applicable to 52,765,900 Shares Outstanding – 100.00%		$690,634,967

†Non-income producing security for the period ended September 30, 2007.
*Standard Class shares
**Institutional Class shares
______________________________________________________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Wilshire Moderate Profile Fund (the “Fund”).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the “Underlying Funds”). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the  classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other– Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$634,617,439
Aggregate unrealized appreciation	57,117,043
Aggregate unrealized depreciation	(1,255,818)
Net unrealized appreciation	$ 55,861,225

Schedule of Investments (Unaudited)

LVIP Wilshire Moderately Aggressive Profile Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 96.83%
Equity Funds – 49.17%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	303,934	$9,358,122
†Delaware VIP U.S. Growth Series	5,475,356	49,004,436
Delaware VIP Value Series	2,123,641	48,716,334
*Lincoln Variable Insurance Products Trust -
Baron Growth Opportunities Fund	326,382	10,380,572
Janus Capital Appreciation Fund	1,157,934	27,253,139
MFS Value Fund	2,051,850	55,703,629
Mid-Cap Value Fund	903,655	14,753,972
T. Rowe Price Growth Stock Fund	2,199,406	41,443,410
		256,613,614
Fixed Income Funds – 19.56%
*Delaware VIP Trust –
Delaware VIP Diversified Income Series	4,599,695	46,180,943
Delaware VIP High Yield Series	1,650,906	9,954,963
*Lincoln Variable Insurance Products Trust -
Delaware Bond Fund	3,548,029	45,968,261
		102,104,167
International Funds – 28.10%
*Delaware VIP Trust –
Delaware VIP Emerging Markets Series	1,307,934	34,947,997
*Lincoln Variable Insurance Products Trust –
†Cohen & Steers Global Real Estate Fund	1,053,520	9,697,651
Marsico International Growth Fund	2,808,517	50,435,351
Mondrian International Value Fund	2,085,448	51,541,854
		146,622,853
Total Affiliated Investment Companies (cost $454,624,972)		505,340,634
Unaffiliated Investment Company – 3.08%
Equity Funds – 3.08%
**Fidelity Variable Insurance Products - Mid Cap Portfolio	433,723	16,099,785
Total Unaffiliated Investment Company (cost $15,096,961)		16,099,785

Short-Term Investment– 0.12%
Money Market Instrument – 0.12%
Dreyfus Cash Management Fund	628,461	628,461
Total Short-Term Investment (cost $628,461)		628,461
Total Value of Securities – 100.03%
(cost $470,350,394)		522,068,880
Liabilities Net of Receivables and Other Assets (See Notes) – (0.03%)		(163,257)
Net Assets Applicable to 38,264,256 Shares Outstanding – 100.00%		$521,905,623

†Non-income producing security for the period ended September 30, 2007.
*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Wilshire Moderately Aggressive Profile Fund (the “Fund”).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the “Underlying Funds”). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$471,406,056
Aggregate unrealized appreciation	51,234,615
Aggregate unrealized depreciation	(571,791)
Net unrealized appreciation	$ 50,662,824

Schedule of Investments (Unaudited)

LVIP Wilshire Aggressive Profile Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 95.90%
Equity Funds – 60.47%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	81,867	$2,520,689
†Delaware VIP U.S. Growth Series	1,964,619	17,583,343
Delaware VIP Value Series	800,331	18,359,605
*Lincoln Variable Insurance Products Trust –
Baron Growth Opportunities Fund	88,053	2,800,539
Janus Capital Appreciation Fund	311,820	7,339,004
MFS Value Fund	602,941	16,368,655
Mid-Cap Value Fund	324,427	5,296,914
T. Rowe Price Growth Stock Fund	815,277	15,362,269
		85,631,018
International Funds – 35.43%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	587,024	15,685,286
*Lincoln Variable Insurance Products Trust –
†Cohen & Steers Global Real Estate Fund	283,777	2,612,171
Marsico International Growth Fund	924,050	16,594,089
Mondrian International Value Fund	617,964	15,272,987
		50,164,533
Total Affiliated Investment Companies (cost $118,806,339)		135,795,551
Unaffiliated Investment Company – 4.09%
Equity Funds – 4.09%
**Fidelity Variable Insurance Products Trust – Mid Cap Portfolio	155,929	5,788,100
Total Unaffiliated Investment Company (cost $5,426,188)		5,788,100

Short-Term Investment – 0.09%
Money Market Instrument – 0.09%
Dreyfus Cash Management Fund	121,650	121,650
Total Short-Term Investment (cost $121,650)		121,650
Total Value of Securities – 100.08%
(cost $124,354,177)		141,705,301
Liabilities Net of Receivables and Other Assets (See Notes) – (0.08%)		(111,652)
Net Assets Applicable to 9,721,405 Shares Outstanding – 100.00%		$141,593,649

*Standard Class shares
**Institutional Class shares
†Non-income producing security for the period ended September 30, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Wilshire Aggressive Profile Fund (the “Fund”).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the “Underlying Funds”). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$124,975,979
Aggregate unrealized appreciation	16,876,084
Aggregate unrealized depreciation	(146,762)
Net unrealized appreciation	$ 16,729,322

Schedule of Investments (Unaudited)

LVIP Wilshire 2010 Profile Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 98.50%
Equity Funds – 29.05%
*Delaware VIP Trust –
†Delaware VIP U.S. Growth Series	17,002	$ 152,166
Delaware VIP Value Series	4,178	95,850
*Lincoln Variable Insurance Products Trust –
Baron Growth Opportunities Fund	1,558	49,563
Delaware Special Opportunities Fund	1,084	47,913
MFS Value Fund	8,127	220,630
T. Rowe Price Growth Stock Fund	7,895	148,761
		714,883
Fixed Income Funds – 50.76%
**Delaware Group Government Funds – Inflation Protected Bond Fund	83,609	810,170
*Delaware VIP Trust – Delaware VIP Diversified Income Series	43,732	439,068
		1,249,238
International Funds – 18.69%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	2,934	78,386
*Lincoln Variable Insurance Products Trust –
†Cohen & Steers Global Real Estate Fund	2,693	24,791
Marsico International Growth Fund	8,831	158,580
Mondrian International Value Fund	8,022	198,260
		460,017
Total Affiliated Investment Companies (cost $2,348,283)		2,424,138
Unaffiliated Investment Company – 2.05%
Equity Fund – 2.05%
**Fidelity Variable Insurance Products – Mid Cap Portfolio	1,356	50,338
Total Unaffiliated Investment Company (cost $47,694)		50,338

Short-Term Investment – 0.01%
Money Market Instrument – 0.01%
Dreyfus Cash Management Fund	360	360
Total Short-Term Investment (cost $360)		360
Total Value of Securities – 100.56%
(cost $2,396,337)		2,474,836
Liabilities Net of Receivables and Other Assets (See Notes) – (0.56%)		(13,823)
Net Assets Applicable to 234,467 Shares Outstanding – 100.00%		$2,461,013

†Non-income producing security for the period ended September 30, 2007.
*Standard Class shares
**Institutional Class shares
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Wilshire 2010 Profile Fund (the “Fund”).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the “Underlying Funds”). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,401,593
Aggregate unrealized appreciation	75,113
Aggregate unrealized depreciation	(1,870)
Net unrealized appreciation	$ 73,243

Schedule of Investments (Unaudited)

LVIP Wilshire 2020 Profile Fund

September 30, 2007

	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 97.12%
Equity Funds – 33.78%
*Delaware VIP Trust –
†Delaware VIP U.S. Growth Series	50,971	$ 456,187
Delaware VIP Value Series	13,380	306,933
*Lincoln Variable Insurance Products Trust –
Baron Growth Opportunities Fund	3,996	127,080
Delaware Special Opportunities Fund	4,164	184,093
MFS Value Fund	23,126	627,820
T. Rowe Price Growth Stock Fund	23,620	445,067
		2,147,180
Fixed Income Funds – 40.59%
**Delaware Group Government Funds – Inflation Protected Bond Fund	149,840	1,451,952
*Delaware VIP Trust – Delaware VIP Diversified Income Series	112,358	1,128,076
		2,580,028
International Funds – 22.75%
*Delaware VIP Trust –
Delaware VIP Emerging Markets Series	7,565	202,134
*Lincoln Variable Insurance Products Trust –
†Cohen & Steers Global Real Estate Fund	13,832	127,324
Marsico International Growth Fund	30,318	544,456
Mondrian International Value Fund	23,149	572,134
		1,446,048
Total Affiliated Investment Companies (cost $5,969,862)		6,173,256
Unaffiliated Investment Company – 3.05%
Equity Fund – 3.05%
**Fidelity Variable Insurance Products – Mid Cap Portfolio	5,225	193,962
Total Unaffiliated Investment Company (cost $183,667)		193,962

Short-Term Investment – 1.15%
Money Market Instrument – 1.15%
Dreyfus Cash Management Fund	72,983	72,983
Total Short-Term Investment (cost $72,983)		72,983
Total Value of Securities – 101.32%
(cost $6,226,512)		6,440,201
Liabilities Net of Receivables and Other Assets – (See Notes) - (1.32%)		(83,865)
Net Assets Applicable to 609,311 Shares Outstanding – 100.00%		$6,356,336

†Non-income producing security for the period ended September 30, 2007.
*Standard Class shares
**Institutional Class shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Wilshire 2020 Profile Fund (the “Fund”).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the “Underlying Funds”). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$6,226,512
Aggregate unrealized appreciation	221,050
Aggregate unrealized depreciation	(7,361)
Net unrealized appreciation	$ 213,689

Schedule of Investments (Unaudited)

LVIP Wilshire 2030 Profile Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 96.23%
Equity Funds – 40.28%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	2,129	$65,539
†Delaware VIP U.S. Growth Series	35,416	316,972
Delaware VIP Value Series	8,747	200,651
*Lincoln Variable Insurance Products Trust –
Baron Growth Opportunities Fund	2,162	68,771
Delaware Special Opportunities Fund	1,511	66,813
MFS Value Fund	13,838	375,683
T. Rowe Price Growth Stock Fund	16,466	310,275
		1,404,704
Fixed Income Funds – 26.36%
**Delaware Group Government Funds – Inflation Protected Bond Fund	42,332	410,199
*Delaware VIP Trust – Delaware VIP Diversified Income Series	50,726	509,289
		919,488
International Funds – 29.59%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	6,790	181,422
*Lincoln Variable Insurance Products Trust –
†Cohen & Steers Global Real Estate Fund	7,515	69,175
Marsico International Growth Fund	20,495	368,040
Mondrian International Value Fund	13,953	344,837
Templeton Growth Fund	1,982	68,385
		1,031,859
Total Affiliated Investment Companies (Cost $3,231,073)		3,356,051
Unaffiliated Investment Company – 3.01%
Equity Fund – 3.01%
**Fidelity Variable Insurance Products – Mid Cap Portfolio	2,826	104,910
Total Unaffiliated Investment Company (Cost $99,565)		104,910
Short-Term Investment – 0.03%
Money Market Instrument – 0.03%
Dreyfus Cash Management Fund	1,160	1,160
Total Short-Term Investment (Cost $1,160)		1,160
Total Value of Securities – 99.27%
(Cost $3,331,798)		3,462,121
Receivables and Other Assets Net of Liabilities (See Notes) – 0.73%		25,403
Net Assets Applicable to 326,223 Shares Outstanding – 100.00%		$3,487,524

†Non-income producing security for the period ended September 30, 2007.
*Standard Class shares
**Institutional Class shares
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Wilshire 2030 Profile Fund (the “Fund”).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the “Underlying Funds”). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,336,037
Aggregate unrealized appreciation	130,012
Aggregate unrealized depreciation	(3,928)
Net unrealized appreciation	$ 126,084

Schedule of Investments (Unaudited)

LVIP Wilshire 2040 Profile Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Affiliated Investment Companies – 97.24%
Equity Funds – 50.02%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	1,757	$54,096
†Delaware VIP U.S. Growth Series	23,570	210,951
Delaware VIP Value Series	5,604	128,561
*Lincoln Variable Insurance Products Trust –
Baron Growth Opportunities Fund	1,181	37,552
Delaware Special Opportunities Fund	1,246	55,065
MFS Value Fund	8,261	224,264
T. Rowe Price Growth Stock Fund	12,005	226,203
		936,692
Fixed Income Funds – 7.89%
**Delaware Group Government Funds – Inflation Protected Bond Fund	7,629	73,921
*Delaware VIP Trust – Delaware VIP Diversified Income Series	7,340	73,694
		147,615
International Funds – 39.33%
*Delaware VIP Trust –
Delaware VIP Emerging Markets Series	3,722	99,453
*Lincoln Variable Insurance Products Trust –
†Cohen & Steers Global Real Estate Fund	4,098	37,719
Marsico International Growth Fund	13,437	241,308
Mondrian International Value Fund	11,458	283,191
Templeton Growth Fund	2,170	74,862
		736,533
Total Affiliated Investment Companies (cost $1,738,037)		1,820,840
Unaffiliated Investment Company – 4.08%
Equity Fund – 4.08%
**Fidelity Variable Insurance Products – Mid Cap Portfolio	2,059	76,435
Total Unaffiliated Investment Company (cost $72,172)		76,435

Short-Term Investment – 0.60%
Money Market Instrument – 0.60%
Dreyfus Cash Management Fund	11,183	11,183
Total Short-Term Investment (cost $11,183)		11,183

Total Value of Securities – 101.92%
(cost $1,821,392)		1,908,458
Liabilities Net of Receivables and Other Assets (See Notes) – (1.92%)		(35,898)
Net Assets Applicable to 175,295 Shares Outstanding – 100.00%		$1,872,560

†Non-income producing security for the period ended September 30, 2007.
*Standard Class shares
**Institutional Class shares

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Wilshire 2040 Profile Fund (the “Fund”).

Security Valuation – The Fund invests in other open-end investment companies (mutual funds) that are advised by Delaware Management Company, a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation, or non-affiliated funds from a select group of investment management firms (collectively, the “Underlying Funds”). The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,824,698
Aggregate unrealized appreciation	85,376
Aggregate unrealized depreciation	(1,616)
Net unrealized appreciation	$ 83,760

Schedule of Investments (Unaudited)

LVIP Cohen & Steers Global Real Estate Fund

September 30, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.62%Δ
Australia – 6.34%
CFS Retail Property Trust	717,340	$1,521,568
Commonwealth Property Office Fund	1,063,087	1,570,910
Goodman Group	200,920	1,232,167
GPT Group	598,831	2,710,459
Mirvac Group	241,262	1,166,954
Stockland	187,612	1,498,551
Tishman Speyer Office Fund	522,396	1,019,978
Westfield Group	106,223	2,045,722
		12,766,309
Austria – 0.47%
†CA Immobilien Anlagen	35,483	940,631
		940,631
Finland – 0.95%
Citycon	149,454	952,653
Sponda	69,258	962,928
		1,915,581
France – 5.76%
Fonciere Des Regions	9,014	1,320,873
Societe Immobiliere de Location pour I'Industrie et le Commerce	6,230	1,047,155
Unibail-Rodamco	35,843	9,225,226
		11,593,254
Germany – 0.41%
†Alstria Office	43,461	806,919
IVG Immobilien	816	30,545
		837,464
Hong Kong – 11.68%
Cheung Kong Holdings	31,875	525,657
Great Eagle Holdings	888,035	3,369,892
Henderson Land Development	247,649	1,963,964
Hongkong Land Holdings	1,210,000	5,469,199
Hysan Development	746,000	2,067,997
Kerry Properties	128,500	986,828
Shagri-La Asia	935,814	3,153,949
Sino Land	32,607	81,121
†Sino-Ocean Land Holdings	113,491	160,590
Sun Hung Kai Properties	219,379	3,696,835
Wharf Holdings	416,465	2,046,472
		23,522,504
Italy – 0.88%
Beni Stabili	1,407,306	1,763,993
		1,763,993
Japan – 13.79%
Aeon Mall	75,100	2,294,976
DA Office Investment	109	715,532
Heiwa Real Estate	140,500	971,243
Kenedix Realty Investment	188	1,309,420
Mitsubishi Estate	385,000	11,027,771
Mitsui Fudosan	336,000	9,331,707
Nomura Real Estate Office Fund	42	438,795
Tokyo Tatemono	132,000	1,683,615
		27,773,059
Netherlands – 0.68%
Coria	16,037	1,369,839
		1,369,839
Norway – 0.70%
†Norwegian Property	116,507	1,404,688
		1,404,688
Singapore – 0.67%
CapitaCommerical Trust	706,000	1,349,741
		1,349,741
Sweden – 0.98%
Castellum	158,679	1,976,116
		1,976,116
United Kingdom – 15.02%
British Land	211,920	5,085,867
Derwent London	167,960	5,752,496
Eurocastle Investment	23,410	810,197
Great Portland Estates	242,324	2,964,781
Hammerson	104,639	2,511,231
Helical Bar	97,187	907,703
Land Securities Group	280,097	9,644,676
Segro	250,918	2,561,692
		30,238,643
United States – 39.29%
AvalonBay Communities	28,870	3,408,392
BioMed Realty Trust	72,606	1,749,805
Boston Properties	51,708	5,372,461
BRE Properties	8,761	490,003
Brookfield Properties	208,107	5,181,864
Developers Diversified Realty	41,344	2,309,889
Equity Residential	139,285	5,900,113
Essex Property Trust	13,144	1,545,340
Federal Realty Investment Trust	44,536	3,945,890
Forest City Enterprises Class A	46,852	2,584,356
General Growth Properties	26,047	1,396,640
Host Hotels & Resorts	173,056	3,883,377
Kilroy Realty	29,594	1,794,284
Lasalle Hotel Properties	4,423	186,120
Liberty Property Trust	31,832	1,279,965
Macerich	68,373	5,988,107
Mack-Cali Realty	31,586	1,298,185
Maguire Properties	35,178	908,648
ProLogis	62,743	4,162,998
Public Storage	78,909	6,206,193
Regency Centers	12,931	992,454
Simon Property Group	29,204	2,920,400
SL Green Realty	44,105	5,150,141
Starwood Hotels & Resorts Worldwide	68,638	4,169,759
UDR	84,713	2,060,220
Vornado Realty Trust	38,566	4,217,192
		79,102,796
Total Common Stock (cost $194,055,676)		196,554,618

Short-Term Investment – 3.65%
Money Market Instrument – 3.65%
Dreyfus Cash Management Fund	7,353,565	7,353,565
Total Short-Term Investment (cost $7,353,565)		7,353,565
Total Value of Securities – 101.27%
(cost $201,409,241)		203,908,183
Liabilities Net of Receivables and Other Assets (See Notes) – (1.27%)		(2,562,931)
Net Assets Applicable to 21,877,768 Shares Outstanding – 100.00%		$201,345,252

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended September 30, 2007.

Summary of Abbreviations:
GBP – British Pound Sterling
USD – United States Dollar

The following foreign currency exchange contracts was outstanding at September 30, 2007:

Foreign Currency Exchange Contract1
			Unrealized
Contract to Receive	In Exchange For	Settlement Date	Appreciation
GBP 25,426	USD (51,565)	10/1/07	$455
			$455

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Cohen & Steers Global Real Estate Fund ( the “Fund”).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates –The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$201,409,241
Aggregate unrealized appreciation	7,998,121
Aggregate unrealized depreciation	(5,499,179)
Net unrealized appreciation	$ 2,498,942

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

Schedule of Investments (Unaudited)

LVIP Baron Growth Opportunities Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 92.61%
Air Freight & Logistics – 0.57%
UTi Worldwide	91,810	$2,109,794
		2,109,794
Auto Components – 0.75%
†LKQ	80,500	2,802,205
		2,802,205
Biotechnology – 0.23%
†Senomyx	70,000	857,500
		857,500
Capital Markets – 4.87%
Cohen & Steers	152,860	5,660,406
Eaton Vance	73,000	2,917,080
Evercore Partners Class A	1,100	28,919
GAMCO Investors	36,700	2,011,160
Jefferies Group	254,800	7,091,084
†Thomas Weisel Partners Group	31,600	458,516
		18,167,165
Chemicals – 0.43%
†Symyx Technologies	184,100	1,599,829
		1,599,829
Commercial Banks – 3.05%
Cathay General Bancorp	36,800	1,185,328
Center Financial	81,400	1,132,274
Central Pacific Financial	900	26,280
Frontier Financial	31,400	732,562
Glacier Bancorp	60,200	1,355,704
†SVB Financial Group	11,900	563,584
UCBH Holdings	183,700	3,211,076
†Virginia Commerce Bancorp	90,000	1,290,600
†Western Alliance Bancorp	79,100	1,864,387
		11,361,795
Commercial Services & Supplies – 3.32%
†ChoicePoint	145,000	5,498,400
†Copart	73,500	2,527,665
†CoStar Group	81,500	4,356,175
		12,382,240
Construction & Engineering – 0.94%
†AECOM Technology	100,000	3,493,000
		3,493,000
Construction Materials – 0.01%
Eagle Materials	1,000	35,740
		35,740
Diversified Consumer Services – 4.74%
DeVry	304,500	11,269,545
Strayer Education	38,000	6,407,940
		17,677,485
Diversified Financial Services – 0.95%
†FCStone Group	108,300	3,494,841
International Securities Exchange Holdings	1,000	66,470
		3,561,311
Electric Utilities – 0.98%
ITC Holdings	74,000	3,666,700
		3,666,700
Electronic Equipment & Instruments – 0.05%
†SunPower Class A	2,200	182,204
		182,204
Energy Equipment & Services – 7.46%
†Core Laboratories	35,000	4,458,650
†FMC Technologies	253,800	14,634,108
Helmerich & Payne	118,000	3,873,940
†SEACOR Holdings	50,800	4,831,080
		27,797,778
Food Products – 2.27%
†Peet's Coffee & Tea	122,600	3,421,766
†Ralcorp Holdings	90,000	5,023,800
		8,445,566
Gas Utilities – 1.14%
Southern Union	136,100	4,234,071
		4,234,071
Health Care Equipment & Supplies – 2.94%
†Edwards Lifesciences	153,000	7,544,430
†Gen-Probe	51,100	3,402,238
		10,946,668
Health Care Providers & Services – 10.04%
†AMERIGROUP	218,400	7,530,432
†Centene	112,500	2,419,875
†Community Health Systems	142,100	4,467,624
†Healthways	40,700	2,196,579
Manor Care	131,800	8,487,920
†NightHawk Radiology Holdings	66,000	1,617,660
†Odyssey HealthCare	120,000	1,153,200
†PSS World Medical	77,500	1,482,575
†VCA Antech	2,000	83,500
†WellCare Health Plans	75,800	7,991,594
		37,430,959
Health Care Technology – 0.19%
†Allscripts Healthcare Solutions	26,300	710,889
		710,889
Hotels, Restaurants & Leisure – 15.38%
Ameristar Casinos	184,600	5,187,260
Boyd Gaming	1,800	77,130
†California Pizza Kitchen	172,050	3,022,919
†Cheesecake Factory	163,500	3,837,345
Choice Hotels International	102,600	3,864,942
†Gaylord Entertainment	51,200	2,724,864
†Isle of Capri Casinos	143,200	2,785,240
†Panera Bread Class A	70,000	2,856,000
†Penn National Gaming	3,000	177,060
†Pinnacle Entertainment	102,900	2,801,967
†Scientific Games	2,860	107,536
Station Casinos	710	62,111
†Vail Resorts	150,000	9,343,499
†Wynn Resorts	130,000	20,482,799
		57,330,672
Household Durables – 0.11%
Brookfield Homes	18,200	337,610
MDC Holdings	1,400	57,316
		394,926
Household Products – 0.03%
Church & Dwight	2,600	122,304
		122,304
Insurance – 2.48%
†Arch Capital Group	80,000	5,952,800
National Financial Partners	62,390	3,305,422
		9,258,222
Internet & Catolog Retail – 2.90%
†Blue Nile	115,000	10,823,800
		10,823,800
Internet Software & Services – 2.40%
†Equinix	61,550	5,458,870
†HLTH	246,500	3,492,905
		8,951,775
IT Services – 1.50%
†CheckFree	67,600	3,146,104
†Gartner Group	100,000	2,446,000
		5,592,104
Life Sciences Tools & Services – 1.78%
†Charles River Laboratories International	86,500	4,856,975
†PRA International	60,000	1,764,000
		6,620,975
Machinery – 0.59%
American Railcar Industries	100,000	2,202,000
		2,202,000
Media – 0.02%
National CineMedia	3,000	67,200
		67,200
Oil, Gas & Consumable Fuels – 2.33%
†Encore Acquisition	204,100	6,459,765
†Whiting Petroleum	50,400	2,240,280
		8,700,045
Real Estate Investment Trusts – 0.97%
Acadia Realty Trust	31,300	849,169
†Alexander's	5,200	2,004,600
CBRE Realty Finance	118,625	699,888
Douglas Emmett	2,500	61,825
		3,615,482
Real Estate Management & Development – 2.19%
†CB Richard Ellis Group Class A	272,600	7,589,184
†HFF Class A	47,100	559,077
		8,148,261
Road & Rail – 2.15%
†Genesee & Wyoming Class A	190,000	5,479,600
Landstar System	60,000	2,518,200
		7,997,800
Software – 0.01%
FactSet Research Systems	500	34,275
		34,275
Specialty Retail – 8.36%
†CarMax	325,900	6,625,547
†Dick's Sporting Goods	122,300	8,212,445
†J. Crew Group	142,800	5,926,200
Penske Automotive Group	240,000	4,857,600
†Select Comfort	200,000	2,790,000
†Tractor Supply	60,000	2,765,400
		31,177,192
Textiles, Apparel & Luxury Goods – 3.59%
†Carter's	306,000	6,104,700
Polo Ralph Lauren	70,000	5,442,500
†Under Armour Class A	30,600	1,830,492
		13,377,692
Trading Company & Distributors – 0.21%
Aircastle	1,800	60,156
†Beacon Roofing Supply	70,000	715,400
		775,556
Transportation Infrastructure – 0.63%
Macquarie Infrastructure	60,900	2,350,131
		2,350,131
Wireless Telecommunication Services – 0.05%
†SBA Communications Class A	5,120	180,634
		180,634
Total Common Stock (cost $205,644,722)		345,183,945
	Principal
	Amount (U.S.$)
≠Discount Note – 7.46%
Federal Home Loan Bank 3.997% 10/1/07	$27,800,000	27,800,000
Total Discount Note (cost $27,800,000)		27,800,000
Total Value of Securities – 100.07%
(cost $233,444,722)		372,983,945
Liabilities Net of Receivables and Other Assets (See Notes) – (0.07%)		(251,021)
Net Assets Applicable to 11,729,181 Shares Outstanding – 100.00%		$372,732,924

†Non-income producing security for the period ended September 30, 2007.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Baron Growth Opportunities Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$233,987,869
Aggregate unrealized appreciation	148,852,688
Aggregate unrealized depreciation	(9,856,612)
Net unrealized appreciation	$138,996,076

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $12,854 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2013.

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

LVIP Mid-Cap Growth Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 92.60%
Aerospace & Defense – 2.08%
Precision Castparts	3,730	$551,965
		551,965
Air Freight & Logistics – 1.29%
Robinson (C.H.) Worldwide	6,340	344,199
		344,199
Auto Components – 0.69%
†Goodyear Tire & Rubber	6,020	183,068
		183,068
Beverages – 2.09%
†Hansen Natural	5,300	300,404
Pepsi Bottling Group	6,870	255,358
		555,762
Biotechnology – 1.30%
†Alexion Pharmaceuticals	3,960	257,994
†BioMarin Pharmaceuticals	3,470	86,403
		344,397
Capital Markets – 3.46%
†Affiliated Managers Group	1,460	186,165
Northern Trust	4,000	265,080
T. Rowe Price Group	8,420	468,910
		920,155
Chemicals – 1.67%
Air Products & Chemicals	3,220	314,788
†Mosaic	2,420	129,518
		444,306
Commercial Services & Supplies – 0.63%
†Corrections Corp. of America	2,470	64,640
†Stericycle	1,790	102,316
		166,956
Communications Equipment – 4.05%
†F5 Networks	11,190	416,156
†Foundry Networks	10,190	181,076
†Juniper Networks	13,080	478,859
		1,076,091
Construction & Engineering – 0.77%
†Shaw Group	3,510	203,931
		203,931
Containers & Packaging – 1.43%
†Owens-Illinois	9,160	379,682
		379,682
Diversified Consumer Services – 1.13%
†Apollo Group Class A	5,000	300,750
		300,750
Diversified Financial Services – 2.82%
†IntercontinentalExchange	3,030	460,256
Nymex Holdings	2,220	289,000
		749,256
Electrical Equipment – 3.09%
AMETEK	5,275	227,986
†First Solar	2,280	268,447
Roper Industries	4,950	324,225
		820,658
Energy Equipment & Services – 5.28%
†Cameron International	4,060	374,697
Diamond Offshore Drilling	2,630	297,953
†National Oilwell Varco	3,120	450,839
†Weatherford International	4,150	278,797
		1,402,286
Food Products – 1.58%
Wrigley, (Wm) Jr.	6,540	420,064
		420,064
Health Care Equipment & Supplies – 4.47%
DENTSPLY International	4,480	186,547
†Hologic	3,140	191,540
†Intuitive Surgical	1,380	317,400
†Kinetic Concepts	2,730	153,644
†St. Jude Medical	7,700	339,340
		1,188,471
Health Care Providers & Services – 2.76%
†Express Scripts	6,650	371,204
†Health Net	3,120	168,636
†Laboratory Corp. of America Holdings	610	47,720
†Schein (Henry)	2,410	146,624
		734,184
Hotels, Restaurants & Leisure – 2.75%
†WMS Industries	7,965	263,642
†Wynn Resorts	2,960	466,377
		730,019
Household Durables – 0.96%
Garmin	2,140	255,516
		255,516
Independent Power Producers & Energy Traders – 0.72%
†NRG Energy	4,510	190,728
		190,728
Industrial Conglomerates – 0.74%
†McDermott International	3,660	197,933
		197,933
Insurance – 0.50%
Aon	2,980	133,534
		133,534
Internet & Catalog Retail – 2.34%
†Expedia	7,890	251,533
†priceline.com	1,630	144,663
†VistaPrint	6,030	225,341
		621,537
Internet Software & Services – 2.57%
†Sina	3,970	189,965
†VeriSign	14,650	494,291
		684,256
IT Services – 4.48%
Mastercard Class A	1,940	287,062
†Omniture	6,100	184,952
Paychex	8,070	330,870
†VeriFone Holdings	8,760	388,331
		1,191,215
Machinery – 3.74%
†AGCO	3,690	187,341
Cummins	1,160	148,352
Harsco	4,780	283,311
Oshkosh Truck	2,710	167,939
SPX	2,240	207,334
		994,277
Media – 1.10%
†Central European Media Enterprises	820	75,202
†Focus Media Holding ADR	3,750	217,575
		292,777
Metals & Mining – 0.50%
Steel Dynamics	2,870	134,029
		134,029
Oil, Gas & Consumable Fuels – 4.71%
†Quicksilver Resources	5,320	250,306
Range Resources	8,960	364,313
†Southwestern Energy	7,550	315,968
Williams Companies	9,450	321,867
		1,252,454

Pharmaceuticals – 2.69%
Allergan	5,860	377,794
Shire ADR	4,570	338,089
		715,883
Semiconductors & Semiconductor Equipment – 9.77%
Altera	9,610	231,409
†Atheros Communications	4,190	125,574
†Broadcom Class A	13,040	475,178
†Cavium Networks	6,390	207,675
Intersil Class A	8,870	296,524
KLA-Tencor	5,630	314,041
†NVIDIA	12,600	456,624
†ON Semiconductor	9,750	122,460
†Varian Semiconductor Equipment Associates	6,847	366,451
		2,595,936
Software – 4.27%
†Activision	11,830	255,410
†Citrix Systems	7,420	299,174
†Electronic Arts	6,190	346,578
†salesforce.com	4,550	233,506
		1,134,668
Specialty Retail – 3.89%
†GameStop Class A	7,010	395,013
Guess	7,060	346,152
†J. Crew Group	3,660	151,890
†Zumiez	3,180	141,097
		1,034,152
Textiles, Apparel & Luxury Goods – 2.61%
†Coach	8,690	410,776
†Crocs	2,010	135,173
†Under Armour Class A	2,450	146,559
		692,508
Wireless Telecommunication Services – 3.67%
†Crown Castle International	6,580	267,345
†NII Holdings	8,620	708,133
		975,478
Total Common Stock (cost $20,605,186)		24,613,081

Short-Term Investment – 7.95%
Money Market Instrument – 7.95%
Dreyfus Cash Management Fund	2,113,906	2,113,906
Total Short-Term Investment (cost $2,113,906)		2,113,906
Total Value of Securities – 100.55%
(cost $22,719,092)		26,726,987
Liabilities Net of Receivables and Other Assets (See Notes) – (0.55%)		(145,515)
Net Assets Applicable to 1,903,843 Shares Outstanding – 100.0%		$26,581,472

†Non-income producing security for the period ended September 30, 2007.

ADR – American Depositary Receipts
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Mid-Cap Growth Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$22,727,576
Aggregate unrealized appreciation	4,110,413
Aggregate unrealized depreciation	(111,002)
Net unrealized appreciation	$ 3,999,411

3. Market Risk
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Growth Stock Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock– 96.35%
Aerospace & Defense – 1.00%
General Dynamics	25,000	$2,111,750
		2,111,750
Air Freight & Logistics – 0.46%
Expeditors International Washington	20,500	969,650
		969,650
Airlines – 0.88%
*Southwest Airlines	125,300	1,854,440
		1,854,440
Beverages – 1.34%
InBev	12,431	1,126,703
PepsiCo	23,120	1,693,771
		2,820,474
Biotechnology – 2.88%
†Celgene	15,800	1,126,698
*†Genentech	32,600	2,543,452
*†Gilead Sciences	58,800	2,403,156
		6,073,306
Capital Markets – 7.58%
*Franklin Resources	17,000	2,167,500
*Goldman Sachs Group	9,750	2,113,215
Morgan Stanley	27,000	1,701,000
Northern Trust	18,300	1,212,741
Schwab (Charles)	67,200	1,451,520
*State Street	49,700	3,387,552
UBS	73,155	3,933,943
		15,967,471
Chemicals – 0.59%
*Monsanto	14,400	1,234,656
		1,234,656
Commercial Banks – 1.87%
Anglo Irish Bank	75,208	1,422,090
Erste Bank der Oesterreichischen Sparkassen	32,970	2,512,964
		3,935,054
Communications Equipment – 4.22%
†Cisco Systems	109,400	3,622,234
*Corning	83,700	2,063,205
†Juniper Networks	37,000	1,354,570
QUALCOMM	43,500	1,838,310
		8,878,319
Computers & Peripherals – 1.73%
†Apple	10,200	1,566,108
*†Dell	30,410	839,316
*†EMC	59,600	1,239,680
		3,645,104
Construction & Engineering – 0.75%
†Foster Wheeler	12,100	1,588,488
		1,588,488
Consumer Finance – 1.41%
American Express	50,000	2,968,500
		2,968,500
Diversified Financial Services – 1.59%
Citigroup	46,650	2,177,156
CME Group	1,000	587,350
Moody's	11,400	574,560
		3,339,066
Diversified Telecommunications Services – 0.43%
†Leap Wireless International	11,200	911,344
		911,344
Electrical Equipment – 0.85%
Schneider Electric	14,089	1,780,055
		1,780,055
Electronic Equipment & Instruments – 0.65%
Hon Hai Precision GDR	92,280	1,378,663
		1,378,663
Energy Equipment & Services – 3.85%
*Baker Hughes	30,730	2,777,070
*Schlumberger	50,700	5,323,500
		8,100,570
Food & Staples Retailing – 3.76%
Costco Wholesale	8,700	533,919
*CVS Caremark	112,517	4,459,048
*Sysco	16,720	595,065
Walgreen	23,170	1,094,551
Whole Foods Market	25,200	1,233,792
		7,916,375
Health Care Equipment & Supplies – 4.61%
Alcon	7,300	1,050,616
Becton, Dickinson	15,700	1,288,185
†Covidien	23,425	972,138
*Medtronic	53,500	3,017,935
†St. Jude Medical	22,000	969,540
Stryker	17,100	1,175,796
†Zimmer Holdings	15,200	1,231,048
		9,705,258
Health Care Providers & Services – 5.04%
Aetna	53,500	2,903,445
†Humana	14,900	1,041,212
†Laboratory Corp. of America Holdings	15,900	1,243,857
McKesson	2,400	141,096
*†Medco Health Solutions	16,500	1,491,435
†WellPoint	48,060	3,792,895
		10,613,940
Hotels, Restaurants & Leisure – 2.24%
International Game Technology	31,700	1,366,270
*†Las Vegas Sands	7,400	987,308
Marriott International Class A	40,600	1,764,882
†MGM MIRAGE	6,700	599,248
		4,717,708
Household Durables – 0.88%
Harman International Industries	9,900	856,548
†Tomtom	12,935	1,005,454
		1,862,002
Household Products – 1.50%
Procter & Gamble	35,707	2,511,631
Reckitt Benckiser	10,942	643,172
		3,154,803
Independent Power Producers & Energy Traders – 0.68%
†AES	71,000	1,422,840
		1,422,840
Industrial Conglomerates – 4.27%
*General Electric	217,110	8,988,354
		8,988,354
Insurance – 2.60%
American International Group	50,400	3,409,560
Prudential Financial	21,100	2,058,938
		5,468,498
Internet & Catalog Retail – 1.54%
†Amazon.com	23,400	2,179,710
†Expedia	33,223	1,059,149
		3,238,859
Internet Software & Services – 3.12%
*†eBay	30,100	1,174,502
*†Google Class A	7,600	4,311,252
†VeriSign	32,100	1,083,054
		6,568,808

IT Services – 3.40%
Accenture Class A	75,850	3,052,963
Automatic Data Processing	51,100	2,347,023
*Infosys Technologies ADR	36,500	1,766,235
		7,166,221
Machinery – 2.44%
*Danaher	46,420	3,839,398
Deere & Co.	5,200	771,784
Joy Global	10,500	534,030
		5,145,212
Media – 2.73%
Grupo Televisa ADR	31,300	756,521
McGraw-Hill Companies	33,800	1,720,758
Naspers	44,200	1,225,536
Omnicom Group	20,400	981,036
Shaw Communications Class B	42,000	1,063,124
		5,746,975
Metals & Mining – 1.88%
BHP Billiton	70,159	2,773,955
Freeport-McMoRan Copper & Gold Class B	11,200	1,174,768
		3,948,723
Multiline Retail – 2.27%
†Kohl's	45,100	2,585,583
*Target	34,460	2,190,622
		4,776,205
Oil, Gas & Consumable Fuels – 3.13%
EOG Resources	17,200	1,244,076
Exxon Mobil	18,000	1,666,080
Murphy Oil	12,100	845,669
Total	34,986	2,844,730
		6,600,555
Pharmaceuticals – 2.47%
Allergan	30,300	1,953,441
Roche Holding	10,115	1,834,272
*Schering-Plough	44,600	1,410,698
		5,198,411
Semiconductors & Semiconductor Equipment – 3.57%
Analog Devices	40,370	1,459,779
ASML Holding	34,200	1,123,812
*Intel	39,500	1,021,470
†Marvell Technology Group	101,900	1,668,103
*Maxim Integrated Products	42,450	1,245,908
Xilinx	38,600	1,009,004
		7,528,076
Software – 4.19%
†Amdocs System	47,900	1,781,401
†Autodesk	22,400	1,119,328
*†Electronic Arts	21,900	1,226,181
†Intuit	25,600	775,680
*Microsoft	133,265	3,925,987
		8,828,577
Specialty Retail – 1.71%
†Bed Bath & Beyond	27,100	924,652
*Lowe's Companies	54,600	1,529,892
*PETsMART	36,000	1,148,400
		3,602,944
Textiles, Apparel & Luxury Goods – 0.82%
*†Coach	36,400	1,720,628
		1,720,628
Trading Company & Distributors – 0.27%
Fastenal	12,400	563,084
		563,084
Wireless Telecommunication Services – 5.15%
*America Movil ADR	54,700	3,500,800
†American Tower Class A	48,100	2,094,274
*†Crown Castle International	58,000	2,356,540
*†MetroPCS Communications	19,100	521,048
Rogers Communications Class B	52,200	2,376,666
		10,849,328
Total Common Stock (cost $177,281,771)		202,889,294

Short-Term Investment – 3.55%
Money Market Instrument – 3.55%
Dreyfus Cash Management Fund	7,479,629	7,479,629
Total Short-Term Investment (cost $7,479,629)		7,479,629

Total Value of Securities Before Securities Lending Collateral – 99.90%
(cost $184,761,400)		210,368,923

Securities Lending Collateral** – 31.29%
Repurchase Agreement – 9.17%
Deutche Bank 4.83%, due 10/1/07,
(dated 9/28/07, repurchase price $19,313,836,
collateralized by 5.625% Fannie Mae Medium-Term
Notes, due 6/29/12, market value $19,190,919)	19,306,065	19,306,065

Short-Term Investment – 22.12%
Citibank Investors Principal Preservation Trust I, 5.00%	46,587,390	46,587,390
Total Securities Lending Collateral (cost $65,893,455)		65,893,455

Total Value of Securities – 131.19%
(cost $250,654,855)		276,262,378©
Obligation to Return Securities Lending Collateral**– (31.29%)		(65,893,455)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.10%		215,513
Net Assets Applicable to 11,176,230 Shares Outstanding – 100.00%		$210,584,436

†Non-income producing security for the period ended September 30, 2007.
*Fully or partially on loan.
**See Note 4 in “Notes.”
©Includes $64,006,130 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts

____________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP T. Rowe Price Growth Stock Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$250,750,800
Aggregate unrealized appreciation	27,573,418
Aggregate unrealized depreciation	(2,061,840)
Net unrealized appreciation	$ 25,511,578

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $59,960,473 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $19,168,493 expires in 2009, $38,367,688 expires in 2010 and $2,424,292 expires in 2011.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at September 30, 2007.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc., repurchase agreements collateralized by such securities or Money Market Fund and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

Repurchase agreements involve certain risks not associated with direct investment in securities, including the risk that the original seller will default on its obligations to repurchase, as a result of bankruptcy or otherwise. If the seller defaults or becomes insolvent, a Fund could realize delays, costs or a loss in asserting its rights to the collateral in satisfaction of the seller’s repurchase agreement.

At September 30, 2007, the value of securities on loan was $64,006,130, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LVIP Capital Growth Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock– 97.52%
Aerospace & Defense – 5.15%
*Boeing	40,690	$ 4,272,043
General Dynamics	57,150	4,827,461
		9,099,504
Beverages – 0.92%
PepsiCo	22,110	1,619,779
		1,619,779
Biotechnology – 1.05%
*†Gilead Sciences	23,190	947,775
†Vertex Pharmaceuticals	23,650	908,397
		1,856,172
Capital Markets – 2.86%
*Franklin Resources	21,180	2,700,450
*Goldman Sachs Group	10,820	2,345,127
		5,045,577
Chemicals – 3.51%
Agrium	44,800	2,436,224
*Monsanto	26,750	2,293,545
Potash Corp. of Saskatchewan	13,940	1,473,458
		6,203,227
Commercial Banks – 0.72%
Banco Itau Holding Financeira ADR	25,170	1,274,105
		1,274,105
Commercial Services & Supplies – 2.17%
Equifax	36,160	1,378,419
Manpower	36,160	2,326,896
Waste Management	3,470	130,958
		3,836,273
Communications Equipment – 5.77%
†Cisco Systems	208,190	6,893,171
Nokia ADR	39,210	1,487,235
QUALCOMM	42,890	1,812,531
		10,192,937
Computers & Peripherals – 5.30%
*†Apple	21,820	3,350,243
*Hewlett-Packard	46,370	2,308,762
International Business Machines	24,430	2,877,854
*†Network Appliance	30,790	828,559
		9,365,418
Construction & Engineering – 2.78%
*Fluor	20,630	2,970,307
†Foster Wheeler	14,720	1,932,442
		4,902,749
Diversified Consumer Services – 1.51%
†Apollo Group Class A	44,160	2,656,224
		2,656,224
Diversified Financial Services – 2.76%
CME Group	740	434,639
*Invesco ADR	87,880	2,399,124
†MF Global	70,570	2,046,530
		4,880,293
Diversified Telecommunications Services – 1.00%
*AT&T	41,540	1,757,557
		1,757,557
Electrical Equipment – 3.32%
ABB ADR	112,190	2,942,744
Gamesa Corp. Technologica ADR	41,800	1,707,735
†Suntech Power Holdings ADR	30,530	1,218,147
		5,868,626
Energy Equipment & Services – 2.35%
Diamond Offshore Drilling	5,630	637,823
*†Transocean	31,010	3,505,680
		4,143,503
Food Products – 0.94%
Nestle	3,680	1,653,329
		1,653,329

Health Care Equipment & Supplies – 2.02%
*Medtronic	34,095	1,923,299
†St. Jude Medical	37,380	1,647,337
		3,570,636
Household Products – 0.66%
Procter & Gamble	16,570	1,165,534
		1,165,534
Industrial Conglomerates – 1.83%
Siemens ADR	23,590	3,237,728
		3,237,728
Internet Software & Services – 2.92%
*†Google Class A	9,090	5,156,484
		5,156,484
IT Services – 3.49%
Accenture Class A	68,440	2,754,710
Automatic Data Processing	43,970	2,019,542
*Western Union	66,300	1,390,311
		6,164,563
Machinery – 3.59%
*Danaher	40,310	3,334,040
Deere & Co.	7,240	1,074,561
*Parker Hannifin	17,260	1,930,186
		6,338,787
Media – 2.78%
*†Comcast Class A	90,550	2,189,499
*†Focus Media Holding ADR	47,010	2,727,520
		4,917,019
Metals & Mining – 3.97%
Companhia Vale do Rio Doce ADR	79,020	2,681,148
*Freeport-McMoRan Copper & Gold Class B	24,800	2,601,272
Vedanta Resources	41,370	1,719,058
		7,001,478
Multiline Retail – 1.31%
†Kohl's	40,210	2,305,239
		2,305,239
Oil, Gas & Consumable Fuels – 4.24%
Cameco	58,280	2,694,867
ConocoPhillips	30,930	2,714,726
EOG Resources	28,750	2,079,488
		7,489,081
Pharmaceuticals – 7.80%
Abbott Laboratories	43,720	2,344,266
†Elan ADR	62,480	1,314,579
Merck	48,870	2,526,090
*Schering-Plough	167,590	5,300,873
*Teva Pharmaceutical Industries ADR	51,620	2,295,541
		13,781,349
Semiconductors & Semiconductor Equipment – 3.85%
*Altera	104,330	2,512,266
*Intel	82,390	2,130,605
*Linear Technology	61,440	2,149,786
		6,792,657
Software – 10.33%
†Adobe Systems	29,240	1,276,618
†Autodesk	34,220	1,709,973
*†Cadence Design Systems	91,640	2,033,492
*†Electronic Arts	46,450	2,600,736
†McAfee	49,540	1,727,460
†Oracle	291,210	6,304,696
*†Symantec	133,530	2,587,811
		18,240,786
Specialty Retail – 1.61%
American Eagle Outfitters	46,690	1,228,414
Staples	74,750	1,606,377
		2,834,791
Textiles, Apparel & Luxury Goods – 2.35%
*†Coach	27,190	1,285,271
NIKE Class B	48,920	2,869,648
		4,154,919
Wireless Telecommunication Services – 2.66%
*America Movil ADR	19,650	1,257,600
*†MetroPCS Communications	32,217	878,880
*†NII Holdings	31,260	2,568,009
		4,704,489
Total Common Stock (cost $142,116,824)		172,210,813

Short-Term Investment – 1.61%
Money Market Instrument – 1.61%
Dreyfus Cash Management Fund	2,842,859	2,842,859
Total Short-Term Investment (cost $2,842,859)		2,842,859
Total Value of Securities Before Securities Lending Collateral – 99.13%
(cost $144,959,683)		175,053,672

Securities Lending Collateral** – 33.56%
Repurchase Agreement – 15.26%
Deutche Bank 4.83% due 10/1/07,
(dated 9/28/07, repurchase price $26,961,705,
collateralized by 5.625% Fannie Mae Medium-Term
Notes, due 6/29/12, market value $26,790,116)	26,950,857	26,950,857

Short-Term Investment – 18.30%
Citibank Investors Principal Preservation Trust I, 5.00%	32,316,213	32,316,213
Total Securities Lending Collateral (cost $59,267,070)		59,267,070

Total Value of Securities – 132.69%
(cost $204,226,753)		234,320,742©
Obligation to Return Securities Lending Collateral**– (33.56%)		(59,267,070)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.87%		1,537,515
Net Assets Applicable to 6,504,820 Shares Outstanding – 100.00%		$176,591,187

†Non-income producing security for the period ended September 30, 2007.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $57,395,394 of securities loaned.

ADR – American Depositary Receipts
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Capital Growth Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$204,496,179
Aggregate unrealized appreciation	31,771,596
Aggregate unrealized depreciation	(1,947,033)
Net unrealized appreciation	$ 29,824,563

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $27,360,383 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $7,563,607 expires in 2010 and $19,796,776 expires in 2011.

3. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc., repurchase agreements collateralized by such securities or Money Market Fund and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

Repurchase agreements involve certain risks not associated with direct investment in securities, including the risk that the original seller will default on its obligations to repurchase, as a result of bankruptcy or otherwise. If the seller defaults or becomes insolvent, a Fund could realize delays, costs or a loss in asserting its rights to the collateral in satisfaction of the seller’s repurchase agreement.

At September 30, 2007, the value of securities on loan was $57,395,394, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LVIP S&P 500 Index Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 97.52%
Aerospace & Defense – 2.81%
Boeing	31,180	$3,273,588
General Dynamics	16,149	1,364,106
Goodrich	5,194	354,387
Honeywell International	29,784	1,771,254
L-3 Communications Holdings	5,129	523,876
Lockheed Martin	13,820	1,499,332
Northrop Grumman	13,682	1,067,196
Precision Castparts	5,490	812,410
Raytheon	17,411	1,111,170
Rockwell Collins	6,791	496,015
United Technologies	39,459	3,175,660
		15,448,994
Air Freight & Logistics – 0.87%
FedEx	12,291	1,287,482
Robinson (C.H.) Worldwide	7,125	386,816
*United Parcel Service Class B	41,767	3,136,702
		4,811,000
Airlines – 0.08%
*Southwest Airlines	29,462	436,038
		436,038
Auto Components – 0.21%
†Goodyear Tire & Rubber	7,691	233,883
*Johnson Controls	7,884	931,211
		1,165,094
Automobiles – 0.37%
*†Ford Motor	83,635	710,060
*General Motors	22,537	827,108
Harley-Davidson	10,243	473,329
		2,010,497
Beverages – 2.18%
Anheuser-Busch Companies	29,833	1,491,352
Brown-Forman Class B	3,667	274,695
*Coca-Cola	79,153	4,548,923
Coca-Cola Enterprises	11,934	289,041
*†Constellation Brands	8,443	204,405
Molson Coors Brewing Class B	2,830	282,066
Pepsi Bottling Group	5,284	196,406
PepsiCo	64,279	4,709,080
		11,995,968
Biotechnology – 1.17%
*†Amgen	43,241	2,446,144
†Biogen Idec	11,468	760,672
†Celgene	15,237	1,086,550
†Genzyme	10,505	650,890
*†Gilead Sciences	36,870	1,506,877
		6,451,133
Building Products – 0.11%
American Standard Companies	7,705	274,452
*Masco	14,227	329,640
		604,092
Capital Markets – 3.30%
*American Capital Strategies	7,891	337,182
Ameriprise Financial	9,551	602,764
¤Bank of New York Mellon	45,280	1,998,659
*Bear Stearns	4,722	579,909
†E Trade Financial	15,458	201,881
Federated Investors Class B	3,490	138,553
Franklin Resources	6,464	824,160
*Goldman Sachs Group	16,139	3,497,967
Janus Capital Group	6,511	184,131
Legg Mason	5,457	459,971
*Lehman Brothers Holdings	21,129	1,304,293
*Merrill Lynch	34,295	2,444,548
Morgan Stanley	41,879	2,638,377
Northern Trust	7,796	516,641
Schwab (Charles)	35,882	775,051
*State Street	15,508	1,057,025
T. Rowe Price Group	10,762	599,336
		18,160,448
Chemicals – 1.68%
Air Products & Chemicals	8,605	841,225
Ashland	2,504	150,766
*Dow Chemical	37,810	1,628,099
duPont (E.I.) deNemours	36,634	1,815,581
Eastman Chemical	3,600	240,228
Ecolab	7,239	341,681
Hercules	3,635	76,408
International Flavors & Fragrances	3,880	205,097
Monsanto	21,707	1,861,157
PPG Industries	6,202	468,561
Praxair	12,734	1,066,600
Rohm & Haas	4,988	277,682
Sigma-Aldrich	4,860	236,876
		9,209,961
Commercial Banks – 3.42%
*BB&T	21,978	887,691
Comerica	6,361	326,192
Commerce Bancorp	8,094	313,885
Fifth Third Bancorp	21,337	722,898
*First Horizon National	4,787	127,621
Huntington Bancshares	15,546	263,971
KeyCorp	15,844	512,237
M&T Bank	3,121	322,867
Marshall & Ilsley	9,905	433,542
National City	25,229	632,996
PNC Financial Services Group	13,617	927,318
Regions Financial	28,033	826,413
*SunTrust Banks	13,897	1,051,586
Synovus Financial	12,307	345,211
*U.S. Bancorp	68,697	2,234,713
Wachovia	75,709	3,796,806
*Wells Fargo	132,968	4,736,321
Zions Bancorp	4,521	310,457
		18,772,725
Commercial Services & Supplies – 0.49%
†Allied Waste Industries	9,630	122,783
Avery Dennison	4,539	258,814
Cintas	5,826	216,145
Donnelley (R.R.) & Sons	9,315	340,556
Equifax	5,659	215,721
†Monster Worldwide	5,118	174,319
Pitney Bowes	8,268	375,532
Robert Half International	7,074	211,230
Waste Management	20,674	780,236
		2,695,336
Communications Equipment – 2.84%
†Avaya	19,189	325,445
†Ciena	3,569	135,908
*†Cisco Systems	242,282	8,021,956
Corning	62,606	1,543,238
*†JDS Uniphase	8,302	124,198
*†Juniper Networks	20,477	749,663
Motorola	92,114	1,706,872
QUALCOMM	66,614	2,815,108
†Tellabs	17,332	165,001
		15,587,389
Computers & Peripherals – 4.23%
†Apple	34,595	5,311,716
*†Dell	90,386	2,494,654
*†EMC	83,465	1,736,072
*Hewlett-Packard	102,557	5,106,313
*International Business Machines	54,116	6,374,864
†Lexmark International Class A	4,205	174,634
†NCR	6,323	314,885
*†Network Appliance	14,003	376,821
†QLogic	5,082	68,353
†SanDisk	8,604	474,080
†Sun Microsystems	140,883	790,354
		23,222,746
Construction & Engineering – 0.09%
Fluor	3,594	517,464
		517,464
Construction Materials – 0.06%
Vulcan Materials	3,970	353,926
		353,926
Consumer Finance – 0.93%
American Express	47,064	2,794,190
Capital One Financial	16,628	1,104,598
Discover Financial Services	18,590	386,672
SLM	16,434	816,277
		5,101,737
Containers & Packaging – 0.16%
Ball	4,386	235,748
Bemis	3,634	105,786
†Pactiv	4,434	127,078
Sealed Air	7,103	181,553
Temple-Inland	4,544	239,150
		889,315
Distributors – 0.06%
Genuine Parts	7,044	352,200
		352,200
Diversified Consumer Services – 0.12%
†Apollo Group Class A	5,889	354,223
Block (H&R)	13,728	290,759
		644,982
Diversified Financial Services – 4.91%
*Bank of America	176,506	8,872,957
CIT Group	7,224	290,405
Citigroup	197,873	9,234,733
CME Group	2,115	1,242,245
†IntercontinentalExchange	2,851	433,067
JPMorgan Chase	134,609	6,167,784

Leucadia National	6,107	294,480
Moody's	8,708	438,883
		26,974,554
Diversified Telecommunications Services – 3.09%
*AT&T	242,596	10,264,237
CenturyTel	4,826	223,058
Citizens Communications	12,978	185,845
Embarq	6,307	350,669
*†Qwest Communications International	63,657	583,098
*Verizon Communications	115,465	5,112,790
Windstream	20,164	284,716
		17,004,413
Electric Utilities – 1.61%
†Allegheny Energy	6,876	359,340
American Electric Power	15,900	732,672
Edison International	12,977	719,575
Entergy	7,793	843,904
Exelon	26,827	2,021,682
FirstEnergy	12,140	768,948
FPL Group	16,198	986,134
Pinnacle West Capital	3,653	144,330
PPL	15,259	706,492
Progress Energy	10,542	493,893
*Southern	30,114	1,092,535
		8,869,505
Electrical Equipment – 0.45%
Cooper Industries Class A	7,598	388,182
Emerson Electric	31,522	1,677,601
Rockwell Automation	5,946	413,306
		2,479,089
Electronic Equipment & Instruments – 0.34%
*†Agilent Technologies	15,693	578,758
Jabil Circuit	8,931	203,984
Molex	5,545	149,327
†Solectron	37,286	145,415
Tektronix	2,540	70,460
†Tyco Electronics	19,807	701,762
		1,849,706
Energy Equipment & Services – 2.35%
*Baker Hughes	12,722	1,149,687
BJ Services	12,131	322,078
ENSCO International	5,599	314,104
*Halliburton	35,432	1,360,589
†Nabors Industries	10,584	325,670
†National Oilwell Varco	7,091	1,024,650
Noble	10,917	535,479
Rowan Companies	4,410	161,318
*Schlumberger	47,421	4,979,204
Smith International	7,567	540,284
*†Transocean	11,514	1,301,658
†Weatherford International	13,419	901,488
		12,916,209
Food & Staples Retailing – 2.24%
Costco Wholesale	17,436	1,070,047
CVS Caremark	58,926	2,335,237
Kroger	28,177	803,608
*Safeway	17,496	579,293
Supervalu	8,737	340,830
*Sysco	24,291	864,517
*Walgreen	39,543	1,868,011

Wal-Mart Stores	95,489	4,168,095
Whole Foods Market	5,901	288,913
		12,318,551
Food Products – 1.39%
Archer-Daniels-Midland	25,629	847,807
Campbell Soup	9,260	342,620
ConAgra Foods	18,836	492,185
†Dean Foods	4,212	107,743
General Mills	13,150	762,832
Heinz (H.J.)	12,716	587,479
Hershey	6,171	286,396
*Kellogg	10,571	591,976
Kraft Foods Class A	62,741	2,165,192
McCormick & Co.	5,623	202,259
Sara Lee	27,760	463,314
Tyson Foods Class A	11,882	212,094
Wrigley, (Wm) Jr.	8,824	566,766
		7,628,663
Gas Utilities – 0.08%
NICOR	1,919	82,325
Questar	7,149	375,537
		457,862
Health Care Equipment & Supplies – 1.70%
Bard (C.R.)	3,990	351,878
Bausch & Lomb	1,973	126,272
*Baxter International	25,662	1,444,257
Becton, Dickinson	9,693	795,311
†Boston Scientific	53,135	741,233
†Covidien	19,800	821,700
†Hospira	6,665	276,264
*Medtronic	45,126	2,545,558
†St. Jude Medical	13,583	598,603
Stryker	9,283	638,299
†Varian Medical Systems	5,464	228,887
†Zimmer Holdings	9,406	761,792
		9,330,054
Health Care Providers & Services – 2.13%
Aetna	20,360	1,104,937
AmerisourceBergen	6,910	313,230
Cardinal Health	14,515	907,623
CIGNA	11,270	600,578
†Coventry Health Care	6,448	401,130
†Express Scripts	10,015	559,037
†Humana	6,916	483,290
†Laboratory Corp. of America Holdings	4,417	345,542
Manor Care	3,177	204,599
McKesson	11,792	693,252
*†Medco Health Solutions	10,781	974,495
†Patterson Companies	5,476	211,428
*Quest Diagnostics	6,466	373,541
†Tenet Healthcare	19,968	67,092
UnitedHealth Group	52,716	2,553,036
†WellPoint	24,029	1,896,369
		11,689,179
Health Care Technology – 0.05%
IMS Health	8,319	254,894
		254,894
Hotels, Restaurants & Leisure – 1.55%
Carnival	17,377	841,568
Darden Restaurants	6,038	252,751
Harrah's Entertainment	7,459	648,411
Hilton Hotels	15,550	722,920
International Game Technology	13,628	587,367
Marriott International Class A	12,734	553,547
McDonald's	47,420	2,582,967
†Starbucks	29,682	777,668
Starwood Hotels & Resorts Worldwide	8,544	519,048
Wendy's International	2,761	96,387
Wyndham Worldwide	6,469	211,924
Yum Brands	20,712	700,687
		8,495,245
Household Durables – 0.45%
Black & Decker	2,577	214,664
Centex	4,400	116,908
D.R. Horton	10,859	139,104
Fortune Brands	5,772	470,360
Harman International Industries	2,806	242,775
KB HOME	3,260	81,696
Leggett & Platt	6,781	129,924
Lennar Class A	5,607	126,999
Newell Rubbermaid	10,694	308,201
Pulte Homes	8,463	115,181
Snap-On	1,833	90,807
Stanley Works	3,309	185,734
Whirlpool	2,843	253,311
		2,475,664
Household Products – 2.13%
Clorox	5,331	325,138
*Colgate-Palmolive	20,297	1,447,582
Kimberly-Clark	16,943	1,190,415
*Procter & Gamble	124,135	8,731,656
		11,694,791
Independant Power Producers & Energy Traders – 0.48%
†AES	27,170	544,487
Constellation Energy Group	7,191	616,916
†Dynegy	21,560	199,214
TXU	18,357	1,256,904
		2,617,521
Industrial Conglomerates – 3.83%
3M	28,482	2,665,346
*General Electric	407,542	16,872,238
Textron	9,949	618,927
*Tyco International	19,796	877,755
		21,034,266
Insurance – 4.40%
ACE	13,104	793,709
AFLAC	19,447	1,109,257
Allstate	23,286	1,331,726
Ambac Financial Group	3,824	240,568
*American International Group	102,008	6,900,842
*Aon	11,091	496,988
Assurant	3,482	186,287
*Chubb	15,663	840,163
Cincinnati Financial	7,239	313,521
*Genworth Financial	17,994	552,956
Hartford Financial Services Group	12,646	1,170,387
¤Lincoln National	10,783	711,355
*Loews	17,704	855,988
Marsh & McLennan	22,030	561,765
MBIA	5,318	324,664
*MetLife	29,562	2,061,359
Principal Financial Group	10,582	667,618
*Progressive	29,412	570,887
Prudential Financial	18,268	1,782,591
SAFECO	3,756	229,942
Torchmark	4,084	254,515
Travelers Companies	26,132	1,315,485
Unum Group	13,379	327,384
XL Capital Class A	7,377	584,258
		24,184,215
Internet & Catolog Retail – 0.25%
*†Amazon.com	12,166	1,133,263
†InterActiveCorp	7,783	230,922
		1,364,185
Internet Software & Services – 1.63%
†Akamai Technologies	7,151	205,448
*†eBay	45,403	1,771,625
*†Google Class A	9,189	5,212,644
†VeriSign	9,159	309,025
†Yahoo	53,621	1,439,188
		8,937,930
IT Services – 0.80%
†Affiliated Computer Services Class A	3,468	174,232
Automatic Data Processing	21,145	971,190
†Cognizant Technology Solutions Class A	5,937	473,594
†Computer Sciences	6,521	364,524
†Convergys	5,433	94,317
*Electronic Data Systems	20,903	456,522
Fidelity National Information Services	6,139	272,387
†Fiserv	6,323	321,588
Paychex	13,554	555,714
†Unisys	13,254	87,741
*Western Union	30,782	645,499
		4,417,308
Leisure Equipment & Products – 0.18%
Brunswick	3,901	89,177
*Eastman Kodak	12,045	322,324
Hasbro	6,377	177,791
Mattel	16,308	382,586
		971,878
Life Sciences Tools & Services – 0.33%
Applera Corp. - Applied Biosystems Group	7,153	247,780
†Millipore	2,153	163,197
PerkinElmer	4,741	138,485
*†Thermo Fisher Scientific	16,985	980,374
†Waters	4,223	282,603
		1,812,439
Machinery – 1.76%
Caterpillar	25,435	1,994,868
Cummins	4,226	540,463
*Danaher	9,819	812,129
*Deere & Co.	8,832	1,310,845
Dover	8,420	428,999
Eaton	5,917	586,020
Illinois Tool Works	16,704	996,227
Ingersoll-Rand Class A	10,669	581,140
ITT	7,377	501,120
PACCAR	9,899	843,890
Pall	4,806	186,953
*Parker Hannifin	4,368	488,473
†Terex	4,219	375,575
		9,646,702
Media – 2.94%
*CBS Class B	26,003	819,095
Citadel Broadcasting	401	1,668
Clear Channel Communications	19,833	742,548
*†Comcast Class A	122,965	2,973,293
†DIRECTV Group	30,254	734,567
*Disney (Walt)	77,226	2,655,802
Dow Jones	2,449	146,205
*Gannett	8,871	387,663
*†Interpublic Group	18,376	190,743
McGraw-Hill Companies	13,501	687,336
Meredith	1,171	67,098
*New York Times Class A	5,226	103,266
News Class A	92,123	2,025,785
Omnicom Group	13,079	628,969
Scripps (E.W.) Class A	3,356	140,952
*Time Warner	148,383	2,724,311
Tribune	2,986	81,578
†Viacom Class B	27,336	1,065,284
		16,176,163
Metals & Mining – 0.98%
*Alcoa	35,189	1,376,594
Allegheny Technologies	4,197	461,460
*Freeport-McMoRan Copper & Gold Class B	15,192	1,593,488
*Newmont Mining	17,981	804,290
Nucor	11,468	682,002
United States Steel	4,472	473,764
		5,391,598
Multiline Retail – 0.92%
†Big Lots	4,106	122,523
Dillard's Class A	2,372	51,781
Family Dollar Stores	4,967	131,924
†Kohl's	12,657	725,625
Macy's	17,609	569,123
Nordstrom	7,584	355,614
*Penney (J.C.)	8,999	570,267
†Sears Holdings	2,903	369,262
*Target	33,688	2,141,545
		5,037,664
Multi-Utilities & Unregulated Power – 1.17%
Ameren	8,529	447,773
CenterPoint Energy	11,638	186,557
CMS Energy	7,566	127,260
Consolidated Edison	10,218	473,093
Dominion Resources	11,587	976,783
DTE Energy	6,345	307,352
Duke Energy	50,178	937,827
Integrys Energy Group	3,353	171,774
Nisource	9,605	183,840
PG&E	14,076	672,833
Public Service Enterprise Group	10,125	890,899
Sempra Energy	10,519	611,364
TECO Energy	7,006	115,109
Xcel Energy	15,916	342,831
		6,445,295
Office Electronics – 0.12%
*†Xerox	37,284	646,505
		646,505
Oil, Gas & Consumable Fuels – 9.04%
*Anadarko Petroleum	18,470	992,763
Apache	13,217	1,190,323
*Chesapeake Energy	16,349	576,466
*Chevron	84,795	7,935,116
ConocoPhillips	64,729	5,681,264
Consol Energy	7,570	352,762
Devon Energy	17,752	1,476,966
El Paso	28,549	484,477
EOG Resources	9,752	705,362
Exxon Mobil	220,601	20,418,828
Hess	11,019	733,094
Marathon Oil	27,108	1,545,698
Murphy Oil	7,667	535,847
Occidental Petroleum	33,058	2,118,357
*Peabody Energy	10,010	479,179
Spectra Energy	25,183	616,480
Sunoco	4,566	323,181
Tesoro	5,442	250,441
Valero Energy	22,042	1,480,782
Williams Companies	23,905	814,204
XTO Energy	15,362	949,986
		49,661,576
Paper & Forest Products – 0.27%
International Paper	17,118	614,023
MeadWestvaco	7,865	232,253
Weyerhaeuser	8,600	621,780
		1,468,056
Personal Products – 0.15%
Avon Products	17,238	646,942
Estee Lauder Companies Class A	4,123	175,063
		822,005
Pharmaceuticals – 5.99%
Abbott Laboratories	61,487	3,296,933
Allergan	12,248	789,629
†Barr Pharmaceuticals	4,090	232,762
Bristol-Myers Squibb	78,703	2,268,220
*†Forest Laboratories	12,973	483,763
Johnson & Johnson	115,138	7,564,566
†King Pharmaceuticals	9,473	111,024
*Lilly (Eli)	39,268	2,235,527
Merck	86,579	4,475,269
Mylan Laboratories	9,900	158,004
Pfizer	275,552	6,731,735
*Schering-Plough	64,441	2,038,269
†Watson Pharmaceuticals	4,614	149,494
Wyeth	53,504	2,383,603
		32,918,798
Real Estate Invesment Trusts – 1.20%
Apartment Investment & Management Class A	3,583	161,701
Archstone-Smith Trust	8,429	506,920
*AvalonBay Communities	3,292	388,654
Boston Properties	4,494	466,927
Developers Diversified Realty	4,652	259,907
Equity Residential	10,662	451,642
General Growth Properties	9,991	535,717
*Host Hotels & Resorts	21,415	480,553
*Kimco Realty	10,351	467,969
Plum Creek Timber	7,331	328,136
ProLogis	10,236	679,158
Public Storage	4,696	369,340
*Simon Property Group	8,896	889,599
Vornado Realty Trust	5,330	582,836
		6,569,059
Real Estate Management & Development – 0.04%
†CB Richard Ellis Group Class A	8,453	235,332
		235,332
Road & Rail – 0.70%
Burlington Northern Santa Fe	11,961	970,874
CSX	17,487	747,220
Norfolk Southern	15,676	813,741
Ryder System	2,305	112,945
Union Pacific	10,606	1,199,114
		3,843,894
Semiconductors & Semiconductor Equipment – 2.69%
*†Advanced Micro Devices	23,109	305,039
*Altera	14,736	354,843
Analog Devices	12,357	446,829
*Applied Materials	54,862	1,135,643
†Broadcom Class A	18,686	680,918
*Intel	232,312	6,007,588
KLA-Tencor	7,221	402,787
*Linear Technology	8,678	303,643
†LSI	28,687	212,858
†MEMC Electronic Materials	9,138	537,863
Microchip Technology	9,041	328,369
*†Micron Technology	31,484	349,472
National Semiconductor	10,446	283,296
†Novellus Systems	4,932	134,446
*†NVIDIA	21,859	792,152
†Teradyne	7,863	108,509
*Texas Instruments	56,867	2,080,764
Xilinx	11,154	291,566
		14,756,585
Software – 3.14%
†Adobe Systems	23,429	1,022,910
†Autodesk	8,716	435,539
†BMC Software	7,975	249,059
CA	14,957	384,694
†Citrix Systems	7,582	305,706
†Compuware	10,340	82,927
†Electronic Arts	12,390	693,716
†Intuit	13,968	423,230
*Microsoft	320,718	9,448,353
†Novell	13,489	103,056
†Oracle	156,635	3,391,148
*†Symantec	35,827	694,327
		17,234,665
Specialty Retail – 1.50%
Abercrombie & Fitch Class A	3,120	251,784
†AutoNation	6,035	106,940
†AutoZone	1,689	196,160
†Bed Bath & Beyond	10,312	351,845
Best Buy	15,855	729,647
Circuit City Stores	5,561	43,988
Gap	19,218	354,380
Home Depot	67,191	2,179,676
Limited Brands	12,365	283,035
Lowe's Companies	58,845	1,648,837
†Office Depot	9,924	204,633
OfficeMax	3,074	105,346
RadioShack	4,347	89,809
Sherwin-Williams	4,540	298,323
Staples	28,445	611,283
Tiffany & Co.	5,762	301,641
TJX Companies	16,672	484,655
		8,241,982
Textiles, Apparel & Luxury Goods – 0.41%
*†Coach	14,862	702,527
Jones Apparel Group	4,180	88,323
Liz Claiborne	3,909	134,196
NIKE Class B	15,395	903,070
Polo Ralph Lauren	2,158	167,785
VF	3,202	258,562
		2,254,463
Thrift & Mortgage Finance – 1.14%
Countrywide Financial	23,701	450,556
*Fannie Mae	38,734	2,355,414
Freddie Mac	25,876	1,526,943
Hudson City Bancorp	22,102	339,929
MGIC Investment	3,317	107,172
Sovereign Bancorp	14,245	242,735
*Washington Mutual	34,860	1,230,907
		6,253,656
Tobacco – 1.19%
*Altria Group	83,745	5,822,791
*Reynolds American	6,233	396,356
UST	6,689	331,774
		6,550,921
Trading Company & Distributors – 0.05%
Grainger (W.W.)	3,041	277,309
		277,309
Wireless Telecommunication Services – 0.57%
ALLTEL	13,952	972,175
Sprint Nextel	113,275	2,152,225
		3,124,400
Total Common Stock (cost $490,852,734)		535,765,794

Short-Term Investment – 11.44%
Money Market Instrument – 11.44%
Dreyfus Cash Management Fund	62,835,090	62,835,090
Total Short-Term Investment (cost $62,835,090)		62,835,090

	Principal
	Amount (U.S.$)
∞^U.S. Treasury Obligation – 0.11%
U.S. Treasury Bill 3.995% 12/20/07	$585,000	580,232
Total U.S. Treasury Obligation (cost $579,858)		580,232
Total Value of Securities Before Securities Lending Collateral – 109.07%
(cost $554,267,682)		599,181,116

	Number of
	Shares
Securities Lending Collateral** – 31.12%
Repurchase Agreements – 2.30%
Deutche Bank 4.83% due 10/1/07,
(dated 9/28/07, repurchase price $12,657,803,
collateralized by 5.625% Fannie Mae Medium-Term
Notes, due 6/29/12, market value $12,577,246)	12,652,710	12,652,710

Short-Term Investment – 28.82%
Citibank Investors Principal Preservation Trust I, 5.00%	158,324,733	158,324,733
Total Securities Lending Collateral (cost $170,977,443)		170,977,443
Total Value of Securities – 140.19%
(cost $725,245,125)		770,158,559©
Obligation to Return Securities Lending Collateral**– (31.12%)		(170,977,443)
Liabilities Net of Receivables and Other Assets (See Notes) – (9.07%)z		(49,821,853)
Net Assets Applicable to 50,868,059 Shares Outstanding – 100.00%		549,359,263

†Non-income producing security for the period ended September 30, 2007.
*Fully or partially on loan.
∞Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The rate shown is the yield at the time of purchase.
**See Note 5 in “Notes.”
©Includes $165,595,443 of securities loaned.
zOf this amount, $51,533,382 represents payable for securities purchased as of September 30, 2007.
¤Considered an affiliated company. See Note 2 in “Notes to Financial Statements.” Investments in companies considered to be affiliates of the Fundwere as follows:
	Balance at	Gross	Gross	Realized Gains	Value	Dividend
Company	Beginning of Period	Additions	Reductions	During the Period	9/30/07	Income
Bank of New York Mellon*	$321,773	$1,792,856	$149,433	$ 229	$1,998,659	$ -
Lincoln National	354,244	501,835	116,600	55,141	711,355	8,278
	$676,017				$2,710,014	$8,278

*On July 2, 2007, Mellon Financial merged with Bank of New York to create Bank of New York Mellon. Gross additions included Bank of New York value as of July 2, 2007.

The following financial futures contract was outstanding at September 30, 2007:

Financial Futures Contract1
Contract	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Appreciation
186 S&P 500 E-mini	$13,946,274	$14,304,330	12/21/07	$358,056

The use financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1]See Note 4 in “Notes.”
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP S&P 500 Index Fund (the “Fund”).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The LVIP S&P 500 Index Fund has investments in Lincoln National, the parent company of Lincoln Investment Advisors Corporation, formerly, Jefferson Pilot Investment Advisory Corporation; and in Bank of New York Mellon, formerly Mellon Financial, the parent company of Mellon Capital Management Corp., the sub-advisor to the LVIP S&P 500 Index Fund.

3. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$737,256,474
Aggregate unrealized appreciation	60,113,453
Aggregate unrealized depreciation	(27,211,368)
Net unrealized appreciation	$ 32,902,085

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $17,084,289 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,856,835 expires in 2009, $8,927,038 expires in 2010, $1,643,587 expires in 2013 and $1,656,829 expires in 2014.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gains are included in liabilities net of receivables and other assets on the Schedule of Investments.

5. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc., repurchase agreements collateralized by such securities or Money Market Fund and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

Repurchase agreements involve certain risks not associated with direct investment in securities, including the risk that the original seller will default on its obligations to repurchase, as a result of bankruptcy or otherwise. If the seller defaults or becomes insolvent, a Fund could realize delays, costs or a loss in asserting its rights to the collateral in satisfaction of the seller’s repurchase agreement.

At September 30, 2007, the value of securities on loan was $165,595,443, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

Schedule of Investments (Unaudited)

LVIP MFS Value Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.73%
Aerospace & Defense – 8.32%
*Lockheed Martin	94,830	$10,288,107
Northrop Grumman	48,130	3,754,140
Raytheon	9,060	578,209
United Technologies	52,410	4,217,957
		18,838,413
Auto Components – 0.62%
*Johnson Controls	11,930	1,409,054
		1,409,054
Beverages – 2.05%
Diageo	114,360	2,515,230
PepsiCo	29,000	2,124,540
		4,639,770
Building Products – 1.28%
*Masco	125,410	2,905,750
		2,905,750
Capital Markets – 8.26%
Bank of New York Mellon	91,170	4,024,243
Franklin Resources	11,780	1,501,950
*Goldman Sachs Group	23,820	5,162,746
*Lehman Brothers Holdings	20,520	1,266,700
*Merrill Lynch	15,640	1,114,819
*State Street	22,780	1,552,685
UBS	75,729	4,072,361
		18,695,504
Chemicals – 3.91%
Air Products & Chemicals	18,680	1,826,157
*Dow Chemical	16,800	723,408
PPG Industries	43,420	3,280,381
Praxair	15,820	1,325,083
Syngenta	7,850	1,692,595
		8,847,624
Commercial Banks – 2.32%
PNC Financial Services Group	31,740	2,161,494
*SunTrust Banks	40,790	3,086,579
		5,248,073
Computers & Peripherals – 1.19%
*Hewlett-Packard	39,880	1,985,625
International Business Machines	6,100	718,580
		2,704,205
Consumer Finance – 1.07%
American Express	40,900	2,428,233
		2,428,233
Containers & Packaging – 0.09%
†Smurfit-Stone Container	18,290	213,627
		213,627
Diversified Financial Services – 5.82%
*Bank of America	144,820	7,280,102
Citigroup	126,090	5,884,620
		13,164,722
Diversified Telecommunications Services – 2.03%
*AT&T	33,540	1,419,077
Embarq	27,910	1,551,796
TELUS	8,710	490,433
*Verizon Communications	25,550	1,131,354
		4,592,660
Electric Utilities – 1.97%
Entergy	15,020	1,626,516
FPL Group	36,960	2,250,125
PPL	12,550	581,065
		4,457,706
Electrical Equipment – 0.65%
Rockwell Automation	21,240	1,476,392
		1,476,392
Energy Equipment & Services – 0.54%
Royal Dutch Shell ADR	14,900	1,224,482
		1,224,482

Food & Staples Retailing – 0.85%
CVS Caremark	48,487	1,921,544
		1,921,544
Food Products – 2.05%
*Kellogg	39,900	2,234,425
Nestle	5,378	2,416,196
		4,650,621
Health Care Providers & Services – 1.82%
UnitedHealth Group	25,360	1,228,185
†WellPoint	36,690	2,895,575
		4,123,760
Hotels, Restaurants & Leisure – 1.15%
Royal Caribbean Cruises	66,750	2,605,253
		2,605,253
Household Durables – 0.67%
*†Toll Brothers	75,720	1,513,643
		1,513,643
Household Products – 1.93%
Procter & Gamble	62,060	4,365,300
		4,365,300
Insurance – 8.78%
Allstate	121,930	6,973,178
Chubb	24,900	1,335,636
Genworth Financial	64,900	1,994,377
Hartford Financial Services Group	24,520	2,269,326
*MetLife	80,380	5,604,897
Prudential Financial	17,430	1,700,819
		19,878,233
IT Services – 1.00%
Accenture Class A	55,950	2,251,988
		2,251,988
Machinery – 1.35%
Deere & Co.	13,060	1,938,365
Eaton	5,330	527,883
Timken	15,840	588,456
		3,054,704
Media – 1.81%
Citadel Broadcasting	2,085	8,674
*Disney (Walt)	30,460	1,047,519
*New York Times Class A	13,350	263,796
Scripps (E.W.) Class A	13,390	562,380
†Viacom Class B	41,090	1,601,277
WPP Group	45,600	618,082
		4,101,728
Multiline Retail – 1.44%
Macy's	101,060	3,266,259
		3,266,259
Multi-Utilities & Unregulated Power – 1.61%
Dominion Resources	29,339	2,473,277
PG&E	8,390	401,042
Public Service Enterprise Group	8,740	769,033
		3,643,352
Oil, Gas & Consumable Fuels – 12.12%
Apache	24,440	2,201,066
*Chevron	20,440	1,912,775
ConocoPhillips	34,540	3,031,576
Devon Energy	33,100	2,753,920
EOG Resources	19,700	1,424,901
Exxon Mobil	70,360	6,512,522
Hess	43,450	2,890,729
Marathon Oil	15,050	858,151
Total ADR	72,070	5,839,832
		27,425,472
Paper & Forest Products – 0.03%
*Bowater	4,110	61,321
		61,321
Pharmaceuticals – 6.95%
Abbott Laboratories	20,600	1,104,572
GlaxoSmithKline	44,730	1,187,869
Johnson & Johnson	86,310	5,670,568
Merck	57,970	2,996,469
Pfizer	45,680	1,115,962
Wyeth	82,160	3,660,228
		15,735,668
Road & Rail – 0.89%
Burlington Northern Santa Fe	22,250	1,806,033
Norfolk Southern	3,910	202,968
		2,009,001
Semiconductors & Semiconductor Equipment – 1.50%
*Intel	131,040	3,388,694
		3,388,694
Software – 1.60%
†Oracle	166,870	3,612,736
		3,612,736
Specialty Retail – 1.18%
Advance Auto Parts	12,110	406,412
*Lowe's Companies	13,910	389,758
Sherwin-Williams	14,420	947,538
Staples	43,360	931,806
		2,675,514
Textiles, Apparel & Luxury Goods – 1.48%
NIKE Class B	57,220	3,356,525
		3,356,525
Thrift & Mortgage Finance – 2.30%
*Fannie Mae	67,610	4,111,364
Freddie Mac	18,460	1,089,325
		5,200,689
Tobacco – 3.42%
*Altria Group	111,420	7,747,032
		7,747,032
Trading Company & Distributors – 0.79%
Grainger (W.W.)	19,570	1,784,588
		1,784,588
Wireless Telecommunication Services – 1.89%
Sprint Nextel	105,000	1,995,000
Vodafone Group ADR	629,570	2,273,441
		4,268,441
Total Common Stock (cost $210,269,335)		223,488,281
	Principal
	Amount (U.S.$)
≠DiscountedCommercial Paper – 1.24%
Natexis Banques Populaires 5.14% 10/1/07	$2,802,000	2,802,000
Total Discounted Commercial Paper (cost $2,802,000)		2,802,000

Total Value of Securities Before Securities Lending Collateral – 99.97%
(cost $213,071,335)		226,290,281

	Number of
	Shares
Securities Lending Collateral** – 23.27%
Short-Term Investment -23.27%
Citibank Investors Principal Preservation Trust I		52,674,002
52,674,002
Total Securities Lending Collateral (cost $52,674,002)
52,674,002
Total Value of Securities – 123.24%
(cost $265,745,337)		278,964,283©
Obligation to Return Securities Lending Collateral** – (23.27%)		(52,674,002)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.03%		67,795
Net Assets Applicable to 8,337,997 Shares Outstanding – 100.00%		$226,358,076

†Non-income producing security for the period ended September 30, 2007.
*Fully or partially on loan.
≠The rate shown is the effective yield as of the time of purchase.
**See Note 3 in “Notes.”
©Includes $51,113,818 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – MFS Value Fund (the “Fund”).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$265,749,752
Aggregate unrealized appreciation	18,901,996
Aggregate unrealized depreciation	(5,687,465)
Net unrealized appreciation	$ 13,214,531

3. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc., repurchase agreements collateralized by such securities or Money Market Fund and other reinvestment verhicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

At September 30, 2007, the value of securities on loan was $51,113,818, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

Schedule of Investments (Unaudited)

LVIP Small-Cap Index Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 95.08%
Aerospace & Defense – 1.57%
†AAR	4,544	$137,865
†AeroVironment	846	19,466
†Argon	1,539	30,472
*†Ceradyne	3,379	255,926
Cubic	1,748	73,713
Curtiss-Wright	5,774	274,266
†DynCorp International Class A	3,395	78,458
EDO	2,187	122,494
†Esterline Technologies	3,098	176,741
†GenCorp	7,750	92,690
*HEICO	3,098	152,917
*†Hexcel	11,904	270,341
†Innovative Solutions & Support	2,018	38,281
†Ionatron	5,526	18,954
†Ladish	1,932	107,187
†Moog	4,717	207,265
†MTC Technologies	1,275	24,620
†Orbital Sciences	7,268	161,640
†Stanley	968	26,668
*†TASER International	8,937	140,222
†Teledyne Technologies	4,441	237,105
Triumph Group	2,151	175,758
*United Industrial	1,195	89,936
		2,912,985
Air Freight & Logistics – 0.31%
†ABX Air	7,843	55,528
†Atlas Air Worldwide Holdings	1,857	95,877
†Dynamex	1,374	35,202
Forward Air	4,148	123,527
†HUB Group	4,954	148,770
Pacer International	4,920	93,726
†Park-Ohio Holdings	935	24,263
		576,893
Airlines – 0.49%
†Airtran Holdings	11,343	111,615
†Alaska Air Group	5,278	121,869
†Allegiant Travel	569	17,252
†ExpressJet Holdings	7,374	22,786
*†Frontier Airlines Holdings	4,300	26,617
*†JetBlue Airways	22,432	206,823
†Midwest Air Group	3,077	50,617
†Pinnacle Airlines	2,032	32,553
†Republic Airways Holdings	4,947	104,728
SkyWest	8,473	213,265
		908,125
Auto Components – 1.14%
†Aftermarket Technology	2,945	93,474
*American Axle & Manufacturing Holdings	5,800	146,450
†Amerigon	4,106	71,075
*ArvinMeritor	9,299	156,409
Cooper Tire & Rubber	8,016	195,590
†Drew Industries	2,295	93,361
†Exide Technologies	9,386	61,011
†GenTek	1,231	37,028
†Hayes Lemmerz International	11,957	49,741
†Lear	10,038	322,221
†LKQ	5,996	208,721
Modine Manufacturing	4,316	114,892
Noble International	1,591	33,872
†Raser Technologies	4,392	56,613
Sauer-Danfoss	1,232	32,870
Spartan Motors	4,060	68,330
Standard Motor Products	1,836	17,258
†Stoneridge	1,655	16,881
Superior Industries International	3,114	67,543
†Tenneco Automotive	5,824	180,602
†Visteon	17,261	88,894
		2,112,836
Automobiles – 0.12%
*†Fleetwood Enterprises	7,736	66,143
Monaco Coach	3,778	53,005
*Winnebago Industries	3,964	94,660
		213,808
Beverages – 0.09%
†Boston Beer Class A	1,057	51,434
Coca-Cola Bottling Consolidated	791	47,697
†Jones Soda	3,755	45,285
*MGP Ingredients	1,692	17,377
†National Beverage	1,606	13,619
		175,412
Biotechnology – 3.26%
†Acadia Pharmaceuticals	4,318	64,986
†Acorda Therapeutics	3,391	62,225
†Affymax	270	7,306
*†Alexion Pharmaceuticals	4,791	312,133
†Alkermes	12,489	229,798
†Allos Therapeutics	4,314	20,492
†Alnylam Pharmaceutic	4,419	144,811
†Altus Pharmaceutical	2,323	24,368
†AMAG Pharmaceuticals	2,219	126,927
†Applera - Celera Group	9,730	136,804
†Arena Pharmaceuticals	8,560	93,732
†Ariad Pharmaceuticals	10,280	47,596
†ArQule	5,537	39,479
*†Array Biopharma	5,895	66,201
†Avi Biopharma	4,100	10,455
†Bioenvision	7,864	41,522
†BioMarin Pharmaceuticals	12,302	306,319
*†Bionovo	5,252	20,220
*†Cell Genesys	12,377	47,280
†Cepheid	7,769	177,133
†Cubist Pharmaceuticals	7,324	154,756
†CV Therapeutics	7,649	68,688
†Cytokinetics	3,454	17,684
*†CytRx	10,124	35,029
†deCode genetics	5,000	17,350
*†Dendreon	10,887	83,721
†Emergent Biosolutions	598	5,310
†Encysive Pharmaceuticals	10,810	16,323
†Enzon Pharmaceuticals	7,098	62,533
†Genitope	2,500	11,200
†Genomic Health	1,353	25,964
†GenVec	7,726	18,156
†Geron	8,935	65,404
†GTx	1,656	26,960
†Halozyme Therapeutic	8,113	70,502
*†Human Genome Sciences	16,575	170,557
†Idenix Pharmaceuticals	3,172	9,167
†Immunomedics	5,995	13,729
†Incyte	11,985	85,693
†Indevus Pharmaceuticals	8,750	60,463
†InterMune	3,486	66,687
*†Isis Pharmaceuticals	10,838	162,245
†Keryx Biopharmaceuticals	6,294	62,562
†Kosan Biosciences	4,959	24,845
†Ligand Pharmaceuticals Class B	11,372	60,726
†MannKind	5,247	50,791
†Martek Biosciences	4,309	125,090
†Maxygen	3,075	20,941
†Medarex	16,108	228,089
†Metabolix	1,523	36,948
†Molecular Insight Pharmaceuticals	360	2,444
†Momenta Pharmaceuticals	3,011	34,295
†Myriad Genetics	5,579	290,945
†Nabi Biopharmaceuticals	8,643	35,091
†Neurocrine Biosciences	5,428	54,280
†Neurogen	3,690	16,384
†Novavax	6,200	22,258
†Omrix Biopharmaceuticals	1,718	60,663
*†Onyx Pharmaceuticals	7,393	321,742
†Orexigen Therapeutics	684	9,036
†OSI Pharmaceuticals	7,239	246,054
*†Osiris Therapeutics	1,253	16,139
†Peregrine Pharmaceuticals	17,000	11,383
†Pharmion	3,596	165,919
†Poniard Pharmaceuticals	2,712	15,377
†Progenics Pharmaceuticals	2,972	65,711
†Protalix BioTherapeutics	253	8,744
†Regeneron Pharmaceuticals	8,674	154,397
†Rigel Pharmaceuticals	4,068	38,361
†Savient Pharmaceuticals	7,598	110,551
†Seattle Genetics	5,740	64,518
†Senomyx	4,330	53,043
†Telik	9,097	26,472
†Tercica	3,843	23,827
†Trubion Pharmaceuticals	919	11,147
†United Therapeutics	2,764	183,917
†Vanda Pharmaceutical	3,348	46,571
†XOMA	13,599	46,373
*†Zymogenetics	5,143	67,116
		6,040,658
Building Products – 0.48%
AAON	1,532	30,216
American Woodmark	1,628	40,358
Ameron International	1,219	128,934
Apogee Enterprises	4,011	104,045
†Builders Firstsource	2,248	24,233
†Goodman Global	4,755	113,549
†Griffon	4,076	61,548
Insteel Industries	2,224	34,138
†NCI Building Systems	2,555	110,402
†PGT	1,002	7,946
*Simpson Manufacturing	4,800	152,881

*†Trex	2,035	22,629
Universal Forest Products	2,228	66,617
		897,496
Capital Markets – 1.63%
*†ACA Capital Holdings	356	2,168
Apollo Investment	13,205	274,664
Ares Capital	9,120	148,382
Calamos Asset Management	3,410	96,264
Capital Southwest	333	40,879
Cohen & Steers	2,087	77,282
†Cowen Group	1,843	25,470
Epoch Holding	979	13,784
Evercore Partners Class A	1,023	26,895
†FBR Capital Markets	2,674	34,441
GAMEO Investors	895	49,046
†GFI Group	1,943	167,331
*Gladstone Capital	1,535	29,963
*Greenhill & Co.	2,362	144,200
*Hercules Technology Growth Capital	4,960	65,819
†Interactive Brokers Group Class A	5,068	133,086
†KBW	3,704	106,601
†Knight Capital Group	13,533	161,855
Kohlberg Capital	1,695	25,527
†LaBranche	6,502	30,429
†Ladenburg Thalmann Financial Services	10,114	19,823
†MarketAxess Holdings	4,240	63,600
MCG Capital	8,201	118,012
Merrill Lynch	821	58,513
MVC Capital	2,903	53,793
OptionsXpress Holdings	5,538	144,763
Patriot Capital Funding	2,129	28,465
PennantPark Investment	2,331	31,235
†Penson Worldwide	1,634	30,196
†Piper Jaffray	2,452	131,427
Prospect Energy	2,053	34,942
Sanders Morris Harris Group	1,807	18,341
*†Stifel Financial	1,988	114,986
SWS Group	3,036	53,707
Technology Investment Capital	2,403	32,128
†Thomas Weisel Partners Group	2,511	36,435
†Tradestation Group	4,124	48,127
US Global Investors	1,378	26,210
*W. P. Stewart	2,265	22,469
Waddell & Reed Financial Class A	10,955	296,115
		3,017,373
Chemicals – 2.23%
A. Schulman	3,788	74,737
American Vanguard	2,013	39,294
Arch Chemicals	3,195	149,782
Balchem	1,938	39,555
†Calgon Carbon	5,965	83,271
CF Industries	7,062	536,075
Ferro	5,191	103,716
†Flotek Industries	2,286	100,927
Fuller (H.B.)	8,020	238,034
Georgia Gulf	4,753	66,067
†Grace (W.R.) & Co.	8,789	236,073
Hercules	15,094	317,276
Innophos Holdings	2,436	37,125
Innospec	3,108	70,800
Koppers Holdings	2,377	91,776
Kronos Worldwide	510	9,629
†Landec	2,533	39,160
†LSB Industries	1,525	36,066
Minerals Technologies	2,580	172,860
NewMarket	2,108	104,093
NL Industries	891	10,095
Olin	9,480	212,162
†OM Group	3,807	201,048
†PolyOne	11,362	84,874
†Rockwood Holdings	4,447	159,336
Sensient Technologies	5,962	172,123
†ShengdaTech	3,220	19,417
Spartech	4,423	75,456
Stepan	666	20,586
†Symyx Technologies	4,158	36,133
†Terra Industries	12,075	377,465
Tronox Class B	5,605	50,613
Valhi	632	15,010
†Zoltek	3,546	154,712
		4,135,346
Commercial Banks – 5.85%
1st Source	2,154	49,327
Abington Bancorp	590	5,753
Alabama National Bancorp	2,243	174,775
Amcore Financial	3,099	77,227
Americanwest Bancorp	2,048	40,161
Ameris Bancorp	1,631	29,488
Bancfirst	922	41,370
Banco Latinoamericano de Exportacions	3,422	62,212
†Bancorp	1,427	26,342
Bank of The Ozarks	1,681	51,321
Bankfinancial	2,512	39,740
Banner	2,206	75,864
†Beneficial Mutual Bancorp	2,869	27,973
Boston Private Financial Holdings	4,815	134,050
*Capital City Bank Group	1,895	59,124
Capital Corp. of the West	1,275	23,486
Capitol Bancorp	2,197	54,552
*Cascade Bancorp	3,150	70,119
Cathay Bancorp	6,737	216,998
†Centennial Bank Holdings	6,721	43,014
Center Financial	1,748	24,315
Central Pacific Financial	4,028	117,618
Chemical Financial	3,386	82,111
Chittenden	6,072	213,492
Citizens Republic Bancorp	10,008	161,229
City Holding	2,193	79,847
CoBiz Financial	2,309	39,530
Columbia Banking System	1,881	59,853
†Community Bancorp	1,716	43,140
Community Bank System	4,160	81,203
Community Banks	2,996	89,251
Community Trust Bancorp	2,113	63,475
*CVB Financial	8,521	99,696
Enterprise Financial Services	1,105	26,896
First Bancorp	1,298	26,453
First Bancorp (Puerto Rico)	10,379	98,601
First Charter	4,240	127,921
First Commonwealth Financial	9,981	110,390
First Community Bancorp	3,387	185,303
First Community Bancshares	1,175	42,570
*First Financial	1,458	44,177
First Financial Bancorp	4,173	53,331
First Financial Bankshares	2,767	111,178
First Indiana	1,359	42,564
First Merchants	2,197	47,367
First Midwest Bancorp	6,408	218,896
†First Regional Bancorp	845	20,728
*First South Bancorp	1,040	27,206
First State Bancorp	2,828	55,542
FirstMerit	10,647	210,385
FNB	8,908	147,338
Frontier Financial	5,174	120,709
Glacier Bancorp	6,689	150,636
Great Southern Bancorp	1,212	30,106
Greater Bay Bancorp	6,696	184,810
Greene County Bancshares	1,701	62,001
Hancock Holding	3,569	143,046
Hanmi Financial	5,454	84,482
Harleysville National	3,531	56,108
Heartland Financial USA	1,638	33,661
Heritage Commerce	1,332	28,198
Home Bancshares	1,579	34,406
Horizon Financial	1,670	33,868
IBERIABANK	1,691	89,031
Imperial Capital Bancorp	791	22,346
Independent Bank (Massachusetts)	1,832	54,410
Independent Bank (Michigan)	3,333	36,830
Integra Bank	2,342	42,460
International Bancshares	6,501	141,072
†Investors Bancorp	7,242	102,547
Irwin Financial	2,675	29,479
Lakeland Bancorp	1,974	26,807
Lakeland Financial	1,242	28,703
Macatawa Bank	2,087	28,237
MainSource Financial Group	2,334	41,148
MB Financial	4,821	166,566
Midwest Banc Holdings	2,509	37,058
Nara Bancorp	3,525	55,061
National Penn Bancshares	6,572	107,525
NBT Bancorp	4,443	96,591
Old National Bancorp	8,875	147,059
Old Second Bancorp	1,429	40,727
Omega Financial	1,530	40,407
Oriental Financial Group	2,625	30,188
Pacific Capital Bancorp	6,211	163,349
*Park National	1,553	135,422
Peoples Bancorp	1,540	40,317
†Pinnacle Financial Partners	2,149	61,934
Preferred Bank	1,177	46,303
PrivateBancorp	2,530	88,145
*Prosperity Bancshares	4,596	152,403
Provident Bankshares	4,297	134,625
Renasant	2,124	45,942
Republic Bancorp	899	14,240
Royal Bancshares of Pennsylvania	343	7,519
S.Y. Bancorp	1,325	35,828
S&T Bancorp	2,949	94,633
Sandy Spring Bancorp	1,970	59,336
Santander Bancorp	517	6,638
SCBT Financial	931	32,157
Seacoast Banking Corp. of Florida	2,075	38,803
Security Bank	1,735	21,722
Sierra Bancorp	911	26,109
†Signature Bank	3,953	139,264
Simmons First National	1,617	42,592
South Financial Group	9,421	214,234
Southside Bancshares	1,118	24,701
Southwest Bancorp	1,860	35,005
Sterling Bancorp	2,889	40,446
Sterling Bancshares	9,996	114,054
Sterling Financial (Pennsylvania)	6,684	179,866
Sterling Financial (Washington)	3,533	60,591
Suffolk Bancorp	1,052	33,727
†Sun Bancorp	1,935	33,863
Superior Bancorp	4,014	35,444
Susquehanna Bancshares	6,923	139,152
†SVB Financial Group	4,425	209,568
Taylor Capital Group	768	21,450
†Texas Capital Bancshares	3,194	69,438
Tompkins Trustco	893	35,452
Trico Bancshares	1,602	35,677
Trustmark	6,475	181,559
UCBH Holdings	13,074	228,533
*UMB Financial	4,136	177,269
Umpqua Holdings	8,019	160,460
U.S.B. Holding	1,399	32,499
Union Bankshares	1,398	31,749
United Bankshares	4,803	146,203
United Community Banks	5,688	139,470
United Security Bancshares	954	17,935
Univest Corp. of Pennsylvania	1,615	38,308
†Virginia Commerce Bancorp	2,295	32,910
Washington Trust Bancorp	1,375	37,084
WesBanco	2,502	62,500
West Coast Bancorp	1,856	52,729
*Westamerica Bancorp	4,045	201,481
†Western Alliance Bancorp	1,927	45,419
Wilshire Bancorp	2,529	27,743
Wintrust Financial	3,265	139,383
Yardville National Bancorp	1,363	45,838
		10,849,806
Commercial Services & Supplies – 4.22%
ABM Industries	5,269	105,275
†ACCO Brands	6,559	147,184
Administaff	2,832	102,802
†Advisory Board	2,325	135,943
American Ecology	2,534	53,695
†American Reprographics	3,497	65,464
†AMREP	286	7,665
†Arrowhead Research	3,948	19,937
Barrett Business Services	669	15,942
Bowne & Co.	3,685	61,392
Brady	6,399	229,596
†Casella Waste Systems	3,091	38,761
†CBIZ	7,248	57,622
CDI	1,490	41,541
†Cenveo	6,755	146,111
†Clean Harbors	2,239	99,680
†Comsys IT Partners	2,347	39,453
†Consolidated Graphics	1,438	90,292
†Cornell Companies	1,538	36,220
†Costar Group	2,358	126,035
†CRA International	1,578	76,044
CTS	4,064	52,426
Deluxe	6,629	244,212
Diamond Management & Technology Consultants	3,673	33,792
Ennis Business Forms	3,307	72,886
†Exponent	1,707	42,829
†First Advantage	1,346	23,784
†FTI Consulting	5,359	269,612
*†Fuel-Tech	2,182	48,200
G&K Services	2,537	101,987
†Geo Group	6,520	193,057
†GeoEye	2,438	62,779
†Global Cash Access Holdings	5,197	55,036
Healthcare Services Group	5,517	111,830
Heidrick & Struggles International	2,406	87,699
Herman Miller	8,203	222,629
†Hudson Highland Group	3,347	42,607
†Huron Consulting Group	2,486	180,533
†ICT Group	1,410	18,908
†IHS	3,994	225,621
Ikon Office Solutions	14,097	181,146
*†InnerWorkings	2,707	46,642
Kelly Services	3,283	65,036
†Kenexa	3,069	94,464
†Kforce	4,260	54,784
Knoll	6,046	107,256
†Korn/Ferry International	6,274	103,584
†Labor Ready	6,232	115,354
†Layne Christensen	1,937	107,465
†LECG	3,806	56,709
†M&F Worldwide	1,492	74,883
McGrath RentCorp	3,057	101,615
Mine Safety Appliances	3,569	168,136
†Mobile Mini	4,740	114,518
Multi-Color	949	21,656
†Navigant Consulting	7,038	89,101
†Odyssey Marine Exploration	4,793	29,669
†On Assignment	4,626	43,207
†PeopleSupport	3,494	41,788
†PHH	7,000	183,960
†Pike Electric	1,838	34,481
†Protection One	612	8,213
†Resources Connection	6,355	147,118
Rollins	3,885	103,691
†SAIC	14,787	283,764
Schawk	2,085	47,058
†School Specialty	2,827	97,899
†Spherion	7,286	60,182
†Standard Parking	573	22,800
Standard Register	1,921	24,416
†Taleo	1,895	48,152
Team	2,276	62,317
†TeleTech Holdings	5,189	124,069
†TETRA Technologies	7,665	161,885
†United Stationers	3,639	202,037
Viad	2,745	98,820
†Volt Information Sciences	1,871	33,004
†Waste Connections	8,622	273,836
Waste Industries USA	783	22,409
†Waste Services	2,857	27,741
Watson Wyatt Worldwide Class A	5,469	245,777
†Williams Scotsman International	4,026	111,560
		7,829,283
Communications Equipment – 2.52%
†3Com	51,062	252,246
†Acme Packet	2,738	42,220
Adtran	7,701	177,354
†Anaren Microwave	2,532	35,701
†Andrew	20,068	277,941
†Arris Group	13,594	167,886
†Avanex	23,169	37,997
†Avocent	6,599	192,163
Bel Fuse	1,845	63,948
†BigBand Networks	1,273	8,147
Black Box	2,480	106,045
†Blue Coat Systems	1,733	136,491
†C-COR	6,219	71,456
†Coleman Cable	867	11,999
†Comtech Group	2,484	45,234
†Comtech Telecommunications	2,976	159,186
†Digi International	3,237	46,095
†Ditech Networks	4,825	25,428
†Dycom Industries	4,963	152,017
†EMS Technologies	2,097	51,439
†Extreme Networks	15,450	59,328
*†Finisar	32,797	91,832
†Foundry Networks	18,591	330,361
†Harmonic	9,886	104,890
†Hughes Communications	664	34,428
†Infinera	1,192	24,019
*†InterDigital	6,230	129,459
†Ixia	4,941	43,086
†Loral Space & Communications	1,337	53,146
†MasTec	5,356	75,359
†MRV Communications	19,112	47,398
†NETGEAR	4,411	134,183
†Network Equipment Technologies	3,075	44,588
†Oplink Communications	2,772	37,866
†OpNext	2,753	31,935
†Optium	1,422	14,760
†Orbcomm	2,750	20,708
†Packeteer	5,303	40,303
Plantronics	5,976	170,615
†Polycom	11,674	313,563
†Powerwave Technologies	15,976	98,412
†SeaChange International	3,435	23,770
†Sirenza Microdevices	4,938	85,378
†Sonus Networks	32,608	198,909
†Switch & Data Facilities	1,371	22,334
†Sycamore Networks	25,493	103,757
†Symmetricom	6,560	30,832
†Tekelec	7,801	94,392
*†UTStarcom	15,802	57,835
†Viasat	2,996	92,367
		4,670,806
Computers & Peripherals – 1.02%
†Adaptec	14,655	55,982
†Avid Technology	5,383	145,772
†Cray	3,786	27,259
†Electronics for Imaging	7,456	200,268
†Emulex	10,760	206,269
†Gateway	35,549	66,832
†Hutchinson Technology	3,558	87,527
†Hypercom	8,403	37,982
Imation	4,301	105,504
†Immersion	3,597	58,919
*†Intermec	7,694	200,967
†Mobility Electronics	2,500	8,775
†Novatel Wireless	3,883	87,950
*†Palm	12,779	207,914
†Quantum	23,254	79,064
†Rackable Systems	3,525	45,719
†Rimage	1,178	26,434
†Silicon Graphics	759	14,990
†Stratasys	2,946	81,192
†Synaptics	3,160	150,922
		1,896,241
Construction & Engineering – 0.77%
†Aecom Technology	5,099	178,108
Comfort Systems USA	4,858	68,984
†EMCOR Group	8,112	254,392
†ENGlobal	1,951	22,261
Granite Construction	4,690	248,664
†Insituform Technologies Class A	3,666	55,833
†Integrated Electrica	1,620	41,488
†Michael Baker	842	41,266
†Perini	3,276	183,227
†Washington Group International	3,843	337,454
		1,431,677
Construction Materials – 0.21%
†Headwaters	5,051	75,159
Texas Industries	3,534	277,419
†US Concrete	5,246	34,571
		387,149
Consumer Finance – 0.45%
Advance America Cash Advance Centers	8,155	87,014
ADVANTA	4,576	125,473
*Asta Funding	1,706	65,374
Cash America International	3,617	135,998
†CompuCredit	2,815	61,114
†Credit Acceptance	916	21,160
†Dollar Financial	1,945	55,491
†Ezcorp Class A	5,028	67,627
†First Cash Financial Services	3,550	83,141
Nelnet Class A	2,198	40,092
QC Holdings	623	9,002
†World Acceptance	2,337	77,308
		828,794
Containers & Packaging – 0.59%
†AEP Industries	852	36,074
AptarGroup	9,077	343,745
Chesapeake	3,108	26,294
†Graphic Packaging	8,802	39,785
Greif	4,395	266,688
Myers Industries	3,772	74,761
Rock-Tenn Class A	4,562	131,842
Silgan Holdings	3,234	173,828
		1,093,017
Distributors – 0.12%
†Audiovox Class A	2,385	24,542
*Building Material Holding	4,053	42,881
†Core Mark Holding	1,062	37,414
†Keystone Automotive Industries	2,188	104,498
†Source Interlink	5,467	19,244
		228,579
Diversified Consumer Services – 1.35%
†Bright Horizons Family Solutions	3,449	147,755
†Capella Education	1,349	75,423
Coinmach Service	3,645	43,704
†Coinstar	3,714	119,479
†Corinthian Colleges	11,227	178,622
CPI	538	20,724
*DeVry	7,682	284,311
*†Home Solutions of America	7,132	24,177
†INVESTools	7,043	85,150
Jackson Hewitt Tax Service	4,222	118,047
†Lincoln Educational Services	278	3,625
Matthews International	4,095	179,361
Prepaid Legal Services	1,184	65,665
Regis	5,769	184,089
Sotheby's	8,463	404,446
*†Steiner Leisure	2,159	93,701
Stewart Enterprises	13,031	99,296
Strayer Education	1,933	325,961
†Universal Technical Institute	2,933	52,794
		2,506,330
Diversified Financial Services – 0.47%
Ampal-American Israel	1,966	11,049
†Asset Acceptance Capital	2,017	23,397
Compass Diversified Trust	2,380	38,223
†Encore Capital Group	1,875	22,125
†FCStone Group	909	29,333
Financial Federal	3,144	88,063
†Information Services Group	3,906	29,881
International Securities Exchange Holdings Class A	4,960	329,692
†NewStar Financial	1,864	20,951
†Pico Holdings	1,815	75,413
*†Portfolio Recovery Associates	2,123	112,668
*†Primus Guaranty	5,661	59,554
Resource America	2,041	32,227
		872,576
Diversified Telecommunications Services – 1.02%
Alaska Communications Systems Group	5,666	81,874
Atlantic Tele-Network	969	35,223
†Cbeyond	2,449	99,895
†Cincinnati Bell	33,095	163,489
†Cogent Communications Group	6,342	148,022
Consolidated Communications Holdings	2,549	49,986
Fairpoint Communications	4,135	77,986
†General Communication Class A	6,962	84,519
†Global Crossing	3,033	63,936
*†Globalstar	2,735	20,048
Golden Telecom	2,126	171,122
IDT	5,807	48,605
Iowa Telecommunications Services	3,862	76,661
North Pittsburgh Systems	1,719	40,843
NTELOS Holdings	3,393	99,958
†Premiere Global Services	8,719	110,295
Shenandoah Telecomm	2,586	56,271
SureWest Communications	1,588	39,716
†Time Warner Telecom Class A	18,820	413,474
*†Vonage Holdings	5,562	5,729
		1,887,652
Electric Utilities – 1.04%
ALLETE	3,379	151,244
Central Vermont Public Service	1,928	70,449
Cleco	7,317	184,901
†El Paso Electric	6,027	139,405
Empire District Electric	3,605	81,437
†EnerNOC	387	14,776
Idacorp	5,695	186,454
ITC Holdings	5,400	267,570
MGE Energy	2,849	95,271
Otter Tail	3,579	127,591
*Portland General Electric	3,669	101,998
UIL Holdings	3,116	98,154
Unisource Energy	4,373	130,709
Westar Energy	11,447	281,138
		1,931,097
Electrical Equipment – 1.65%
Acuity Brands	5,584	281,881
*†American Superconductor	5,671	116,142
†AZZ	1,610	56,286
*Baldor Electric	5,774	230,671
Belden CDT	5,751	269,779
†China BAK Battery	3,800	29,564
†Clean Energy Fuels	937	14,186
†Comverge	565	18,566
Encore Wire	3,050	76,647
†Energy Conversion Devices	4,963	112,759
†EnerSys	3,212	57,077
†Evergreen Solar	11,217	100,168
Franklin Electric	2,549	104,789
†FuelCell Energy	9,667	86,423
†Genlyte Group	3,618	232,493
†GrafTech International	12,514	223,250
†II-VI	3,169	109,426
†Lamson & Sessions	2,215	59,716
LSI Industries	2,647	54,316
*†Medis Technologies	3,096	40,248
†Nova Biosource Fuels	3,651	10,259
†Powell Industries	797	30,198
*†Power-One	8,310	42,381
Preformed Line Products	279	14,514
*Regal Beloit	3,945	188,926
Smith (A.O.)	2,497	109,568
†Superior Essex	2,715	101,215
*†Verenium	1,727	9,119
Vicor	2,221	26,919
Woodward Governor	3,920	244,608
		3,052,094
Electronic Equipment & Instruments – 2.55%
†Acacia Research-Acacia Technologies	4,187	61,465
Agilysys	3,976	67,194
†Anixter International	3,947	325,430
†Benchmark Electronics	9,530	227,481
†Brightpoint	6,436	96,604
†Checkpoint Systems	4,812	126,989
†Cogent	5,871	92,057
Cognex	5,917	105,086
†Coherent	4,269	136,950
†CPIInternational	537	10,208
Daktronics	4,314	117,427
†DTS	2,362	71,734
†Echelon	3,874	96,889
†Electro Scientific Industries	4,020	96,319
†Excel Technology	2,050	51,148
†Faro Technologies	1,845	81,457
†FLIR Systems	8,620	477,462
†Gerber Scientific	2,801	30,391
†ID Systems	1,300	15,912
†Insight Enterprises	6,383	164,745
†IPG Photonics	1,435	28,212
†Itron	3,916	364,462
†KEMET	10,453	76,830
†L-1 Identity Solutions	7,756	146,201
†Littelfuse	2,970	105,999
†Lojack	2,569	48,708
†Maxwell Technologies	1,600	18,608
†Measurement Specialties	1,908	53,233
†Mercury Computer Systems	3,068	31,539
Methode Electronics Class A	4,898	73,715
MTS Systems	2,388	99,341
†Multi-Fineline Electronix	1,060	15,720
†Newport	4,755	72,419
†OSI Systems	1,918	43,174
†Oyo Geospace	572	53,030
Park Electrochemical	2,687	90,229
†PC Connection	872	10,900
†Plexus	5,758	157,769
†RadiSys	3,342	41,608
†Rofin-Sinar Technologies	2,051	144,001
†Rogers	2,177	89,671
†Scansource	3,420	96,136
†Smart Modular Technologies	6,333	45,281
†Synnex	1,802	37,049
Technitrol	5,393	145,341
†TTM Technologies	5,645	65,313
†Universal Display	2,862	50,715
X-Rite	3,135	45,269
†Zygo	2,467	32,145
		4,735,566
Energy Equipment & Services – 2.23%
†Allis-Chalmers Energy	3,643	68,998
†Atwood Oceanics	3,426	262,295
†Basic Energy Services	5,180	108,884
†Bristow Group	2,677	117,012
†Bronco Drilling	4,815	71,262
*†Cal Dive International	3,099	46,485
CARBO Ceramics	2,723	138,138
†Complete Production Services	5,127	105,001
†Dawson Geophysical	957	74,177
†Dril-Quip	3,505	172,972
*†Exterran Holdings	7,720	620,224
†Geokinetics	797	18,610
Gulf Island Fabrication	1,395	53,554
†Gulfmark Offshore	2,780	135,275
†Hercules Offshore	10,786	281,622
†Horizon Offshore	4,122	68,013
†Hornbeck Offshore Services	2,955	108,449
*†ION Geophysical	8,875	122,741
Lufkin Industries	1,934	106,409
†Matrix Service	3,132	65,615
†Natco Group Class A	2,198	113,747
†Newpark Resources	10,990	58,906
†Oil States International	6,247	301,729
†Parker Drilling	14,727	119,583
†PHI	1,542	46,476
†Pioneer Drilling	6,043	73,604
RPC	4,479	63,647
*†Sulphco	4,306	37,893
†Superior Offshore International	1,050	11,813
†Superior Well Services	1,777	40,391
†T-3 Energy Services	784	33,430
†Trico Marine Service	1,662	49,528
†Union Drilling	1,777	25,909
†W-H Energy Services	4,015	296,105
†Willbros Group	3,291	111,894
		4,130,391
Food & Staples Retailing – 0.99%
Andersons	2,060	98,921
Arden Group	100	13,953
Casey's General Stores	6,582	182,321
†Central European District	4,632	221,920
*†Great Atlantic & Pacific Tea	2,291	69,784
Ingles Markets	1,836	52,620
Longs Drug Stores	4,314	214,276
Nash Finch	1,820	72,491
†Pantry	2,978	76,326
†Pathmark Stores	4,876	62,169
†Performance Food Group	4,624	139,321
Pricesmart	1,362	32,143
Ruddick	5,423	181,887
Spartan Stores	2,888	65,067
Topps	5,003	48,479
†United Natural Foods	5,563	151,425
Village Super Market	357	18,564
Weis Markets	1,470	62,754
†Winn Dixie Stores	4,335	81,151
		1,845,572
Food Products – 1.11%
Alico	409	17,726
*†American Dairy	731	14,262
Cal-Maine Foods	1,470	37,103
*Chiquita Brands International	5,932	93,904
†Darling International	10,030	99,197
Farmer Brothers	600	14,928
Flowers Foods	10,135	220,942
†Fresh Del Monte Produce	3,585	103,069
†Green Mountain Coffee Roasters	2,586	85,829
†Hain Celestial Group	4,866	156,345
*Imperial Sugar	1,712	44,735
J&J Snack Foods	1,577	54,911
Lancaster Colony	2,971	113,403
Lance	3,893	89,617
†Maui Land & Pineapple	653	19,877
†Peet's Coffee & Tea	1,875	52,331
Pilgrim's Pride	5,046	175,248
†Ralcorp Holdings	3,372	188,224
Reddy Ice Holdings	2,537	66,901
Sanderson Farms	2,292	95,508
Seaboard	46	90,160
Tootsie Roll Industries	4,398	116,679
†Treehouse Foods	3,764	101,816
		2,052,715
Gas Utilities – 0.81%
EnergySouth	800	40,336
Laclede Group	2,899	93,580
New Jersey Resources	3,628	179,913
NICOR	5,819	249,634
Northwest Natural Gas	3,478	158,945
Piedmont Natural Gas	9,692	243,172
†SEMCO Energy	4,143	32,688
South Jersey Industries	3,892	135,442
*Southwest Gas	5,492	155,369
WGL Holdings	6,528	221,234
		1,510,313

Health Care Equipment & Supplies – 3.62%
†Abaxis	3,076	69,056
†Abiomed	3,052	37,936
†Accuray	2,154	37,609
†Align Technology	7,286	184,554
†American Medical System Holdings	9,179	155,584
Analogic	1,851	118,020
†Angiodynamics	3,282	61,866
Arrow International	3,058	139,108
†Arthrocare	3,498	195,503
†Aspect Medical Systems	2,707	36,734
†Cantel Medical	1,343	20,964
†Conceptus	3,325	63,109
†Conmed	3,770	105,522
†Cutera	1,580	41,412
†Cyberonics	3,286	45,807
†Cynosure	886	32,693
Datascope	1,496	50,580
†DexCom	2,200	21,978
†DJO	3,106	152,505
†ev3	1,991	32,692
†FoxHollow Technologies	2,702	71,333
†Greatbatch	2,984	79,345
†Haemonetics	3,244	160,318
†Hansen Medical	1,277	34,619
†Hologic	6,818	415,898
†ICU Medical	1,768	68,510
†I-Flow	3,156	58,670
†Immucor	8,939	319,569
†Integra LifeSciences Holdings	2,444	118,730
Invacare	3,586	83,841
†Inverness Medical Innovation	7,158	395,981
†Kensey Nash	1,656	43,238
†Kyphon	5,947	416,290
†LifeCell	4,356	163,655
†Masimo	1,097	28,149
†Medical Action Industries	2,240	52,998
Mentor	4,933	227,165
Meridian Bioscience	4,786	145,112
†Merit Medical Systems	3,911	50,765
†Micrus Endovascular	1,549	28,300
†Minrad International	5,492	26,307
†Natus Medical	2,754	43,899
*†Neurometrix	1,500	13,095
†Northstar Neuroscien	2,276	25,400
†NuVasive	4,778	171,674
†NxStage Medical	2,201	31,892
†OraSure Technologies	5,984	60,139
†Orthofix International	2,089	102,298
†Palomar Medical Technologies	2,438	69,459
PolyMedica	3,139	164,860
†Quidel	3,958	77,418
†Regeneration Technologies	3,473	37,231
†Sirona Dental System	2,417	86,214
†Sonic Innovations	3,076	28,207
†Sonosite	2,221	67,785
†Spectranetics	4,055	54,661
†Stereotaxis	3,471	47,865
STERIS	8,597	234,956
†SurModics	2,351	115,223
†Symmetry Medical	3,971	66,316
*†Thoratec	7,006	144,954
Vital Signs	1,247	65,019
†Volcano	2,976	48,925
West Pharmaceutical Services	4,059	169,098
†Wright Medical Group	4,334	116,238
†Zoll Medical	2,933	76,023
		6,710,874
Health Care Providers & Services – 2.41%
†Air Methods	1,585	73,227
†Alliance Imaging	3,148	28,521
†Amedisys	3,174	121,945
†American Dental Partners	1,462	40,951
†AMERIGROUP	6,676	230,188
†AMN Healthcare Services	4,258	79,752
†Amsurg	4,033	93,041
†Animal Health International	1,436	15,983
*†Apria Healthcare Group	5,472	142,327
†Assisted Living Concepts	7,593	69,400
†Bio-Reference Labs	1,800	60,768
†Capital Senior Living	2,767	23,298
†Centene	5,401	116,176
Chemed	3,278	203,760
†CorVel	1,308	30,241
†Cross Country Healthcare	4,625	80,799
†CryoLife	2,624	24,797
†Emergency Medical Services	959	29,010
†Emeritus	1,340	36,314
†Gentiva Health Services	3,700	71,077
†HealthExtras	3,703	103,054
†HealthSouth	9,997	175,047
†HealthSpring	6,051	117,995
†Healthways	4,473	241,409
†HMS Holdings	2,837	69,819
†Hythiam	4,177	31,077
†Insulet	736	16,008
†inVentiv Health	3,964	173,702
†Kindred Healthcare	3,952	70,780
Landauer	1,043	53,151
LCA-Vision	2,540	74,651
†LHC Group	1,606	34,481
†Magellan Health Services	5,118	207,688
†Matria Healthcare	2,827	73,954
†MedCath	1,479	40,613
†Molina Healthcare	1,481	53,716
†MWI Veterinary Supply	955	36,051
National Healthcare	873	44,863
†Nighthawk Radiology Holdings	2,425	59,437
†Odyssey Healthcare	5,157	49,559
Owens & Minor	4,976	189,536
†Providence Service	1,609	47,240
†PSS World Medical	8,909	170,429
†Psychiatric Solutions	7,012	275,432
†Radiation Therapy Services	1,463	30,460
†RehabCare Group	2,700	47,493
†Res-Care	2,938	67,104
†Skilled Healthcare Group	2,612	41,139
†Sun Healthcare Group	5,092	85,087
†Sunrise Assisted Living	5,682	200,972
†Visicu	1,857	14,076
		4,467,598
Health Care Technology – 0.40%
*†Allscripts Healthcare Solutions	6,710	181,371
Computer Programs & Systems	1,527	40,252
†Eclipsys	5,669	132,201
†Emageon	2,800	23,464
†Omnicell	3,956	112,904
†Phase Forward	5,235	104,752
†Trizetto Group	6,121	107,179
†Vital Images	2,209	43,120
		745,243
Hotels, Restaurants & Leisure – 3.11%
*†AFC Enterprises	4,074	61,314
Ambassadors Group	2,130	81,153
*Ambassadors International	1,268	31,104
Ameristar Casinos	3,481	97,816
Applebee's International	9,922	246,859
†Bally Technologies I	6,600	233,838
†Benihana	1,437	24,874
†BJ's Restaurants	2,401	50,541
†Bluegreen	3,077	23,847
Bob Evans Farms	4,736	142,932
†Buffalo Wild Wings	1,980	74,686
†California Pizza Kitchen	3,955	69,489
†Carrols Restaurant Group	1,211	13,563
CBRL Group	3,372	137,578
†CEC Entertainment	3,902	104,847
†Chipotle Mexican Grill Class B	4,171	446,298
Churchill Downs	1,188	59,352
Cinemark Holdings	3,519	65,313
CKE Restaurants	8,530	138,271
†Denny's	13,936	55,744
Domino's Pizza	5,340	88,591
Dover Downs Gaming & Entertainment	2,170	22,546
†Gaylord Entertainment	5,292	281,641
†Great Wolf Resorts	3,854	47,635
IHOP	2,192	138,819
†Isle of Capri Casinos	2,145	41,720
†Jack in the Box	4,099	265,780
†Jamba	6,541	45,983
*†Krispy Kreme Doughnuts	7,543	30,172
Landry's Restaurants	2,174	57,524
†Life Time Fitness	4,227	259,284
†Lodgian	2,240	26,432
†Magna Entertainment Class A	3,200	7,264
Marcus	2,448	47,002
†McCormick & Schmick's Seafood Restaurants	1,715	32,293
†Monarch Casino & Resort	1,557	44,297
†Morgans Hotel Group	2,768	60,204
†Mortons Restaurant Group	1,930	30,687
†MTR Gaming Group	3,210	30,591
†Multimedia Games	3,627	30,902
O'Charleys	3,241	49,134
†P.F. Chang's China Bistro	3,219	95,282
†Papa John's International	3,103	75,837
†Pinnacle Entertainment	7,868	214,246
†Premier Exhibitions	3,672	55,374
†Rare Hospitality International	4,145	157,966
†Red Robin Gourmet Burgers	1,982	85,028
†Riviera Holdings	1,465	41,093
Ruby Tuesday	7,050	129,297
†Ruth's Chris Steak House	3,025	43,106
†Shuffle Master	4,523	67,619
*†Six Flags	9,429	32,624
†Sonic	8,791	205,709
Speedway Motorsports	2,028	75,036
†Steak'n Shake	3,712	55,717
†Texas Roadhouse	6,320	73,944
†Town Sports International	1,682	25,583
Triarc Companies Class B	7,809	97,691
†Trump Entertainment Resorts	4,415	28,477
†Vail Resorts	3,956	246,419
†WMS Industries	5,079	168,115
		5,772,083
Household Durables – 1.17%
American Greetings Class A	6,887	181,817
†Avatar Holdings	777	38,796
*Beazer Homes USA	4,957	40,895
Blyth	3,421	69,959
Brookfield Homes	1,560	28,938
†Champion Enterprises	9,448	103,739
CSS Industries	904	32,517
Ethan Allen Interiors	3,685	120,463
Furniture Brands International	5,817	58,984
†Helen of Troy	3,832	73,996
Hooker Furniture	1,494	29,910
*†Hovnanian Enterprises Class A	5,055	56,060
Interface Class A	7,122	128,552
†iRobot	1,833	36,440
Kimball International	3,723	42,368
*La-Z-Boy	6,038	44,560
Libbey	1,679	29,416
Lifetime Brands	1,426	28,934
M/I Homes	1,721	23,905
*†Meritage Homes	3,163	44,662
National Presto Industries	544	28,832
Orleans Homebuilders	400	2,340
†Palm Harbor Homes	1,296	16,174
Russ Berrie & Co.	1,884	31,651
*Sealy	5,982	83,987
Skyline	691	20,785
*Standard-Pacific	8,211	45,489
*†Syntax Brillian	5,923	24,107
Tempur-Pedic International	10,554	377,305
Tupperware Brands	7,691	242,189
†Universal Electronics	1,814	58,955
*†WCI Communities	4,406	26,392
		2,173,117
Household Products – 0.10%
†Central Garden & Pet Class A	8,663	77,793
*†Spectrum Brands	5,491	31,848
WD-40	2,106	71,899
		181,540
Independant Power Producers & Energy Traders – 0.15%
Black Hills	4,935	202,433
Ormat Technologies	1,625	75,303
		277,736
Industrial Conglomerates – 0.40%
†Aldabra 2 Acquisition	3,413	31,365
†Alternative Asset Management	3,375	29,768
†Energy Infrastructure Acquisition	2,603	25,587
†Freedom Acquistions Holdings	7,034	79,133
†Marathon Acquisition	3,908	30,834
†NTR Acquisition	3,045	28,867
Raven Industries	2,160	86,508
†Sequa Class A	954	158,154
Standex International	1,275	26,367

Tredegar	3,794	65,447
Walter Industries	6,611	177,835
		739,865
Insurance – 3.36%
Alfa	3,878	70,502
American Equity Investment Life Holding	7,329	78,054
American Physicians Capital	1,458	56,804
†Amerisafe	2,067	34,188
Amtrust Financial Services	3,316	50,304
Argo Group International Holdings	3,446	149,935
Aspen Insurance Holdings	11,213	312,956
Assured Guaranty	8,617	234,124
Baldwin & Lyons Class B	1,018	27,802
CastlePoint Holdings	817	9,396
†Citizens	4,033	30,852
†CNA Surety	1,726	30,429
*Commerce Group	7,028	207,115
Crawford & Co.	2,026	12,642
†Darwin Professional Undwriters	855	18,468
Delphi Financial Group Class A	5,564	224,897
Donegal Group	1,653	26,746
†eHealth	1,351	37,423
EMC Insurance Group	605	15,724
Employers Holdings	7,239	149,196
†Enstar Group	886	112,301
FBL Financial Group Class A	1,601	63,223
†First Acceptance	1,845	9,317
†First Mercury Financial	1,495	32,157
Flagstone Reinsurance Holdings	1,510	20,068
†FPIC Insurance Group	1,264	54,415
Great American Financial Resources	1,054	25,844
†Greenlight Capital Class A	1,010	20,483
Harleysville Group	2,080	66,518
Hilb, Rogal & Hamilton	4,926	213,444
Horace Mann Educators	5,255	103,576
Independence Holding	522	10,638
Infinity Property & Casualty	2,620	105,376
IPC Holdings	8,092	233,454
James River Group	918	29,743
Kansas City Life Insurance	426	18,778
LandAmerica Financial Group	2,171	84,626
Max Capital Group	7,661	214,814
†Meadowbrook Insurance Group	4,048	36,472
Midland	1,266	69,579
*Montpelier RE Holdings	14,212	251,552
National Financial Partners	4,795	254,039
National Interstate	991	30,513
†National Western Life Insurance	275	70,389
†Navigators Group	1,644	89,187
NYMAGIC	608	16,908
Odyssey Re Holdings	3,593	133,336
Phoenix Companies	14,620	206,288
Platinum Underwriters Holdings	7,610	273,657
†PMA Capital	4,198	39,881
Presidential Life	2,696	45,724
†ProAssurance	4,411	237,621
†Ram Holdings	2,000	18,600
RLI	2,704	153,371
Safety Insurance Group	2,203	79,176
†Scottish Group	7,476	23,848
†SeaBright Insurance Holdings	2,780	47,455
Security Capital Assurance	3,010	68,748
Selective Insurance Group	7,035	149,705
State Auto Financial	1,641	47,999
Stewart Information Services	2,254	77,245
Tower	2,562	67,073
†United America Indemnity	3,110	66,896
United Fire & Casualty	2,844	111,172
†Universal American Financial	5,051	115,213
†Validus Holdings	1,325	32,118
Zenith National Insurance	4,876	218,884
		6,228,981
Internet & Catalog Retail – 0.81%
†1-800-FLOWERS.com Class A	3,982	46,151
*†Blue Nile	1,813	170,640
FTD Group	2,062	30,683
†Gaiam	2,938	70,600
†GSI Commerce	2,998	79,747
†Mercadolibre	1,609	58,938
*†NetFlix	5,714	118,394
†Orbitz Worldwide	2,999	33,859
†Overstock.com	2,033	58,550
†PetMed Express	3,434	48,110
†priceline.com	4,820	427,774
†Shutterfly	1,666	53,162
†Stamps.com	2,881	34,486
†Systemax	1,597	32,643
†ValueVision International	3,613	26,772
†VistaPrint	5,480	204,788
		1,495,297
Internet Software & Services – 2.18%
†Ariba	9,707	104,641
†Art Technology Group	20,119	60,759
†AsiaInfo Holdings	3,271	29,635
†Authorize.Net Holdings	3,634	64,067
*†Bankrate	1,293	59,633
†Chordiant Software	4,616	63,978
†CMGI	59,129	80,415
†CNET Networks	19,692	146,705
†Cybersource	4,139	48,385
†DealerTrack Holdings	4,235	177,362
†Digital River	5,258	235,296
†DivX	2,691	40,015
†EarthLink	16,233	128,565
†Equinix	4,135	366,733
†Greenfield Online	2,242	34,191
†Ibasis	3,425	36,819
*Imergent	1,437	32,232
†Infospace	4,169	73,208
†Internap Network Services	5,626	79,720
†Internet Capital Group	5,273	63,276
†Interwoven	6,215	88,439
†iPass	8,431	35,410
†j2 Global Communications	6,251	204,595
†Keynote Systems	1,830	25,126
†Knot	3,266	69,435
†Liquidity Services	1,000	10,990
†LivePerson	4,280	26,365
†Loopnet	3,415	70,144
Marchex	3,808	36,214
†Move	12,957	35,761
†NIC	5,068	35,172
*†On2 Technologies	11,655	13,520
†Online Resources	4,079	51,559
†Openwave Systems	11,523	50,471
†Perficient	3,693	80,766
†RealNetworks	13,854	93,930
†S1	7,640	69,142
†SAVVIS	3,698	143,408
*†Sohu.com	3,473	130,967
†SonicWALL	8,620	75,253
†Sourcefire	775	7,037
†TechTarget	722	12,202
*†Terremark Worldwide	5,499	39,428
TheStreet.com	3,439	41,646
†Travelzoo	710	16,295
United Online	8,582	128,816
†ValueClick	12,982	291,576
†Vignette	3,879	77,852
†Vocus	1,338	39,123
†Websense	5,785	114,138
		4,040,415
IT Services – 1.46%
†BearingPoint	24,732	100,165
*†CACI International	3,868	197,615
Cass Information Systems	650	23,251
†CGS Systems International	5,877	124,886
†CIBER	6,721	52,491
†Euronet Worldwide	6,022	179,275
†ExlService Holdings	3,142	66,799
†Forrester Research	2,154	50,770
†Gartner Group	8,525	208,521
Gevity HR	3,411	34,963
Heartland Payment Systems	2,051	52,711
†iGate	2,335	20,011
infoUSA	4,466	41,489
Integral Systems	1,144	24,585
†Isilon Systems	512	3,942
†Lionbridge Technologies	8,895	35,491
†Mantech International	2,365	85,093
MAXIMUS	2,879	125,467
†MPS Group	13,394	149,343
†Ness Technologies	4,528	49,446
*†Omniture	4,297	130,285
†Perot Systems Class A	10,635	179,838
†RightNow Technologies	2,008	32,309
†Safeguard Scientifics	14,349	32,859
†Sapient	9,868	66,214
†SI International	1,700	48,569
†SRA International Class A	5,084	142,759
†STEC	3,774	28,796
†Syke Enterprises	3,906	64,879
Syntel	1,398	58,129
†TNS	3,154	50,653
†Tyler Technologies	4,765	63,613
†Wright Express	5,166	188,506
		2,713,723
Leisure Equipment & Products – 0.58%
Artic Cat	1,538	25,162
Callaway Golf	9,245	148,012
†JAKKS Pacific	3,980	106,306
†LeapFrog Enterprises	3,758	31,004
Marine Products	1,434	12,160
†MarineMax	2,433	35,424
†Marvel Entertainment	6,642	155,688
*Nautilus	4,962	39,547
Oakley	2,934	85,174
Polaris Industries	4,609	201,044
†RC2	2,927	81,049
†Smith & Wesson Holding	4,164	79,491
†Steinway Musical Instruments	840	24,881
†Sturm Ruger & Co.	3,102	55,557
		1,080,499
Life Sciences Tools & Services – 1.41%
†Affymetrix	8,581	217,700
*†Albany Molecular Research	3,215	48,547
†Bio-Rad Laboratories Class A	2,345	212,223
†Bruker BioSciences	7,565	66,572
Cambrex	3,418	37,222
†Dionex	2,567	203,974
†Enzo Biochem	4,099	46,524
†eResearch Technology	5,521	62,884
†Exelixis	12,010	127,186
*†Illumina	6,977	361,966
†Kendle International	1,792	74,422
†Luminex	4,915	74,118
Medivation	2,676	53,654
*†Nektar Therapeutics	11,707	103,373
†Parexel International	3,656	150,883
†Pharmanet Development Group	2,682	77,858
†PRA International	2,330	68,502
†Qiagen	921	17,877
†TomoTherapy	1,213	28,178
†Varian	4,017	255,521
†Ventana Medical Systems	3,867	332,213
		2,621,397
Machinery – 2.94%
*†3D Systems	1,698	40,107
†A.S.V.	3,177	44,573
†Accuride	2,517	30,481
*Actuant Class A	3,669	238,375
Albany International	3,720	139,463
†Altra Holdings	1,071	17,854
American Railcar Industries	1,386	30,520
American Science & Engineering	1,305	81,771
Ampco-Pittsburgh	1,170	46,075
†Astec Industries	2,495	143,338
Badger Meter	1,975	63,299
Barnes Group	5,717	182,487
†Basin Water	800	9,464
†Blount International	4,243	48,200
*Briggs & Stratton	6,285	158,256
Bucyrus International	4,868	355,022
Cascade	1,625	105,901
†Chart Industries	1,366	43,931
CIRCOR International	2,201	99,947
CLARCOR	6,697	229,104
†Columbus Mckinnon	2,484	61,827
†Commercial Vehicle Group	2,486	31,895
Dynamic Materials	1,759	84,239
†EnPro Industries	2,628	106,697
†ESCO Technologies	3,086	102,579
Federal Signal	6,199	95,217
†Flow International	4,683	41,304
*†Force Protection	8,645	187,251
FreightCar America	1,650	63,030
†Gehl	1,450	32,379
Gorman-Rupp	1,288	42,710
Greenbrier	1,938	51,764
Hardinge	1,554	54,126
†Hurco Companies	651	35,193
†Kadant	1,841	51,548
Kaydon	3,741	194,495
†LB Foster	1,457	63,321
Lindsay	1,599	70,004
†Middleby	1,808	116,688
†Miller Industries	1,128	19,311
*Mueller Industries	4,836	174,773
*Mueller Water Products Class A	15,434	191,227
NACCO Industries Class A	684	70,780
*Nordson	4,204	211,083
†RBC Bearings	2,718	104,235
Robbins & Myers	2,013	115,325
Sun Hydraulics	1,152	36,634
†Tecumseh Products Class A	2,364	45,507
Tennant	2,279	110,987
Titan International	2,937	93,749
†Trimas	1,384	18,366
†TurboChef Technologies	2,197	29,000
Twin Disc	472	27,470
Valmont Industries	2,421	205,422
Wabash National	4,367	49,303
Wabtec	6,095	228,319
Watts Water Technologies	3,964	121,695
		5,447,621
Marine – 0.37%
*†American Commercial Lines	8,138	193,114
*Eagle Bulk Shipping	5,281	135,933
Genco Shipping & Trading	2,243	146,984
Horizon Lines	4,264	130,180
†Star Maritime Acquisition	2,756	38,612
†TBS International Class A	455	18,769
†Ultrapetrol Bahamas	1,571	26,094
		689,686
Media – 1.84%
Arbitron	3,718	168,574
Belo Class A	11,293	196,045
Carmike Cinemas	1,649	30,292
Catalina Marketing	4,877	157,966
*†Charter Communications Class A	51,469	132,790
*Citadel Broadcasting	24,327	101,200
†CKX	4,896	60,270
Courier	1,116	39,294
†Cox Radio Class A	4,781	62,392
†Crown Media Holdings	2,096	15,070
†Cumulus Media	4,188	42,801
†DG FastChannel	1,366	32,210
†Dolan Media	723	17,569
†Emmis Communications Class A	4,156	20,531
Entercom Communications Class A	4,205	81,283
†Entravision Communications Clasa A	8,112	74,793
†Fisher Communications	741	36,954
*Gatehouse Media	3,200	40,800
†Gemstar-TV Guide International	32,394	225,461
†Global Sources	1,622	35,960
Gray Television Class B	5,108	43,367
†Harris Interactive	8,805	37,950
Interactive Data	4,824	136,037
Journal Communications Class A	5,938	56,292
†Knology	3,267	54,657
†Lakes Entertainment	2,504	23,863
Lee Enterprises	6,279	97,764
†Lin TV Class A	3,684	47,929
†Live Nation	8,470	179,988
†Lodgenet Entertainment	2,871	72,809
†Martha Stewart Living Class A	3,354	39,074
Media General Class A	3,102	85,336
†Mediacom Communications	7,435	52,417
†Morningstar	1,646	101,064
National CineMedia	5,647	126,493
†Nexstar Broadcasting Group	1,239	12,997
†Playboy Enterprises	3,957	42,498
†PRIMEDIA	5,176	72,671
†Radio One Class D	10,571	39,430
†RCN	3,383	41,611
†Salem Communications Holding Class A	600	4,800
†Scholastic	4,554	158,752
Sinclair Broadcasting Group	6,238	75,106
†Spanish Broadcasting Systems Class A	4,570	11,791
†Sun-Times Media Group	9,300	21,111
†Tivo	11,313	71,838
†Valassis Communications	6,586	58,747
Value Line	130	6,405
Westwood One	10,046	27,627
World Wrestling Entertainment	2,611	39,374
		3,412,053
Metals & Mining – 1.62%
AM Castle & Co.	1,320	43,032
AMCOL International	3,072	101,652
†Apex Silver Mines	7,436	144,630
†Brush Engineered Materials	2,700	140,103
†Century Aluminum	3,834	201,860
†Claymont Steel Holdings	932	18,873
*†Coeur d'Alene Mines	36,107	136,846
Compass Minerals International	4,309	146,678
Gibraltar Industries	3,699	68,432
†Haynes International	1,476	126,006
†Hecla Mining	15,287	136,819
†Idaho General Mines	5,013	33,286
Kaiser Aluminum	1,915	135,142
Metal Management	3,503	189,863
†Northwest Pipe	1,042	39,408
Olympic Steel	1,451	39,409
Quanex	4,664	219,115
Royal Gold	3,241	106,143
†RTI International Metals	2,972	235,560
Ryerson	3,494	117,888
Schnitzer Steel Industries Class A	2,921	214,080
†Stillwater Mining	4,910	50,524
†Universal Stainless & Alloy	774	30,797
†Uranium Resources	6,572	61,711
†US Gold	5,370	33,670
†Wheeling-Pittsburgh	1,456	28,101
*Worthington Industries	9,007	212,205
		3,011,833
Multiline Retail – 0.14%
†99 Cents Only Stores	5,638	57,902
Bon-Ton Stores	1,211	27,514
*†Conn's	1,402	33,494
Fred's	5,393	56,788

†Retail Ventures	3,471	36,133
*Tuesday Morning	4,918	44,213
		256,044
Multi-Utilities & Unregulated Power – 0.43%
†Aquila	50,099	200,897
Avista	6,964	141,717
CH Energy Group	2,057	98,325
Northwestern	4,747	128,976
PNM Resources	9,983	232,404
		802,319
Oil, Gas & Consumable Fuels – 3.36%
Alon USA Energy	1,640	55,399
†Alpha Natural Resources	7,918	183,935
APCO Argentina	144	15,180
*†Arena Resources	2,024	132,572
Arlington Tankers	1,370	33,743
Atlas America	3,044	157,162
†ATP Oil & Gas	2,881	135,493
†Aventine Renewable Energy	4,479	47,343
*Berry Petroleum Class A	5,191	205,512
*†Bill Barrett	3,794	149,522
†Bois d'Arc Energy	1,913	36,672
†BPZ Energy	8,221	64,124
†Brigham Exploration	7,852	46,562
†Callon Petroleum	2,350	32,712
†Carrizo Oil & Gas	2,994	134,311
†Clayton Williams Energy	966	31,878
†Comstock Resources	5,407	166,752
†Concho Resources	1,871	29,562
†Contango Oil & Gas	1,647	59,621
Crosstex Energy	4,519	171,315
Delek US Holdings	1,467	36,792
†Delta Petroleum	9,116	163,632
Double Hull Tankers	2,194	32,669
†Edge Petroleum	4,342	55,751
†Encore Acquisition	6,811	215,568
†Energy Partners	4,242	62,273
*†Evergreen Energy	9,083	46,323
†Exco Resources	7,469	123,537
†FX Energy	3,687	27,468
General Maritime	3,619	101,006
*†Geoglobal Resources	4,379	15,764
†GeoMet	1,353	6,887
†GMX Resources	1,510	48,577
Golar LNG	4,396	98,119
†Goodrich Petroleum	2,066	65,492
†Grey Wolf	23,184	151,855
†Gulfport Energy	2,199	52,028
†Harvest Natural Resources	4,896	58,458
*†International Coal Group	15,579	69,171
Kayne Anderson Energy Development	1,166	29,710
Knightsbridge Tankers	2,151	57,862
†Mariner Energy	11,079	229,446
Markwest Hydrocarbon	923	53,654
*†McMoRan Exploration	3,733	50,209
†Meridian Resource	10,872	26,963
NGP Capital Resources	2,178	35,349
*Nordic American Tanker	4,218	165,514
*†Oilsands Quest	14,771	65,436
†Pacific Ethanol	4,198	40,385
†Parallel Petroleum	4,851	82,418
Penn Virginia	4,819	211,940
†PetroHawk Energy	21,583	354,394
†Petroleum Development	1,918	85,063
†Petroquest Energy	5,492	58,929
*†Rentech	20,396	44,055
†Rosetta Resources	6,809	124,877
Ship Finance International	3,988	104,765
†Stone Energy	3,716	148,677
†Swift Energy	3,663	149,890
†Toreador Resources	2,447	28,948
†TXCO Resources	4,761	42,659
†US BioEnergy	608	4,688
*†USEC	11,175	114,544
†Vaalco Energy	8,292	37,894
†Venoco	1,676	28,743
*†VeraSun Energy	4,140	45,540
†Warren Resources	7,489	93,912
†Whiting Petroleum	5,497	244,343
World Fuel Services	3,729	152,180
		6,233,727
Paper & Forest Products – 0.31%
*Bowater	7,040	105,037
†Buckeye Technologies	5,423	82,104
Deltic Timber	1,322	75,248
Glatfelter	6,183	91,756
†Mercer International SBI	4,495	42,478
Neenah Paper	2,132	70,548
Schweitzer-Mauduit International	1,888	43,990
Wausau Paper	5,603	62,473
		573,634
Personal Products – 0.40%
†American Oriental Bioengineering	6,507	72,553
*†Chattem	2,215	156,203
†Elizabeth Arden	3,323	89,588
Inter Parfums	957	22,652
*Mannatech	2,245	18,185
†Medifast	1,200	6,696
Nu Skin Enterprises Class A	6,509	105,185
†Playtex Products	6,791	124,139
†Prestige Brands Holdings	3,886	42,668
†Revlon	28,012	32,214
†Synutra International	375	11,194
†Tiens Biotech Group (USA)	207	693
*†USANA Health Sciences	1,452	63,525
		745,495
Pharmaceuticals – 1.51%
*†Adams Respiratory Therapeutics	4,676	180,213
*†Adolor	5,100	17,442
†Akorn	6,060	45,389
†Alexza Pharmaceuticals	2,367	20,498
*Alpharma Class A	5,380	114,917
†Auxilium Pharmaceuticals	3,899	82,191
†Beijing Med-Pharm	3,107	36,197
†Bentley Pharmaceuticals	2,297	28,667
†Biodel	470	8,009
†BioMimetic Therapeutics	1,251	16,688
†Bradley Pharmaceuticals	2,050	37,310
†Cadence Pharmaceuticals	1,638	22,932
†Caraco Pharmaceutical Laboratories	832	12,688
†Cypress Bioscience	4,189	57,347
†Discovery Laboratories	9,865	26,537
†DURECT	8,028	43,993
†Javelin Pharmaceuticals	4,958	24,889
†KV Pharmaceutical Class A	4,546	130,016
†Medicines	6,485	115,498
*Medicis Pharmaceutical Class A	6,910	210,824
†MGI PHARMA	10,030	278,632
†Nastech Pharmaceutical	4,122	54,864
†Noven Pharmaceuticals	3,208	51,103
†Obagi Medical Products	202	3,731
†Pain Therapeutics	5,812	54,342
†Par Pharmaceuticals	4,414	81,924
†Penwest Pharmaceuticals	3,196	35,188
Perrigo	10,116	215,977
†PharMerica	4,022	60,008
†POZEN	3,806	42,094
†Salix Pharmaceuticals	6,618	82,196
†Santarus	6,901	18,288
*†Sciele Pharma	4,362	113,499
†Sirtris Pharmaceticals	1,099	18,771
†Somaxon Pharmaceuticals	650	6,611
†SuperGen	7,337	31,843
†Syntha Pharmaceuticals	506	3,340
*Valeant Pharmaceuticals International	12,076	186,936
†Viropharma	8,978	79,904
†Vivus	6,806	33,758
†XenoPort	2,574	121,107
		2,806,361
Real Estate Investment Trusts – 5.66%
Acadia Realty Trust	4,065	110,283
Agree Realty	1,237	38,768
*Alesco Financial	6,970	34,292
†Alexander's	241	92,906
Alexandria Real Estate Equities	3,844	370,022
American Campus Communities	3,031	88,778
American Financial Realty Trust	16,646	134,000
Anthracite Capital	7,963	72,463
Anworth Mortgage Asset	4,939	26,621
Arbor Realty Trust	1,693	31,981
Ashford Hospitality Trust	13,881	139,504
Associated Estates Realty	1,834	23,915
BioMed Realty Trust	8,580	206,778
BRT Realty Trust	819	14,201
Capital Lease Funding	5,468	56,047
Capital Trust	1,775	63,013
CBRE Realty Finance	3,045	17,966
Cedar Shopping Centers	5,011	68,250
Corporate Office Properties Trust	5,075	211,272
Cousins Properties	5,263	154,522
Crystal River Capital	3,155	53,036
DCT Industrial Trust	21,785	228,089
Deerfield Triarc Capital	6,074	54,970
DiamondRock Hospitality	12,014	209,164
Digital Realty Trust	6,774	266,827
EastGroup Properties	2,931	132,657
Education Realty Trust	3,761	50,774
Entertainment Properties Trust	3,461	175,819
Equity Inns	6,983	157,676
Equity Lifestyle Properties	2,668	138,202
*Equity One	4,778	129,962
Extra Space Storage	8,159	125,567
FelCor Lodging Trust	7,926	157,965
*First Industrial Realty Trust	5,856	227,623
First Potomac Realty Trust	3,087	67,297
*Franklin Street Properties	7,431	128,185
Friedman Billings Ramsey Group Class A	20,403	94,058
Getty Realty	1,905	51,816
Glimcher Realty Trust	5,017	117,900
GMH Communities Trust	4,647	36,014
Gramercy Capital	2,163	54,443
Healthcare Realty Trust	6,354	169,398
Hersha Hospitality Trust	4,697	46,500
Highwoods Properties	7,379	270,587
Home Properties	4,411	230,166
*IMPAC Mortgage Holdings	9,375	14,438
Inland Real Estate	8,749	135,522
Investors Real Estate Trust	5,770	62,316
JER Investors Trust	2,824	35,159
Kite Realty Group Trust	2,766	52,001
LaSalle Hotel Properties	5,174	217,722
Lexington Reality Trust	8,847	177,028
LTC Properties	2,604	61,637
*Luminent Mortgage Capital	7,456	12,452
Maguire Properties	4,941	127,626
Medical Properties Trust	6,637	88,405
MFA Mortgage Investments	9,483	76,054
Mid-America Apartment Communities	3,307	164,854
Mission West Properties	2,290	27,824
National Health Investors	2,955	91,339
National Retail Properties	8,777	213,983
Nationwide Health Properties	11,651	351,044
Newcastle Investment	5,333	93,967
NorthStar Realty Finance	8,147	80,900
*Novastar Financial	1,503	13,334
Omega Healthcare Investors	8,314	129,116
Parkway Properties	2,162	95,431
Pennsylvania Real Estate Investment Trust	4,121	160,472
Post Properties	5,709	220,938
Potlatch	4,886	220,017
PS Business Parks	1,888	107,333
Quadra Realty Trust	1,972	18,793
*RAIT Investment Trust	8,195	67,445
Ramco-Gershenson Properties	2,199	68,697
*Realty Income	13,153	367,625
Redwood Trust	2,492	82,784
Republic Property Trust	2,858	41,927
Resource Capital	2,293	25,819
Saul Centers	1,185	61,028
Senior Housing Properties Trust	10,372	228,806
Sovran Self Storage	2,608	119,551
Strategic Hotel & Resorts	9,726	200,258
Sun Communities	2,326	69,966
Sunstone Hotel Investors	8,045	206,274
*Tanger Factory Outlet Centers	3,967	161,021
Universal Health Realty Income Trust	1,708	60,685
Urstadt Biddle Properties	2,642	40,872
U-Store-It Trust	6,206	81,919
*Washington Real Estate Investment Trust	5,888	195,364
Winthrop Reality Trust	5,629	37,883
		10,497,906
Real Estate Management & Development – 0.14%
Consolidated-Tomoka Land	692	46,509
†Grubb & Ellis	1,843	17,140
†HFF Class A	1,834	21,770
†Hilltop Holdings	5,304	62,269
†Meruelo Maddux Properties	5,948	35,153

†Tejon Ranch	1,262	52,246
Thomas Properties Group	2,452	29,424
		264,511
Road & Rail – 0.56%
†Amerco	1,369	86,877
Arkansas Best	2,955	96,510
†Celadon Group	3,577	42,101
†Dollar Thrifty Automotive Group	3,140	108,927
†Genesee & Wyoming Class A	4,408	127,127
Heartland Express	7,748	110,641
Knight Transportation	6,927	119,214
†Marten Transport	2,189	33,732
†Old Dominion Freight Line	4,036	96,743
†Patriot Transportation Holding	100	9,834
†RSC Holdings	2,882	47,265
†Saia	1,949	32,217
†Universal Truckload Services	905	19,874
*Werner Enterprises	6,243	107,067
		1,038,129
Semiconductors & Semiconductor Equipment – 3.70%
†Actel	3,649	39,154
†Advanced Analogic Technology	5,489	58,403
†Advanced Energy Industries	4,317	65,187
†AMIS Holdings	7,808	75,816
†Amkor Technology	13,291	153,112
†Anadigics	7,387	133,557
†Applied Micro Circuits	37,467	118,396
†Asyst Technologies	6,638	35,115
†Atheros Communications	6,999	209,760
*†ATMI	4,601	136,880
†Axcelis Technologies	13,306	67,994
†Brooks Automation	9,974	142,030
†Cabot Microelectronics	3,144	134,406
†Cavium Networks	697	22,653
†Cirrus Logic	10,696	68,454
Cohu	3,278	61,463
†Conexant Systems	61,720	74,064
†Credence Systems	14,448	44,644
†Cymer	4,837	185,692
†Diodes	3,948	126,731
†DSP Group	3,768	59,647
†Eagle Test System	1,215	15,576
†Entegris	17,788	154,400
†Exar	5,309	69,336
†FEI	5,497	172,771
†FormFactor	5,996	266,043
†Genesis Microchip	5,153	40,400
†Hittite Microwave	1,917	84,636
†Intevac	3,082	46,846
†IXYS	4,155	43,337
†Kulicke & Soffa Industries	7,733	65,576
†Lattice Semiconductor	15,294	68,670
†LTX	9,612	34,315
†Mattson Technology	7,579	65,558
Micrel	7,339	79,261
†Microsemi	9,645	268,903
†Microtune	9,022	54,312
†Mindspeed Technologies	11,900	19,754
†MIPS Technologies	5,638	44,540
†MKS Instruments	6,107	116,155
†Monolithic Power Systems	2,631	66,827
†Netlogic Microsystems	1,828	66,009
*†OmniVision Technologies	6,955	158,087
*†ON Semiconductor	30,883	387,890
†PDF Solutions	2,929	28,939
†Pericom Semiconductor	3,401	39,860
†Photronics	4,991	56,947
†PLX Technology	4,408	47,606
†PMC-Sierra	27,141	227,713
†RF Micro Devices	24,382	164,091
†Rudolph Technologies	3,712	51,337
†Semitool	3,133	30,390
†Semtech	9,452	193,577
†Sigma Designs	3,173	153,066
†Silicon Image	11,075	57,036
†Silicon Storage Technology	12,364	39,812
†SiRF Technology Holdings	6,527	139,351
†Skyworks Solutions	20,011	180,899
†Spansion	11,398	96,313
†Standard Microsystems	3,030	116,413
†Supertex	1,591	63,449
†Techwell	1,318	13,997
†Tessera Technologies	6,014	225,525
†Trident Microsystems	7,289	115,822
†TriQuint Semiconductor	19,749	96,968
†Ultra Clean Holdings	2,213	32,531
†Ultratech Stepper	4,002	55,468
†Veeco Instruments	3,872	75,039
†Volterra Semiconductor	2,904	35,661
†Zoran	6,066	122,533
		6,862,703
Software – 3.51%
†ACI Worldwide	4,916	109,873
†Actuate	6,572	42,389
†Advent Software	2,458	115,452
†Ansoft	2,201	72,589
†ANSYS	9,856	336,779
†Aspen Technology	11,497	164,637
Blackbaud	5,767	145,559
†Blackboard	3,620	165,941
†Borland Software	9,433	41,034
†Bottomline Technologies	3,577	44,820
†Commvault Systems	4,767	88,285
†Concur Technologies	4,807	151,517
†Double-Take Software	1,281	24,480
†Epicor Software	7,387	101,719
†EPIQ Systems	3,248	61,127
†eSpeed	3,623	30,904
†FalconStor Software	4,536	54,659
†Glu Mobile	694	6,295
Henry (Jack) & Associates	10,294	266,203
*†i2 Technologies	2,230	34,008
†Informatica	10,817	169,827
†Interactive Intelligence	1,519	28,861
†Intervoice	5,072	47,626
†JDA Software Group	3,324	68,674
†Lawson Software	16,364	163,804
*†Macrovision	6,849	168,691
†Magma Design Automation	4,730	66,551
†Manhattan Associates	3,474	95,222
†Mentor Graphics	11,256	169,966
†MICROS Systems	5,244	341,226
†MicroStrategy	1,221	96,874
*†Midway Games	3,820	16,655
†MSC.Software	5,528	75,291
*†Net 1 UEPS Technologies	5,545	150,658
†Nuance Communications	17,175	331,648
†OpenTV	10,925	16,169
†Parametric Technology	14,817	258,112
Pegasystems	1,624	19,326
†Progress Software	5,408	163,862
QAD	2,122	18,377
Quality Systems	1,946	71,282
†Quest Software	8,529	146,358
†Radiant Systems	3,739	59,188
*Renaissance Learning	1,010	12,211
†Secure Computing	7,165	69,715
†Smith Micro Software	3,535	56,772
†Solera Holdings	3,301	59,385
†Sonic Solutions	2,921	30,583
*†SourceForge	10,434	25,563
†SPSS	2,599	106,923
†Super Micro Computer	1,038	10,131
†Sybase	11,433	264,445
†Synchronoss Technolgies	2,192	92,196
*†Take-Two Interactive Software	8,967	153,156
†THQ	8,508	212,530
†TIBCO Software	26,827	198,252
†Ultimate Software Group	3,303	115,275
†Unica	1,144	12,847
†Vasco Data Security International	3,783	133,578
†Visual Sciences	2,144	30,959
†Wind River Systems	10,251	120,654
		6,507,693
Specialty Retail – 2.84%
Aaron Rents	5,642	125,817
†AC Moore Arts & Crafts	2,602	41,008
†Aeropostale	9,963	189,895
†America's Car-Mart	1,100	12,441
Asbury Automotive Group	2,950	58,440
Bebe Stores	3,769	55,140
Big 5 Sporting Goods	3,121	58,363
*Blockbuster Class A	24,762	132,972
Books-A-Million	2,429	32,136
Borders Group	8,179	109,026
Buckle	1,648	62,525
†Build-A-Bear Workshop	2,089	37,101
*†Cabela's Class A	5,187	122,673
†Cache	2,435	43,465
†Casual Male Retail Group	4,696	42,076
Cato Class A	3,979	81,331
†Charlotte Russe Holding	3,040	44,506
†Charming Shoppes	16,043	134,761
†Children's Place	2,842	69,004
Christopher & Banks	4,554	55,194
†Citi Trends	1,636	35,599
†Collective Brands	8,483	187,135
†CSK Auto	5,483	58,394
DEB Shops	457	12,289
†Dress Barn	6,163	104,833
*†DSW Class A	2,265	57,010
†Eddie Bauer Holdings	3,819	32,843
Finish Line Class A	5,744	24,929
†Genesco	2,862	132,024
Group 1 Automotive	3,138	105,343
†Guitar Center	3,820	226,525
†Gymboree	4,279	150,792
*Haverty Furniture Companies	2,520	22,100
†Hibbett Sports	4,422	109,666
†HOT Topic	5,867	43,768
†J. Crew Group	4,952	205,508
†Jo-Ann Stores	3,293	69,482
*†Jos. A. Bank Clothiers	2,396	80,074
Lithia Motors	2,138	36,474
*Men's Wearhouse	7,034	355,357
†Midas	2,231	42,099
Monro Muffler	1,610	54,402
†New York & Co.	2,643	16,122
†Pacific Sunwear of California	8,999	133,185
PEP Boys-Manny Moe & Jack	5,574	78,203
†Pier 1 Imports	10,417	49,272
†Rent-A-Center	9,272	168,101
†Restoration Hardware	3,200	10,528
†Sally Beauty Holdings	11,839	100,040
*†Select Comfort	6,878	95,948
†Shoe Carnival	1,431	22,581
Sonic Automotive	3,715	88,937
Stage Stores	5,937	108,232
Stein Mart	4,202	31,977
Syms	426	6,394
*Talbots	2,610	46,980
†Tween Brands	4,053	133,101
†Warnaco Group	5,994	234,185
†West Marine	1,951	22,534
†Wet Seal	11,696	45,264
*†Zale	5,956	137,822
†Zumiez	2,098	93,088
		5,277,014
Textiles, Apparel & Luxury Goods – 1.35%
Brown Shoe	5,483	106,370
†Carter's	7,161	142,862
Cherokee	1,120	42,963
Columbia Sportswear	1,829	101,162
*†Deckers Outdoor	1,583	173,813
†Fossil	5,698	212,877
†G-III Apparel Group	1,517	29,870
†Heelys	1,132	9,022
†Iconix Brand Group	6,372	151,590
K Swiss	3,485	79,841
Kellwood	3,170	54,049
Kenneth Cole Productions Class A	1,306	25,297
†Lululemon AthleticaI	1,939	81,496
†Madden (Steven)	2,780	52,681
†Maidenform Brands	2,533	40,224
Movado Group	2,350	75,012
Oxford Industries	1,810	65,377
†Perry Ellis International	1,762	48,825
†Quiksilver	15,515	221,865
†Skechers USA Class A	2,355	52,046
†Timberland	6,293	119,315
†True Religion Apparel	2,180	38,368
†Under Armour Class A	3,139	187,775
UniFirst	1,804	67,578
†Volcom	2,001	85,083
Weyco Group	1,420	44,602
Wolverine World Wide	6,940	190,156
Xerium Technologies	1,916	10,346
		2,510,465
Thrift & Mortgage Finance – 1.51%
†Accredited Home Lenders Holding	2,834	33,073
Anchor Bancorp Wisconsin	2,848	76,896
Bank Mutual	7,683	90,583
BankAtlantic Bancorp Class A	6,893	59,762
BankUnited Financial Class A	4,466	69,402
Berkshire Hills Bancorp	917	27,721
Brookline Bancorp	8,589	99,547
*Centerline Holding	6,133	94,142
City Bank	1,895	54,424
†Clayton Holdings	1,447	11,590
Clifton Savings Bancorp	1,341	15,864
*Corus Bankshares	5,048	65,725
Delta Financial	1,860	9,133
Dime Community Bancshares	3,952	59,161
†Doral Financial	490	10,760
*Downey Financial	2,754	159,181
Federal Agricutural Mortgage Class C	1,534	45,038
First Busey Class A	2,674	58,587
First Financial Holdings	1,340	41,915
First Niagara Financial Group	14,341	202,924
First Place Financial	1,762	31,187
*†FirstFed Financial	2,154	106,731
Flagstar Bancorp	5,573	54,225
Flushing Financial	2,219	37,279
†Franklin Bank	3,240	29,808
*Fremont General	8,369	32,639
Kearny Financial	2,577	32,960
KNBT Bancorp	3,107	51,390
NASB Financial	314	11,273
*NewAlliance Bancshares	14,908	218,848
†NexCen Brands	5,278	35,468
Northwest Bancorp	2,496	71,036
†Ocwen Financial	4,779	45,066
†Oritani Financial	1,274	20,180
Partners Trust Financial Group	6,294	76,598
PFF Bancorp	3,218	49,364
Provident Financial Services	8,581	140,471
Provident New York Bancorp	4,865	63,780
Rockville Financial	879	12,535
Roma Financial	1,435	24,539
TierOne	2,482	65,699
†Triad Guaranty	1,465	27,791
Trustco Bank	9,875	107,934
United Community Financial	3,890	28,086
ViewPoint Financial	1,600	29,568
W Holding	13,294	29,779
†Wauwatosa Holdings	1,430	23,238
Westfield Financial	681	6,613
WSFS Financial	835	52,104
		2,801,617
Tobacco – 0.19%
†Alliance One International	12,271	80,252
Universal	3,476	170,151
Vector Group	4,287	96,075
		346,478
Trading Company & Distributors – 0.62%
Applied Industrial Technologies	5,728	176,594
†Beacon Roofing Supply	5,848	59,767
Bluelinx Holdings	1,746	12,292
Electro Rent	2,082	29,169
†H&E Equipment Services	2,235	40,185
Houston Wire & Cable	1,975	35,767
†Interline Brands	3,496	80,373
Kaman Class A	3,289	113,668
Lawson Products	479	16,674
†Nuco2	2,334	60,077
†Rush Enterprises	3,164	80,207
TAL International	1,863	46,705
†TransDigm Group	1,083	49,504
UAP Holding	6,774	212,434
Watsco	3,066	142,354
		1,155,770
Water Utilites – 0.19%
American States Water	2,106	82,134
†Cadiz	1,104	20,866
*California Water Service Group	2,388	91,913
Consolidated Water	1,976	59,320
SJW	1,706	58,243
Southwest Water	3,591	45,354
		357,830
Wireless Telecommunication Services – 0.44%
†Aruba Networks	743	14,860
†Centennial Communications	2,677	27,091
†Dobson Communications Class A	18,967	242,588
†FiberTower	14,990	57,562
†Harris Stratex Networks Class A	3,360	58,699
†ICO Global Communications	10,621	36,961
†InPhonic	4,108	11,297
†iPCS	2,305	79,269
†Nextwave Wireless	2,800	16,016
*†PAETEC Holding	8,901	110,995
†Rural Cellular Class A	1,533	66,686
†Syniverse Holdings	2,878	45,760
†USA Mobility	3,218	54,288
		822,072
Total Common Stock (cost $183,142,983)		176,399,919

Short-Term Investment – 4.48%
Money Market Instrument – 4.48%
Dreyfus Cash Management Fund	8,315,774	8,315,774

Total Short-Term Investment (cost $8,315,774)		8,315,774
	Principal
	Amount
	(U.S.$)
∞^U.S. Treasury Obligation– 0.24%
U.S. Treasury Bill 4.082% 12/20/07	$450,000	446,332

Total U.S. Treasury Obligation (cost $445,960)		446,332

Total Value of Securities Before Securities Lending Collateral – 99.80%
(cost $191,904,717)		185,162,025
	Number of
	Shares
Securities Lending Collateral** – 9.08%
Repurchase Agreement – 1.12%
Deutche Bank 4.83%, due 10/1/07,
(dated 9/28/07, repurchase price $2,078,098,
collateralized by 5.625% Fannie Mae Medium-Term
Notes, due 6/29/12, market value $2,063,799)	2,076,182	2,076,182

Short-Term Investment – 7.96%
Citibank Investors Principal Preservation Trust I, 5.00%	14,763,627	14,763,627
Total Securities Lending Collateral (cost $16,839,809)		16,839,809
Total Value of Securities – 108.88%
(cost $208,744,526)		202,001,834©
Obligation to Return Securities Lending Collateral**– (9.08%)		(16,839,809)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.20%		365,581
Net Assets Applicable to 9,198,218 Shares Outstanding – 100.00%		$185,527,606

†Non-income producing security for the period ended September 30, 2007.
∞Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The rate shown is the yield at the time of purchase.
*Fully or partially on loan.
**See Note 4 in “Notes.”
©Includes $15,831,170 of securities loaned.

The following financial futures contract was outstanding at September 30, 2007:

Financial Futures Contract1
Contract	Notional	Notional	Expiration	Unrealized
to Buy	Cost	Value	Date	Appreciation
113 Russell E-mini	$8,923,349	$9,189,160	12/21/07	$265,811

The use financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]See Note 3 in “Notes.”
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Small-Cap Index Fund (the “Fund”).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the life of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$209,098,999
Aggregate unrealized appreciation	10,678,930
Aggregate unrealized depreciation	(17,776,095)
Net unrealized depreciation	$ (7,097,165)

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $2,235,471 may be carried forward and applied against future capital gains. Such Capital loss carryforwards expire in 2011.

3. Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gains are included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with Citibank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government or agency securities and/or cash collateral not less than the percentage specified in the agreement, ranging from 100% to 105%, depending on the types of securities. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 30 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc., repurchase agreements collateralized by such securities or Money Market Fund and other reinvestment vehicles. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Fund records security lending income net of such allocation.

Repurchase agreements involve certain risks not associated with direct investment in securities, including the risk that the original seller will default on its obligations to repurchase, as a result of bankruptcy or otherwise. If the seller defaults or becomes insolvent, a Fund could realize delays, costs or a loss in asserting its rights to the collateral in satisfaction of the seller’s repurchase agreement.

At September 30, 2007, the value of securities on loan was $15,831,170, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)

LVIP Mid-Cap Value Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 97.19%
Aerospace & Defense – 2.68%
†Alliant Techsystems	13,900	$1,519,270
Goodrich	22,300	1,521,529
		3,040,799
Airlines – 2.00%
†Northwest Airlines	74,800	1,331,440
†UAL	20,300	944,559
		2,275,999
Auto Components – 1.87%
Borg Warner	14,900	1,363,797
WABCO Holdings	16,366	765,111
		2,128,908
Biotechnology – 0.97%
†Theravance	42,100	1,098,389
		1,098,389
Building Products – 0.81%
American Standard	25,800	918,996
		918,996
Capital Markets – 2.30%
†Affiliated Managers Group	10,600	1,351,606
†E Trade Financial	97,113	1,268,296
		2,619,902
Chemicals – 5.43%
Celanese Series A	42,000	1,637,160
Chemtura	113,600	1,009,904
Cytec Industries	24,800	1,696,072
FMC	35,100	1,825,902
		6,169,038
Commercial Banks – 2.25%
City National	4,700	326,697
Commerce Bancorp	45,000	1,745,100
UnionBanCal	8,300	484,803
		2,556,600
Commercial Services & Supplies – 3.43%
†Copart	41,300	1,420,307
Donnelley (R.R.) & Sons	36,000	1,316,160
†United Stationers	20,900	1,160,368
		3,896,835
Communications Equipment – 1.26%
†JDS Uniphase	95,800	1,433,168
		1,433,168
Computers & Peripherals – 0.64%
†NCR	14,700	732,060
		732,060
Construction & Engineering – 2.18%
†Shaw Group	16,400	952,840
†URS	27,000	1,524,150
		2,476,990

Containers & Packaging – 1.47%
Greif Class A	1,800	109,224
†Owens-Illinois	37,800	1,566,810
		1,676,034
Diversified Financial Services – 2.30%
CIT Group	25,500	1,025,100
Genesis Lease ADR	63,800	1,587,344
		2,612,444
Diversified Telecommunications Services – 2.07%
Embarq	18,600	1,034,160
Virgin Media	54,500	1,322,715
		2,356,875
Electric Utilities – 2.49%
Northeast Utilities	53,100	1,517,067
PPL	7,000	324,100
Sierra Pacific Resources	62,600	984,698
		2,825,865
Electronic Equipment & Instruments – 4.95%
†Arrow Electronics	63,400	2,695,768
†Flextronics International	154,100	1,722,838
Kingboard Laminates Holdings	584,000	520,607
Tektronix	24,800	687,952
		5,627,165
Energy Equipment & Services – 0.72%
SBM Offshore	10,586	416,187
=†#Solar Cay 144A	26,800	401,464
		817,651
Food Products – 6.59%
Bunge	22,000	2,363,899
†Cosan	27,200	350,880
†Dean Foods	39,300	1,005,294
†PAN Fish	1,438,000	1,829,774
†Smithfield Foods	33,200	1,045,800
Tyson Foods Class A	50,300	897,855
		7,493,502
Gas Utilities – 1.21%
UGI	52,800	1,371,744
		1,371,744
Health Care Equipment & Supplies – 1.12%
Cooper	24,400	1,279,048
		1,279,048
Health Care Technology – 1.20%
IMS Health	44,500	1,363,480
		1,363,480
Hotels, Restaurants & Leisure – 0.12%
Ruby Tuesday	7,200	132,048
		132,048
Household Durables – 2.30%
MDC Holdings	23,300	953,902
Newell Rubbermaid	32,500	936,650
Whirlpool	8,100	721,710
		2,612,262
Industrial Conglomerates – 1.47%
Carlisle Companies	29,200	1,419,120
Walter Industries	9,200	247,480
		1,666,600
Insurance – 4.57%
Everest Re Group	13,700	1,510,288
Platinum Underwriters Holdings	32,000	1,150,720
Reinsurance Group of America	31,800	1,805,286
Unum Group	29,700	726,759
		5,193,053
IT Services – 2.23%
†BearingPoint	152,500	617,625
†CACI International	37,600	1,920,984
		2,538,609
Machinery – 5.14%
†AGCO	15,000	761,550
Kennametal	20,100	1,687,998
Pentair	29,200	968,856
Toro	30,000	1,764,900
Trinity Industries	17,550	658,827
		5,842,131
Marine – 1.13%
†American Commercial Lines	54,200	1,286,166
		1,286,166
Media – 4.84%
†Cablevision Systems Class A	19,000	663,860
Cinram International Income Fund	84,700	1,587,460
†Donnelley (R.H.)	44,201	2,476,140
Entercom Communications	39,800	769,334
		5,496,794
Metals & Mining – 1.30%
Cleveland-Cliffs	16,800	1,477,896
		1,477,896
Multi-Utilities & Unregulated Power – 1.38%
Wisconsin Energy	34,900	1,571,547
		1,571,547
Oil, Gas & Consumable Fuels – 5.82%
Arch Coal	38,200	1,288,868
†Brasil Ecodiesel ADR	57,700	372,857
†#Brasil Ecodiesel 144A ADR	41,500	268,173
†Newfield Exploration	39,300	1,892,688
Noble Energy	19,300	1,351,772
†Uranium One	60,600	801,257
†USEC	62,400	639,600
		6,615,215
Pharmaceuticals – 4.97%
†Barr Pharmaceuticals	45,600	2,595,096
†Endo Pharmaceuticals Holdings	56,200	1,742,762
†Impax Laboratories	111,800	1,306,942
		5,644,800
Real Estate Investment Trusts – 1.99%
First Industrial Realty Trust	6,400	248,768
KKR Financial Holdings	21,100	355,535
Liberty Property Trust	23,500	944,935
Thornburg Mortgage	55,100	708,035
		2,257,273
Road & Rail – 1.01%
†Avis Budget Group	50,000	1,144,500
		1,144,500
Semiconductors & Semiconductor Equipment – 3.86%
†Fairchild Semiconductor International	84,900	1,585,932
†Varian Semiconductor Equipment Associates	52,250	2,796,420
		4,382,352
Software – 1.15%
†McAfee	37,500	1,307,625
		1,307,625
Specialty Retail – 1.93%
Circuit City Stores	94,800	749,868
Foot Locker	25,400	389,382
†Office Depot	51,400	1,059,868
		2,199,118

Textiles, Apparel & Luxury Goods – 0.20%
Liz Claiborne	6,800	233,444
		233,444
Thrift & Mortgage Finance – 0.76%
Webster Financial	20,500	863,460
		863,460
Trading Company & Distributors – 1.08%
UAP Holding	39,200	1,229,312
		1,229,312
Total Common Stock (cost $100,478,386)		110,465,697

Short-Term Investment – 2.86%
Money Market Instrument – 2.86%
Dreyfus Cash Management Fund	3,242,925	3,242,925
Total Short-Term Investment (cost $3,242,925)		3,242,925
Total Value of Securities – 100.05%
(cost $103,721,311)		113,708,622
Liabilities Net of Receivables and Other Assets (See Notes) – (0.05%)		(52,517)
Net Assets Applicable to 6,961,989 Shares Outstanding – 100.00%		$113,656,105

†Non-income producing security for the period ended September 30, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2007, the aggregate amount of Rule 144A securities equaled $669,637, which represented 0.59% of the Fund’s net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2007, the aggregate amount of fair valued securities equaled $401,464, which represented 0.35% of the Fund’s net assets. See Note 1 in "Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
CAD – Canadian Dollar
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2007:

Foreign Currency Exchange Contracts1
			Unrealized
Contracts to Receive	In Exchange For	Settlement Date	Appreciation
CAD 27,384	USD (27,357)	10/2/07	$ 179
CAD 117,880	USD (117,330)	10/1/07	1,197
			$1,376

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements.  The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Mid-Cap Value Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$103,953,531
Aggregate unrealized appreciation	14,413,093
Aggregate unrealized depreciation	(4,658,002)
Net unrealized appreciation	$ 9,755,091

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At September 30, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Templeton Growth Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 94.20% Δ
Austria – 0.62%
Telekom Austria	58,730	$1,536,794
		1,536,794
Bermuda – 1.35%
ACE	30,370	1,839,510
†Covidien	17,447	724,051
Tyco International	17,447	773,600
		3,337,161
Brazil – 1.75%
Companhia Vale do Rio Doce ADR	88,040	2,504,738
Empresa Brasileira de Aeronautica ADR	41,920	1,841,126
		4,345,864
Finland – 2.02%
Stora Enso Class R	143,210	2,789,611
UPM-Kymmene	92,330	2,232,997
		5,022,608
France – 7.24%
Accor	15,640	1,388,562
AXA	64,930	2,905,480
France Telecom ADR	113,830	3,806,475
Sanofi-Aventis	34,576	2,927,753
Suez	29,210	1,720,288
Thomson ADR	89,590	1,365,352
Total	47,290	3,845,175
		17,959,085
Germany – 5.24%
Bayerische Motoren Werke	43,800	2,832,507
Deutsche Post	89,030	2,584,840
E.On	15,010	2,770,353
†Infineon Technologies ADR	79,210	1,360,828
Siemens ADR	25,120	3,447,720
		12,996,248
Hong Kong – 1.32%
Cheung Kong Holdings	73,000	1,203,856
Hutchison Whampoa	93,800	1,003,296
Swire Pacific	88,500	1,072,972
		3,280,124
Israel – 0.78%
†Check Point Software Technologies	76,640	1,929,795
		1,929,795
Italy – 3.24%
ENI	91,051	3,374,508
Mediaset	212,052	2,189,276
UniCredito Italiano	290,169	2,482,686
		8,046,470
Japan – 6.17%
Aiful	68,450	1,072,697
FujiFilm Holdings	51,700	2,390,101
Hitachi	124,000	825,875
Konica Minolta Holdings	85,500	1,449,316
Mabuchi Motor	13,700	893,374
Mitsubishi UFJ Financial Group ADR	84,590	768,077
Nintendo	5,300	2,759,359
Promise	57,150	1,393,174
Sony	28,600	1,386,923
Takeda Pharmaceutical	33,500	2,356,608
		15,295,504

Mexico – 0.32%
Telefonos de Mexico ADR	24,390	801,699
		801,699
Netherlands – 4.15%
ING Groep CVA	83,000	3,684,485
Koninklijke Philips Electronics	72,540	3,273,941
Reed Elsevier	120,050	2,280,268
Vedior CVA	48,270	1,062,093
		10,300,787
Norway – 1.55%
Telenor	191,300	3,832,245
		3,832,245
Portugal – 0.69%
Portugal Telecom	122,760	1,720,798
		1,720,798
Republic of Korea – 3.31%
Kookmin Bank	26,150	2,177,267
KT ADR	51,580	1,292,079
Samsung Electronics	5,125	3,219,933
SK Telecom ADR	51,410	1,526,877
		8,216,156
Singapore – 2.34%
DBS Group Holdings	85,337	1,240,848
Singapore Telecommunications	1,255,000	3,396,230
Venture	105,000	1,166,274
		5,803,352
South Africa – 1.01%
Sasol	58,510	2,515,345
		2,515,345
Spain – 1.68%
Telefonica	148,867	4,167,142
		4,167,142
Sweden – 0.79%
Nordea Bank	68,380	1,191,672
Securitas Class B	45,730	603,209
†Securitas Systems Class B	45,730	168,899
		1,963,780
Switzerland – 2.98%
Nestle	6,180	2,776,514
Swiss Reinsurance	26,951	2,400,841
UBS	41,130	2,211,784
		7,389,139
Taiwan – 0.66%
Chunghwa Telecom ADR	47,289	873,901
#Compal Electronics 144A GDR	134,779	761,957
		1,635,858
United Kingdom – 18.47%
Amvescap	85,670	1,159,454
Aviva	168,370	2,537,070
BAE Systems	295,760	2,987,731
BP ADR	51,670	3,583,315
British Sky Broadcasting Group	222,600	3,162,951
Cadbury Schweppes	138,710	1,610,529
Compass Group	433,200	2,676,643
GlaxoSmithKline	90,580	2,405,482
G4S	615,070	2,541,973
HSBC Holdings	135,600	2,480,408
Old Mutual	294,240	965,007
Pearson	77,590	1,202,495
Rentokil Initial	410,940	1,403,233
Rolls-Royce Group	205,390	2,195,637
Royal Bank of Scotland Group	227,300	2,443,809
Royal Dutch Shell Class B	99,880	4,113,554
Unilever	87,484	2,767,153
Vodafone Group ADR	112,310	4,076,853
Yell Group	171,870	1,509,404
		45,822,701
United States – 26.52%
Abbott Laboratories	20,360	1,091,703
American International Group	39,320	2,659,998
†Amgen	60,530	3,424,182
Aon	57,680	2,584,641
Bank of America	34,440	1,731,299
†Boston Scientific	109,920	1,533,384
Bristol-Myers Squibb	78,220	2,254,300
†Cadence Design Systems	71,710	1,591,245
†Chico's FAS	113,530	1,595,097
†Comcast Special Class A	83,535	2,001,499
Cooper	46,730	2,449,587
†DIRECTV Group	96,590	2,345,205
Discover Financial Services	6,600	137,280
Dow Chemical	29,710	1,279,313
FedEx	10,470	1,096,733
Gap	52,950	976,398
General Electric	58,390	2,417,346
†Interpublic Group	199,511	2,070,924
Merck & Co.	25,120	1,298,453
Microsoft	94,570	2,786,032
Morgan Stanley	13,200	831,600
News Class A	164,510	3,617,574
†Oracle	127,140	2,752,581
Pfizer	145,860	3,563,360
Progressive	103,450	2,007,965
Quest Diagnostics	33,690	1,946,271
Seagate Technology	88,330	2,259,481
Target	37,940	2,411,846
Time Warner	108,890	1,999,220
†Tyco Electronics	17,447	618,147
United Parcel Service Class B	23,700	1,779,870
†Viacom Class B	54,990	2,142,960
†Watson Pharmaceuticals	78,580	2,545,992
		65,801,486
Total Common Stock (cost $179,715,175)		233,720,141

Short-Term Investment – 5.69%
Money Market Instrument – 5.69%
Dreyfus Cash Management Fund	14,114,113	14,114,113
Total Short-Term Investment (cost $14,114,113)		14,114,113
Total Value of Securities – 99.89%
(cost $193,829,288)		247,834,254
Receivables and Other Assets Net of Liabilities (See Notes) – 0.11%		281,033
Net Assets Applicable to 7,192,448 Shares Outstanding – 100.00%		$248,115,287

Δ Securities have been classified by country of origin.
†Non-income producing security for the period ended September 30, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2007, the aggregate amount of Rule 144A securities equaled $761,957, which represented 0.31% of the Fund’s net assets. See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
GDR – Global Depositary Receipts
_________________________________________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Templeton Growth Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$193,829,288
Aggregate unrealized appreciation	58,850,226
Aggregate unrealized depreciation	(4,845,260)
Net unrealized appreciation	$ 54,004,966

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.  No foreign currency exchange contracts were outstanding at September 30, 2007.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At September 30, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

LVIP Marsico International Growth Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 90.00%∆
Australia – 2.91%
CSL	22,951	$ 2,185,595
Macquarie Bank	35,814	2,682,648
Macquarie Infrastructure Group	341,656	946,045
		5,814,288
Austria – 0.83%
Erste Bank der Oesterreichischen Sparkassen	21,773	1,659,532
		1,659,532
Brazil – 7.87%
All America Latina Logistica	73,367	1,035,063
Gafisa	95,270	1,608,104
†JHSF Participacoes	168,000	895,450
Petroleo Brasileiro ADR	68,410	5,164,955
†Redecard	57,600	1,068,727
Unibanco-Uniao de Bancos Brasileiros GDR	45,241	5,951,453
		15,723,752
Canada – 3.38%
Potash Corp. of Saskatchewan	30,824	3,258,097
†Research in Motion	35,498	3,498,328
		6,756,425
France – 10.74%
Accor	37,229	3,305,293
†Alstom	9,475	1,926,313
†Cie Generale de Geophysique-Veritas	6,193	2,023,674
Electricite de France	37,245	3,938,208
JC Decaux	80,480	2,826,649
PPR	15,262	2,871,491
Veolia Environnement	52,947	4,559,592
		21,451,220
Germany – 7.21%
Continental	46,930	6,514,874
DaimlerChrysler	58,908	5,942,359
†GEA Group	28,405	1,004,942
MTU Aero Engines Holding	15,433	940,819
		14,402,994
Hong Kong – 9.09%
China Merchants Holdings International	328,000	2,040,019
China Mobil	370,000	6,058,902
CNOOC	1,779,800	2,990,048
Esprit Holdings	157,000	2,494,195
†Melco PBL Entertainment Macau ADR	133,471	2,202,272
Shagri-La Asia	706,369	2,380,657
		18,166,093
India – 1.39%
ICICI Bank ADR	52,744	2,780,664
		2,780,664
Japan – 7.96%
Daikin Industries	39,748	1,913,690
Fujitsu	130,000	919,032
Marubeni	361,000	3,312,676
Mitsui Trust Holdings	244,000	1,903,395
Nintendo	8,400	4,373,323
Toyota Motor	27,700	1,635,086
Yamada Denki	18,700	1,851,114
		15,908,316
Luxembourg – 1.07%
ArcelorMittal	27,158	2,145,106
		2,145,106
Mexico – 3.16%
America Movil Series L ADR	41,364	2,647,296
Grupo Televisa ADR	151,809	3,669,224
		6,316,520
Netherlands – 1.41%
Heineken	42,913	2,816,145
		2,816,145
Republic of Korea – 1.35%
Samsung Electronics	4,300	2,701,602
		2,701,602
Singapore – 1.81%
CapitaLand	658,000	3,610,030
		3,610,030
South Africa – 0.45%
MTN Group	58,758	891,268
		891,268
Switzerland – 13.38%
ABB	151,219	3,982,797
†Actelion	40,331	2,234,644
Holcim	56,440	6,235,017
Julius Baer Holding	42,332	3,165,536
Kuehne & Nagel International	9,649	949,897
Lonza Group	31,893	3,479,436
Nestle	8,613	3,869,598
Roche Holding	15,458	2,803,182
		26,720,107
United Kingdom – 11.17%
British Sky Broadcasting Group	400,524	5,691,095
Johnson Matthey	27,411	934,318
Man Group	259,898	2,943,172
Reckitt Benckiser	39,001	2,292,484
Rio Tinto	31,809	2,750,265
Tesco	856,469	7,696,946
		22,308,280
United States – 4.82%
†Amdocs	23,827	886,126
†Las Vegas Sands	31,305	4,176,713
Schlumberger	43,466	4,563,930
		9,626,769
Total Common Stock (Cost $147,789,097)		179,799,111

Short-Term Investment – 4.83%
Money Market Instrument – 4.83%
Dreyfus Cash Management Fund	9,657,834	9,657,834
Total Short-Term Investment (Cost $9,657,834)		9,657,834

	Principal
	Amount (U.S.$)
^U.S. Treasury Obligations – 5.07%
U.S. Treasury Bills
3.26% 11/1/07	$6,717,000	6,698,199
3.598% 1/3/08	851,000	842,607
3.703% 1/10/08	1,448,000	1,432,738
3.814% 1/31/08	595,000	587,384
3.869% 2/7/08	565,000	557,222
Total U.S. Treasury Obligations (Cost $10,119,228)		10,118,150
Total Value of Securities – 99.90%
(Cost $167,566,159)		199,575,095
Receivables and Other Assets Net of Liabilities (See Notes) – 0.10%		193,879
Net Assets Applicable to 11,124,755 Shares Outstanding – 100.00%		199,768,974

∆Securities have been classified by country of origin.
†Non-income producing security for the period ended September 30, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
GBP – British Pound Sterling
GDR – Global Depositary Receipts
EUR – European Monetary Unit
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2007:

Foreign Currency Exchange Contracts1
			Unrealized
Contracts to Receive	In Exchange For	Settlement Date	Appreciation
EUR 260,561	USD (368,851)	10/01/07	$2,720
GBP 149,771	USD (303,505)	10/02/07	2,904
			$5,624

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements.  The notional amount presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Marsico International Growth Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$167,723,481
Aggregate unrealized appreciation	33,789,125
Aggregate unrealized depreciation	(1,937,511)
Net unrealized appreciation	$ 31,851,614

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LVIP Value Opportunities Fund

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock– 99.16%
Aerospace & Defense – 3.34%
†Stanley	2,900	$79,895
United Industrial	10,930	822,592
		902,487
Automobiles – 1.82%
Thor Industries	10,920	491,291
		491,291
Capital Markets – 2.68%
Waddell & Reed Financial Class A	26,800	724,404
		724,404
Chemicals – 2.61%
CF Industries Holdings	4,700	356,777
Koppers Holdings	9,000	347,490
		704,267
Commercial Banks – 8.02%
Chittenden	9,775	343,689
Community Trust Bancorp	6,600	198,264
First Merchants	14,485	312,297
MainSource Financial Group	21,360	376,576
NBT Bancorp	10,720	233,053
Old National Bancorp	9,200	152,444
UMB Financial	5,300	227,158
Westamerica Bancorp	6,440	320,776
		2,164,257
Commercial Services & Supplies – 4.02%
†Consolidated Graphics	7,200	452,088
Rollins	23,730	633,354
		1,085,442
Containers & Packaging – 5.03%
AptarGroup	9,000	340,830
Packaging Corp. of America	17,050	495,644
Silgan Holdings	9,700	521,375
		1,357,849
Diversified Consumer Services – 1.41%
†Steiner Leisure	8,780	381,052
		381,052
Diversified Telecommunications Services – 2.82%
NTELOS Holdings	15,900	468,414
†Premiere Global Services	23,100	292,215
		760,629
Electric Utilities – 4.07%
Allete	15,530	695,123
†El Paso Electric	17,490	404,544
		1,099,667
Electrical Equipment – 0.93%
AMETEK	5,810	251,108
		251,108
Electronic Equipment & Instruments – 1.90%
MTS Systems	12,340	513,344
		513,344
Energy Equipment & Services – 2.94%
†Basic Energy Services	15,310	321,816
†W-H Energy Services	6,400	472,000
		793,816
Food Products – 1.20%
Lancaster Colony	8,530	325,590
		325,590

Gas Utilities – 2.61%
UGI	27,080	703,538
		703,538
Health Care Equipment & Supplies – 4.66%
Arrow International	7,184	326,800
†Haemonetics	9,840	486,293
PolyMedica	8,480	445,370
		1,258,463
Hotels, Restaurants & Leisure – 1.38%
†Gaylord Entertainment	7,000	372,540
		372,540
Insurance – 5.55%
Hanover Insurance Group	11,170	493,602
Horace Mann Educators	31,680	624,414
Infinity Property & Casualty	9,470	380,883
		1,498,899
IT Services – 1.63%
†CIBER	56,450	440,875
		440,875
Leisure Equipment & Products – 1.16%
Polaris Industries	7,160	312,319
		312,319
Life Sciences Tools & Services – 1.64%
†ICON ADR	8,660	441,920
		441,920
Machinery – 4.82%
Briggs & Stratton	14,300	360,074
†Chart Industries	5,870	188,779
Mueller Industries	13,695	494,938
Wabtec	6,890	258,099
		1,301,890
Media – 1.87%
Carmike Cinemas	14,100	259,017
Journal Communications Class A	25,900	245,532
		504,549
Oil, Gas & Consumable Fuels – 4.51%
Berry Petroleum Class A	8,570	339,286
Overseas Shipholding Group	7,300	560,859
†Petroleum Development	7,150	317,103
		1,217,248
Personal Products – 2.55%
†Chattem	5,300	373,756
†Playtex Products	17,200	314,416
		688,172
Real Estate Investment Trusts – 9.27%
BioMed Realty Trust	13,570	327,037
MFA Mortgage Investments	50,160	402,283
Pennsylvania Real Estate Investment Trust	10,380	404,196
Post Properties	10,430	403,641
Ramco-Gershenson Properties	8,150	254,606
Sun Communities	11,600	348,928
Tanger Factory Outlet Centers	8,900	361,251
		2,501,942
Semiconductors & Semiconductor Equipment – 3.89%
†Advanced Energy Industries	21,400	323,140
Micrel	21,100	227,880
†Silicon Laboratories	11,930	498,197
		1,049,217
Software – 1.51%
†Progress Software	13,420	406,626
		406,626
Specialty Retail – 6.73%
Cato Class A	12,720	259,997
†Dress Barn	27,380	465,734
†Genesco	6,670	307,687
Men's Wearhouse	7,700	389,004
†Warnaco Group	10,120	395,388
		1,817,810

Thrift & Mortgage Finance – 2.59%
Brookline Bancorp	26,950	312,351
Provident Financial Services	14,420	236,055
WSFS Financial	2,400	149,760

698,166
Total Common Stock (cost $24,167,260)		26,769,377

Short-Term Investment – 1.29%
Money Market Instrument – 1.29%
Dreyfus Cash Management Fund	347,633	347,633
Total Short-Term Investment (cost $347,633)		347,633
Total Value of Securities – 100.45%
(cost $24,514,893)		27,117,010
Liabilities Net of Receivables and Other Assets (See Notes) – (0.45%)		(120,203)
Net Assets Applicable to 1,713,059 Shares Outstanding – 100.00%		$26,996,807

†Non-income producing security for the period ended September 30, 2007.

ADR – American Depositary Receipts
______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) – LVIP Value Opportunities Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes– The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$24,573,681
Aggregate unrealized appreciation	3,708,508
Aggregate unrealized depreciation	(1,165,179)
Net unrealized appreciation	$ 2,543,329

3. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Item 2. Controls and Procedures

(a)  The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

   By:       /s/ Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)

Date:       November 20, 2007_______

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)

Date:       November 20, 2007______

By:           /s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:       November 20, 2007